As filed with the Securities and Exchange Commission on March 1, 1999
                                       Registration Nos. 33-23512, 811-5629

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

       Registration Statement under the Securities Act of 1933            [X]
                           Pre-Effective Amendment No.                    [ ]
                         Post-Effective Amendment No. 39                  [X]
                                     and/or

       Registration Statement under the Investment Company Act of 1940    [X]
                                Amendment No. 40
                        (Check appropriate box or boxes)

                                  THE GCG TRUST
                  (Exact Name of Registrant as Specified in Charter)
                        1001 Jefferson Street, Suite 400
                              Wilmington, DE  19801
                      (Address of Principal Executive Offices)
                                [302-576-3400]
                (Registrant's Telephone Number, including Area Code)

                               Marilyn Talman, Esq.
                       Golden American Life Insurance Company
                         1001 Jefferson Street, Suite 400
                              Wilmington, DE  19801
                      (Name and Address of Agent for Service)
                                      ----------

                Approximate Date of Proposed Public Offering
  As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ] immediately upon filing pursuant to paragraph (b)
          [X] on May 1, 1999 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on __________ pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                ----------

                          PROSPECTUS #1
                          THE GCG TRUST

THE  GCG  TRUST

PROSPECTUS
___________ ____, 1999

                                  MONEY MARKET FUND
                                     Liquid Asset Series

                                  BOND FUNDS
                                    Limited Maturity Bond Series
                                    Global Fixed Income Series

                                  BALANCED FUND
                                    Total Return Series

                                  STOCK FUNDS
                                    DOMESTIC
                                    Equity Income Series
                                    Fully Managed Series
                                    Hard Assets Series
                                    Real Estate Series
                                    All-Growth Series
                                    Capital Appreciation Series
                                    Rising Dividends Series
                                    Value Equity Series
                                    Strategic Equity Series
                                    Small Cap Series
                                    Growth Opportunities Series
                                    Mid-Cap Growth Series
                                    Research Series
                                    Growth Series
                                    Growth & Income Series
                                    INTERNATIONAL/GLOBAL
                                    Emerging Markets Series
                                    Managed Global Series
                                    Developing World Series



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
FOR THE SEPARATE ACCOUNT.  BOTH PROSPECTUSES SHOULD BE READ
CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

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                           TABLE OF CONTENTS
-------------------------------------------------------------------------
[Section is in Double-Column Format]
                                           PAGE
INTRODUCTION ............................    1
 Investing Through Your Variable
   Contract .............................
 Why Reading This Prospectus is
   Important ............................
 A Word about Portfolio Diversity .......
 Additional Information about the
   Portfolios ...........................
 Performance Information ................
 Types of Funds .........................
 General Risk Factors ...................
 Non-Principal Investments and
   Strategies ...........................
 Temporary Defensive Positions ..........
 Description of Market Indices ..........
 The Year 2000 ..........................
PORTFOLIOS AT A GLANCE ..................
 Liquid Asset Portfolio .................
 Limited Maturity Bond Portfolio ........
 Global Fixed Income Portfolio ..........
 Total Return Portfolio .................
 Equity Income Portfolio ................
 Fully Managed Portfolio ................
 Hard Assets Portfolio ..................
 Real Estate Portfolio ..................
 All-Growth Portfolio ...................
 Capital Appreciation Portfolio .........
 Rising Dividends Portfolio .............
 Value Equity Portfolio .................
 Strategic Equity Portfolio .............
 Small Cap Portfolio ....................
 Growth Opportunities Portfolio .........
 Mid-Cap Growth Portfolio ...............
 Research Portfolio .....................
 Growth Portfolio .......................
 Growth & Income Portfolio ..............
 Emerging Markets Portfolio .............
 Managed Global Portfolio ...............
 Developing World Portfolio .............
FINANCIAL HIGHLIGHTS ....................
 Liquid Asset Portfolio .................
 Limited Maturity Bond Portfolio ........
 Global Fixed Income Portfolio ..........
 Total Return Portfolio .................
 Equity Income Portfolio ................
 Fully Managed Portfolio ................
 Hard Assets Portfolio ..................
 Real Estate Portfolio ..................
 All-Growth Portfolio ...................
 Capital Appreciation Portfolio .........
 Rising Dividends Portfolio .............
 Value Equity Portfolio .................
 Strategic Equity Portfolio .............
 Small Cap Portfolio ....................
                                           PAGE
 Growth Opportunities Portfolio .........
 Mid-Cap Growth Portfolio ...............
 Research Portfolio .....................
 Growth Portfolio .......................
 Growth & Income Portfolio ..............
 Emerging Markets Portfolio .............
 Managed Global Portfolio ...............
 Developing World Portfolio .............
DESCRIPTION OF THE PORTFOLIOS ...........
 Liquid Asset Portfolio .................
 Limited Maturity Bond Portfolio ........
 Global Fixed Income Portfolio ..........
 Total Return Portfolio .................
 Equity Income Portfolio ................
 Fully Managed Portfolio ................
 Hard Assets Portfolio ..................
 Real Estate Portfolio ..................
 All-Growth Portfolio ...................
 Capital Appreciation Portfolio .........
 Rising Dividends Portfolio .............
 Value Equity Portfolio .................
 Strategic Equity Portfolio .............
 Small Cap Portfolio ....................
 Growth Opportunities Portfolio .........
 Mid-Cap Growth Portfolio ...............
 Research Portfolio .....................
 Growth Portfolio .......................
 Growth & Income Portfolio ..............
 Emerging Markets Portfolio .............
 Managed Global Portfolio ...............
 Developing World Portfolio .............
OVERALL MANAGEMENT OF THE TRUST .........
 The Advisor ............................
 Advisory Fee ...........................
SHARE PRICE .............................
DISTRIBUTION AND TAXES ..................
MORE INFORMATION ........................
 Additional Investment Strategies .......
 Portfolio Turnover .....................
 Legal Counsel ..........................
 Independent Auditors ...................
 Year 2000 ..............................



IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE SERIES OF THE GCG TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                  i
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                            INTRODUCTION
-------------------------------------------------------------------------
[Section is in Double-Column Format]

INVESTING THROUGH YOUR VARIABLE CONTRACT
Shares of the portfolios of the GCG Trust currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies as funding choices for variable annuity contracts and variable life insurance policies ("Variable Contracts"). Assets in the Separate Account are invested in shares of the portfolios based on your allocation instructions. Not all portfolios described in this prospectus may be available under your Variable Contract. You do not deal directly with the portfolios to purchase or redeem shares. The accompanying Separate Account prospectus describes your rights as a Variable Contract owner. We may sell shares of the portfolios to qualified pension and retirement plans outside of the separate account context.

WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, risks and strategy of each of the portfolios of the GCG Trust. Reading the prospectus will help you to decide whether a portfolio is the right investment for you. We suggest that you keep this prospectus and the prospectus for the Separate Account for future reference.

A WORD ABOUT PORTFOLIO DIVERSITY
Each portfolio in this prospectus, unless specifically noted in the portfolio's investment objective, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities). The investment objective and investment restrictions of each portfolio in this prospectus are fundamental. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
A Statement of Additional Information (dated ________ __, 1999) about the portfolios is made a part of this prospectus. It identifies and discusses non-principal investment strategies (along with associated risks) of each portfolio, as well as investment restrictions, secondary or temporary investments and their associated risks, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or visiting the Securities and Exchange Commission's website (www.sec.gov).

PERFORMANCE INFORMATION
The performance information presented for each portfolio in this prospectus does not include insurance-related charges. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

TYPES OF FUNDS
The portfolios are generally classified among three major asset classes: stock, bond and money market.


  MONEY MARKET               BOND                     STOCK
    FUNDS                    FUNDS                    FUNDS

  |----------------------------------------------------------|
  | LOWER     <---------- RISK/RETURN ---------->     HIGHER |
  |----------------------------------------------------------|

 MONEY MARKET FUND. Money market instruments (also known as cash investments) are debt securities issued by governments, corporations, banks, or other financial institutions.

 BOND FUND. Bonds are debt securities representing loans from investors. A bond fund's share price - and therefore the value of your investment - can rise or fall in value because of changing interest rates or other factors.

 BALANCED FUND. A balanced fund holds a mix of stocks, bonds, and sometimes, cash investments. A balanced fund offers the convenience of investing in both stocks and bonds through a single fund.

 STOCK FUND. Stocks - which represent shares of ownership in a company - generally offer the greatest potential for long-term growth of principal. Many stocks also provide regular dividends, which are generated by corporate profits. While stocks have historically provided the highest long-term returns, they have also exhibited the greatest short-term price fluctuations - so a stock fund has a higher risk of losing value over the short term.


AN INVESTMENT IN ANY PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER AGENCY.

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                        INTRODUCTION (CONTINUED)
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GENERAL RISK FACTORS
Like all mutual funds, investing in the portfolios involves risk factors and special considerations. A portfolio's risk is defined primarily by its principal investment strategies, which are described later in this prospectus. Investments in a portfolio are not insured against loss of principal. As with any mutual fund, there can be no assurance that a portfolio will achieve its investment objective. Investing in shares of a portfolio should not be considered a complete investment program. The share value of the portfolios (except for the Liquid Asset Portfolio) will rise and fall. Although the Liquid Asset Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
It is important to keep in mind one of the main axioms of investing:
The higher the risk of losing money, the higher the potential reward. The lower the risk, the lower the potential reward. As you consider an investment in one or more of the portfolios, you should take into account your personal tolerance for investment risk.

GENERAL RISK:
 o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

RISK RELATED TO STOCK INVESTING:
 o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio may invest may still trail returns from the overall stock market.

RISKS RELATED TO BOND INVESTING:
 o INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income.
 o INTEREST RATE RISK. This is the risk that bond prices overall will decline over short or even extended periods due to rising interest rates. Interest rate risk is generally modest for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds. A bond's duration measures its sensitivity to changes in interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change.
 o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results.
 o CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.
 o MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

Because of these and other risks that may be particular to a portfolio, your investment could lose or not make any money.

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                        INTRODUCTION (CONTINUED)
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NON-PRINCIPAL INVESTMENTS AND STRATEGIES
This prospectus does not describe various types of securities, strategies and practices which are available to, but are not the principal focus of, a particular portfolio. The types of securities, strategies and practices in which a portfolio may engage are identified and discussed, together with their limitations and risks, in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS
This prospectus does not describe temporary defensive positions. A portfolio may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information.

DESCRIPTION OF MARKET INDICES
An index is a measure in value changes among a group of similar securities, with the gauge used to predict possible future movements. The following are the indices that are referred to in this prospectus:

 o  Lehman Brothers Government/Corporate Bond Index - comprises of
    U.S. government securities and investment-grade corporate debt securities.
 o Lehman Brothers Intermediate Government/Corporate Bond Index - comprises of intermediate-term U.S. government securities and investment-grade corporate debt securities.
 o Merrill Lynch 1-5 Year Corporate/Government Bond Index - comprises of government and investment-grade corporate debt securities with remaining maturities of one to five years.
 o  Morgan Stanley Capital international All Country World Free Index
    - comprises of equity securities in countries around the world, including the United States, other developed countries and emerging markets.
 o  Morgan Stanley Capital International Emerging Markets Free Index
    - comprises of equity securities in emerging markets.
 o Russell 2000 Index - represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.
 o Russell Midcap Index - consists of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index contains the 1,000 largest companies in the U.S.
 o  Standard & Poor's 500 Index (S & P 500) - composed of 500 U.S.
    stocks.
 o Wilshire Real Estate Securities Index - consists of real estate investment trusts (REITs) and real estate operating companies (REOCs).

Indices referred to in this prospectus are trademarks or copyrights owned by third parties.

THE YEAR 2000
The Trust could be adversely affected if the computer systems used by the Trust's investment advisor and the Trust's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The Trust's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Trust invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the Trust's investments and its shares.

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                        PORTFOLIOS AT A GLANCE
-------------------------------------------------------------------------


LIQUID  ASSET  PORTFOLIO

INVESTMENT
OBJECTIVE   High level of current income consistent with the
            preservation of capital and liquidity

PRINCIPAL   The Portfolio Manager strives to maintain a stable $1
INVESTMENT  net asset value and the investment strategy focuses on
STRATEGY    safety of principal, liquidity and yield, in order of
            importance,to achieve this goal. The management team implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

            Step One:   A formal Approved List of high quality
                        companies is actively maintained

            Step Two:   Securities of Approved List issuers that meet
                        maturity guidelines and are rated top tier are eligible for investment

            Step Three: Diversification tests ensure concentration
                        limits are not exceeded

            Step Four:  Yield curve positioning decisions are made
                        based upon liquidity requirements, yield curve analysis and market expectations of future interest rates

            Money market funds are highly regulated by Rule 2a-7 of the Investment Company Act of 1940 which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the GCG Trust Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

               o QUALITY. At least 95% of the Portfolio's investments must be rated first tier and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio.

               o MATURITY. The average maturity of the portfolio may not exceed 90 days and the maturity of any individual security may not exceed 397 days.

               o DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in a single issuer and no more than 10% of total assets may be subject to demand features or guarantees from a single institution.



[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------


PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK          o  INTEREST RATE RISK

               o  CREDIT RISK           o  INCOME RISK

            AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND WE
            CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO
            MAINTAIN A STABLE $1 SHARE PRICE.

PERFORMANCE The value of your shares in a portfolio will fluctutate depending on the investment performance of the Portfolio. The following chart show the variability of the Portfolio's returns for the indicated time periods. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.


[Performance Bar Chart Follows:]


                      LIQUID ASSET -- ANNUAL TOTAL RETURN

Year     1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
         7.67%   7.75%   5.66%   3.13%   2.64%   3.89%   5.51%   5.01%   5.07%   [   ]


   |-------------------------------------------------|  |--------------------|
   |          AVERAGE ANNUAL TOTAL RETURN            |  |     BEST QUARTER   |
   |-------------------------------------------------|  |--------------------|
   |                         1 YEAR  5 YEAR  1/24/89 |  |  ________ XX, 19XX |
   |                                      (INCEPTION)|  |       ___ %        |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |                    |
   |                                                 |  |--------------------|
   |                                                 |  |    WORST QUARTER   |
   |                                                 |  |--------------------|
   |                                                 |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            ING Investment Management, LLC or its affiliate has managed the Portfolio since August 13, 1996. Prior to that date, different firms managed the Portfolio.

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

LIMITED  MATURITY  BOND  PORTFOLIO

INVESTMENT
OBJECTIVE   Highest current income consistent with low risk to
            principal and liquidity

            As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL   The Portfolio invests primarily in a diversified
INVESTMENT  portfolio of limited maturity debt securities with
STRATEGY    remaining maturities of seven years or less.  The
            dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less.

            To achieve the Portfolio's objective, the Portfolio
            Manager:

               o  manages the portfolio's duration

               o analyzes the shape of the yield curve to identify risk reward trade-offs of maturity decisions and market expectations of interest rates

               o over-weights or under-weights sectors relative to the benchmark based on sector analysis and market opportunities

               o  selects securities with positive credit
                  fundamentals, liquidity and relative value within sectors

            The Portfolio Manager selects debt instruments from the following broad sectors:

               o  U.S. Treasury Securities

               o  U.S. Government Agency Securities

               o  corporate Securities

               o  mortgage-Backed Securities

               o  asset-Backed Securities

            Eligible security types include fixed rate bonds, variable or floating rate bonds, mortgage-backed securities, asset-backed securities, dollar-denominated foreign securities, and money market instruments such as commercial paper, certificates of deposit and repurchase agreements.



[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PRINCIPAL   Any investment involves the possibility that you will lose
RISKS       money or not make money.  An investment in the Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK          o  INTEREST RATE RISK

               o  CALL RISK             o  INCOME RISK

               o  CREDIT RISK

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the index. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.



[Performance Bar Chart Follows:]


                      LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN

Year     1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
         9.69%   7.87%  11.27%   4.84%   6.20%  -1.19%  11.72%   4.32%   6.67%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  1/24/89 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Merrill Lynch 1-5 Year                         |  |    WORST QUARTER   |
   |    Corporate/Government                         |  |--------------------|
   |    Bond Index                                   |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            ING Investment Management, LLC or its affiliate has managed the Portfolio since August 13, 1996. Prior to that date, different firms managed the Portfolio.

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

GLOBAL  FIXED  INCOME  PORTFOLIO

INVESTMENT
OBJECTIVE   High total return

PRINCIPAL
INVESTMENT  The Portfolio invests primarily in high-grade debt
STRATEGY securities, both foreign and domestic, and related foreign currency transactions. The Portfolio normally primarily invests in:

               o obligations issued or guaranteed by foreign national governments, or their agencies, instrumentalities or political subdivisions

               o  U.S. Government securities

               o  debt securities issued or guaranteed by
                  supranational organizations, considered to be
                  "government securities"

               o non-government foreign and domestic debt securities, including corporate debt securities, bank obligations, mortgage-backed or asset-backed securities, and repurchase agreements

            The Portfolio Manager allocates the Portfolio's investments among those markets, companies and currencies that offer the most attractive combination of high income and principal stability.

            In evaluating investments for the Portfolio, the Portfolio Manager analyzes relative yields and the appreciation potential of securities in particular markets, world interest rates and monetary trends, economic, political and financial market conditions in different countries, credit quality, and the relationship of individual foreign currencies to the U.S. dollar. The Portfolio Manager also relies on internally and externally generated financial, economic, and credit research to evaluate alternative investment opportunities.

            The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of the issuer.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK          o  CREDIT RISK

               o  INCOME RISK           o  CALL RISK

               o  INTEREST RATE RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - Global Fixed Income
            Portfolio":

               o  FOREIGN INVESTMENT AND CURRENCY RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. Since the Global Fixed Income Opportunities Portfolio became available to investors on August 17, 1998, performance information on previous years is not available. Baring International Investment Limited has managed the firm since its inception.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

TOTAL  RETURN  PORTFOLIO

INVESTMENT  Above-average income (compared to a portfolio entirely
OBJECTIVE   invested in equity securities) consistent with the prudent employment of capital. A secondary goal is the reasonable opportunity for growth of capital and income.

PRINCIPAL
INVESTMENT  The Portfolio is a "balanced fund," and invests in a
STRATEGY combination of equity and fixed income securities. The Portfolio normally invests:

               o at least 40%, but not more than 75%, of its assets in common stocks and related equity securities

               o at least 25% of its assets in non-convertible fixed income securities

            EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis performed by the Portfolio Manager and its group of equity research analysts.

            While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that it believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because they are temporarily out of favor in the market or the market has overlooked them. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

            FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, which include:

               o  U.S. government securities

               o  mortgage-backed and asset-backed securities

               o  corporate bonds




[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

            In selecting fixed income investments for the Portfolio, the Portfolio Manager assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets.

            The Portfolio may invest up to 20% of its assets in U.S. Government securities, mortgage pass-through securities, American Depository Receipts and foreign securities (including in emerging or developing markets) and lower rated fixed income securities.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK          o  INTEREST RATE RISK

               o  INCOME RISK           o  CREDIT RISK

               o  CALL RISK             o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - Total Return
            Portfolio":

               o  ALLOCATION RISK

               o  UNDERVALUED SECURITIES RISK

               o  CONVERTIBLE SECURITIES RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK

               o  HIGH YIELD BOND RISK

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. Since the Total Return Portfolio became available to investors on August 17, 1998, performance information on previous full years is not available. Massachusetts Financial Services Company has managed the Portfolio since its inception.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

EQUITY  INCOME  PORTFOLIO
 (FORMERLY, THE MULTIPLE ALLOCATION PORTFOLIO)

INVESTMENT
OBJECTIVE   Substantial dividend income as well as long-term growth of capital
PRINCIPAL   The Portfolio normally invests at least 65% of its
INVESTMENT  assets in the common stocks of well-established companies
STRATEGY    paying above-average dividends.  The Portfolio Manager
            typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

            In selecting investments, the Portfolio Manager generally looks for companies with the following:

               o  an established operating history

               o  above-average dividend yield relative to the S&P 500

               o  low price/earnings ratio relative to the S&P 500

               o a sound balance sheet and other positive financial characteristics

               o low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios - Equity Income
            Portfolio":

               o  VALUE INVESTING RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods and the accompanying table shows the average annual total return for the indicated time periods, as compared to the applicable market indices. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.


[Performance Bar Chart Follows:]


                      EQUITY INCOME -- ANNUAL TOTAL RETURN

Year     1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
         8.92%   4.74%  20.02%   1.88%  11.13%  -1.18%  18.93%   8.77%  17.44%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  1/24/89 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |  Lehman Brothers Inter-                         |  |                    |
   |    mediate Government/                          |  |  ________ XX, 19XX |
   |    Corporate Bond Index                         |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            T. Rowe Price Associates, Inc. has managed the
            Portfolio since March 1, 1999. Prior to that date, different firms managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

FULLY  MANAGED  PORTFOLIO

INVESTMENT  Over the long term, a high total investment return,
OBJECTIVE   consistent with the preservation of capital and with
            prudent investment risk

PRINCIPAL   The Portfolio invests primarily in the common stocks of
INVESTMENT  established companies the Portfolio believes to have
STRATEGY    above-average potential for capital growth.  Common
            stocks typically compose at least half of total assets.
            The Portfolio may also invest in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options, in keeping with its objective.

            The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the manager's ability to find companies that meet valuation criteria rather than his market outlook.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK          o  INTEREST RATE RISK

               o  CALL RISK             o  INCOME RISK

               o  MARKET AND COMPANY RISKo  CREDIT RISK

            An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios - Fully Managed
            Portfolio":

               o  VALUE INVESTING RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods and the accompanying table shows the average annual total return for the indicated time periods, as compared to the applicable market indices. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[Performance Bar Chart Follows:]


                      FULLY MANAGED -- ANNUAL TOTAL RETURN

Year     1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
         3.90%  -3.18%  28.93%   6.23%   7.59%  -7.27%  20.80%  16.36%  15.27%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  1/24/89 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |  Lehman Brothers Inter-                         |  |                    |
   |    mediate Government/                          |  |  ________ XX, 19XX |
   |    Corporate Bond Index                         |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            T. Rowe Price Associates, Inc. has managed the
            Portfolio since January 1, 1995. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

HARD  ASSETS  PORTFOLIO

INVESTMENT
OBJECTIVE   Long-term capital appreciation

PRINCIPAL   The Portfolio invests primarily in hard asset
INVESTMENT  securities.  Hard assets securities include equity
STRATEGY    and debt securities of hard asset companies and
            securities, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index.

            Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

               o  precious metals

               o  ferrous and non-ferrous metals

               o  gas, petroleum, petrochemicals or other
                  hydrocarbons

               o  forest products

               o  agricultural commodities

               o other basic materials that can be priced by a market

            The Portfolio normally invests at least 5% of its assets in each of the first five sectors listed above, and up to 50% in any one of the above sectors.

            The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values. Recent history indicates that the policies of many governments (particularly, budget deficits and high rates of money supply growth) have caused and will continue to cause accelerated inflation, and that the prices of many natural resources will continue to rise faster than the rate of inflation. The Portfolio Manager anticipates that inflation and the price of certain natural resources will continue on a upward trend.

            The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of the issuer.


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            In addition, an investment in the Portfolio is subject to the following principal risks described under "Description of the Portfolios - Hard Assets
            Portfolio":

               o  HARD ASSET RISK

               o  INDUSTRY CONCENTRATION RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK

               o  SECTOR CONCENTRATION RISK

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market indices. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[Performance Bar Chart Follows:]

                      HARD ASSETS -- ANNUAL TOTAL RETURN

Year     1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
        18.96% -13.84%  -4.70%  -9.81%  49.93%   2.53%  10.69%  33.17%   6.22%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  1/24/89 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |  Russell 2000 Index                             |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            Baring International Investment Limited has managed the Portfolio since March 1, 1999. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

REAL  ESTATE  PORTFOLIO

INVESTMENT
OBJECTIVE   Capital appreciation.  Current income is a secondary
            objective.

PRINCIPAL   The Portfolio invests primarily in equity securities of
INVESTMENT  companies in the real estate industry that are listed on
STRATEGY    national exchanges or the National Association of
            Securities Dealers Automated Quotation System ("NASDAQ").
            The Portfolio Manager selects securities generally for long-term investment.

            The Portfolio invests the majority of its assets in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues from, the following sectors of the real estate industry:

               o  ownership (including listed real estate
                  investment trusts)

               o  construction and development

               o  asset sales

               o  property management or sale

               o  other related real estate services

            The Portfolio may invest more than 25% of its assets in any of the above sectors.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios - Real Estate
            Portfolio":

               o  REAL ESTATE RISK

               o  INDUSTRY CONCENTRATION RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market index. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[Performance Bar Chart Follows:]


                      REAL ESTATE -- ANNUAL TOTAL RETURN

Year     1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
        -1.22% -20.78%  34.06%  13.87%  17.27%   6.34%  16.59%  35.30%  22.79%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  1/24/89 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |  Wilshire Real Estate                           |  |                    |
   |    Securities Index                             |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            EII Realty Securities, Inc. has managed the Portfolio since January 1, 1995. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

ALL-GROWTH  PORTFOLIO

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL   The Portfolio invests primarily in growth securities
INVESTMENT  (such as common stocks) of middle-range capitalization
STRATEGY    (or "mid-cap") companies.  Mid-cap companies in which
            the Portfolio invests generally have market capitalizations or annual revenues between $500 million and $10 billion. Growth securities in the Portfolio are primarily common stocks that the Portfolio Manager believes have strong earnings growth and capital appreciation potential.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - All-Growth Portfolio":

               o  MID-CAP COMPANY RISK

               o  GROWTH INVESTING RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods and the accompanying table shows the average annual total return for the indicated time periods, as compared to the applicable market index. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[Performance Bar Chart Follows:]


                      ALL-GROWTH -- ANNUAL TOTAL RETURN

Year     1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
         7.20%  -7.35%  36.48%  -2.59%   6.56% -10.77%  22.42%  -0.57%   5.87%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  1/24/89 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |  Russell Midcap Index                           |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            Pilgrim Baxter & Associates Ltd. has managed the firm since February 3, 1997. Prior to that date, different firms managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

CAPITAL  APPRECIATION  PORTFOLIO

INVESTMENT
OBJECTIVE   Long-term capital growth

PRINCIPAL   The Portfolio invests primarily in equity securities
INVESTMENT  believed by the Portfolio Manager to be undervalued
STRATEGY    relative to the Portfolio Manager's appraisal of the
            current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally.

            The Portfolio Manager focuses on undervalued equity securities of:

               o  out-of-favor cyclical growth companies

               o established growth companies that are undervalued compared to historical relative valuation parameters

               o companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities

               o companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - Capital Appreciation
            Portfolio":

               o  VALUE INVESTING RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market index. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[Performance Bar Chart Follows:]

                      CAPITAL APPRECIATION -- ANNUAL TOTAL RETURN
Year     1992    1993    1994    1995    1996    1997    1998
        10.87%   8.31%  -1.59%  30.16%  20.26%  28.95%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  5/4/92  |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |                                                 |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            The Portfolio commenced operations in May, 1992. The average annual total return for year 1992 as shown is not annualized.

            A I M Capital Management, Inc. has managed the Portfolio since April 1, 1999. Prior to that date, different firms managed the Portfolio.

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

RISING  DIVIDENDS  PORTFOLIO

INVESTMENT
OBJECTIVE   Capital appreciation.  A secondary objective is
            dividend income.
PRINCIPAL
INVESTMENT  The Rising Dividends Portfolio invests primarily in
STRATEGY    equity securities that meet the following quality
            criteria:

               o regular dividend increases during the last 10 years

               o  at least 35% of earnings reinvested annually

               o  credit rating of "A" to "AAA"

            In selecting equity securities, the Portfolio Manager screens databases to create a universe of companies that meet the preceding criteria. The Portfolio Manager then fundamentally analyzes the securities. This research involves study of industry competitive conditions, discussions with company management, spreadsheet analysis, and valuation projections. A proprietary computer model compares expected rates of return for each equity security in the universe. In deciding whether to purchase a security the Portfolio Manager appraises a company's fundamental strengths and relative attractiveness based on its expected return.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios - Rising Dividends
            Portfolio":

               o  MANAGEMENT TECHNIQUE RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market index. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.


[Performance Bar Chart Follows:]

                      RISING DIVIDENDS -- ANNUAL TOTAL RETURN
Year     1993    1994    1995    1996    1997    1998
         3.10%   0.59%  31.06%  20.65%  29.82%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  10/4/93 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |                                                 |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            The Portfolio commenced operations in October, 1993.
            The average annual total return for year 1993 as shown is not annualized.

            Kayne Anderson Investment Management, LLC has managed the Portfolio since its inception.

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

VALUE  EQUITY  PORTFOLIO

INVESTMENT
OBJECTIVE   Capital appreciation.  Dividend income is a secondary
            objective.

PRINCIPAL   The Portfolio normally invests primarily in common
INVESTMENT  stocks of domestic and foreign issuers which meet
STRATEGY    quantitative standards relating to financial soundness
            and high intrinsic value relative to price.

            In selecting equity securities, the Portfolio Manager identifies stocks trading at a significant discount to their underlying intrinsic value that fall into at least one of three basic categories:

               o "pure" value opportunities - stocks that appear attractive relative to the broader market

               o "relative" value opportunities - stocks that trade at a discount to the valuation parameters historically applied to them or their peer group

               o "event-driven" value opportunities - stocks whose underlying value may be recognized as a result of a realized or anticipated event

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios - Value Equity
            Portfolio":

               o  VALUE INVESTING RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market indices. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[Performance Bar Chart Follows:]

                      VALUE EQUITY -- ANNUAL TOTAL RETURN
Year     1995    1996    1997    1998
        35.21%  10.62%  27.28%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR   1/3/95 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |  Russell Midcap Index                           |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            Eagle Asset Management, Inc. has managed the Portfolio since its inception.

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

STRATEGIC  EQUITY  PORTFOLIO

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL   The Portfolio invests principally in common stocks of
INVESTMENT  medium- and small-sized growth companies.  The
STRATEGY    Portfolio Manager focuses on companies it believes are
            likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

            The Portfolio primarily comprises of securities of two basic categories of companies: (a) "core" companies, which the Portfolio Manager considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies that the Portfolio Manager believes are currently enjoying a dramatic increase in profits.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - Strategic Equity
            Portfolio":

               o  GROWTH INVESTING RISK

               o  SMALL COMPANY RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market indices. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[Performance Bar Chart Follows:]

                      STRATEGIC EQUITY -- ANNUAL TOTAL RETURN
Year     1995    1996    1997    1998
         0.33%  19.39%  23.16%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  10/2/95 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's 500                          |  |    WORST QUARTER   |
   |    Index                                        |  |--------------------|
   |  Russell Midcap Index                           |  |                    |
   |  Russell 2000 Growth                            |  |  ________ XX, 19XX |
   |    Index                                        |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            The Portfolio commenced operations in October, 1995.
            The average annual total return for year 1995 as shown is not annualized.

            A I M Capital Management, Inc. has managed the Portfolio since March 1, 1999. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

SMALL-CAP  PORTFOLIO

INVESTMENT
OBJECTIVE   Long-term capital appreciation

PRINCIPAL   The Portfolio invests primarily in equity securities of
INVESTMENT  small-capitalization ("small-cap") companies.  The
STRATEGY    Portfolio Manager considers small-cap companies to be
            companies that have total market capitalization within the range of companies included in the

               o  Russell 2000 Growth Index

               o  Standard & Poor's Small-Cap 600 Index

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios - Small Cap Portfolio":

               o  SMALL-CAP COMPANY RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market index. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.


[Performance Bar Chart Follows:]


                      SMALL CAP -- ANNUAL TOTAL RETURN
Year     1996    1997    1998
        20.10%  10.32%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR   1/3/96 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Russell 2000 Index                             |  |    WORST QUARTER   |
   |                                                 |  |--------------------|
   |                                                 |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            Fred Alger Management, Inc. has managed the Portfolio since its inception.

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

GROWTH  OPPORTUNITIES  PORTFOLIO

INVESTMENT
OBJECTIVE   Capital appreciation
PRINCIPAL
INVESTMENT  The Portfolio invests primarily in equity securities of
STRATEGY    domestic companies generally having total market
            capitalizations of $1 billion or more.

            The Portfolio seeks growth at a reasonable value by investing in companies with sound fundamental value and potential. The Portfolio selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Portfolio Manager:

               o identifies a universe of investment candidates by screening companies based on changes in growth rates and valuation ratios (such as price to sales, price to earnings and price to cash flows)

               o identifies rapidly growing companies with reasonable valuations and accelerating growth rates, or with low valuations and initial signs of growth

               o fundamentally analyzes these companies, focusing on:

                  o  balance sheets and income statements

                  o  company visits and discussions with management

                  o contacts with industry specialists and industry analysts

                  o  review of competitive environments


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to following additional principal risks described under "Description of the Portfolios - Growth Opportunities":

               o  GROWTH INVESTING RISK

               o  MANAGEMENT TECHNIQUE RISK

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. Since the Growth Opportunities Portfolio became available to investors on June 1, 1998, performance information on previous full years is not available. Montgomery Asset Management, LLC has managed the Portfolio since its inception.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

MID-CAP  GROWTH  PORTFOLIO

INVESTMENT
OBJECTIVE   Long-term growth of capital
PRINCIPAL   The Portfolio normally invests at least 65% of its
INVESTMENT  assets in common stocks and related equity securities
STRATEGY    (such as preferred stock, convertible securities and
            depositary receipts) of companies with medium market capitalizations (or "mid-cap") which the Portfolio
            Manager believes have above-average growth potential.

            Mid-cap companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap/Tm/ Growth Index at the time of the Portfolio's investment.

            Growth companies are companies that the Portfolio
            Manager considers well-run and poised for growth. The Portfolio Manager looks particularly for companies which demonstrate:

               o a strong franchise, strong cash flows and a recurring revenue stream

               o a solid industry position, where there is potential for high profit margins and substantial barriers to new entry in the industry

               o a strong management team with a clearly defined strategy

               o  a catalyst that may accelerate growth

            The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis performed by the Portfolio Manager and its group of equity research analysts.

            The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - Mid-Cap Growth
            Portfolio":

               o  MID-CAP COMPANY RISK

               o  OTC INVESTMENT RISK

               o  EMERGING MARKETS RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. Since the Mid-Cap Growth Portfolio became available to investors on August 17, 1998, performance information on previous full years is not available. Massachusetts Financial Services Company has managed the Portfolio since its inception.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

RESEARCH  PORTFOLIO

INVESTMENT
OBJECTIVE   Long-term growth of capital and future income

PRINCIPAL   The Portfolio normally invests at least 80% of its
INVESTMENT  assets in common stocks and related securities (such
STRATEGY    as preferred stock, convertible securities and
            depositary receipts). The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may also include foreign securities, and securities traded on securities exchanges or in the over-the-counter markets.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios-Research Portfolio":

               o  OTC INVESTMENT RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. Since the Research Portfolio became available to investors on August 17, 1998, performance information on previous full years is not available. Massachusetts Financial Services Company has managed the Portfolio since its inception.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

GROWTH  PORTFOLIO
 (FORMERLY, THE VALUE + GROWTH PORTFOLIO)

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL   The Portfolio invests primarily in common stocks of
INVESTMENT  growth companies that have favorable relationships
STRATEGY    between price/earnings ratios and growth rates in
            sectors offering the potential for above-average returns.
            The Portfolio invests primarily in common stocks the Portfolio Manager believes will appreciate in value.
            The Portfolio Manager generally takes a "bottom up" approach to selecting companies. In other words, it seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. It makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Income is not a significant consideration when choosing investments for the Portfolio.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - Growth Portfolio":

               o  GROWTH INVESTING RISK

               o  SMALL COMPANY RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK

[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. Since the Growth Portfolio became available to investors on August 17, 1998, performance information on previous years is not available. Janus Capital Corporation has managed the Portfolio since March 1, 1999. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

GROWTH  &  INCOME  PORTFOLIO

INVESTMENT
OBJECTIVE   Long-term total return

PRINCIPAL
INVESTMENT  The Portfolio invests primarily in common stocks of
STRATEGY companies where the potential for change (earnings acceleration) is significant. The Portfolio Manager applies a growth-oriented investment philosophy defined by the following:

               o  EARLY RECOGNITION OF CHANGE

                  o Value is created through the dynamics of changing economic, industry and company fundamentals

                  o  Willingness to invest on incomplete information

                  o  Judgment about the future, not merely
                     extrapolation of the past

                  o Invest in one to two year relative earnings strength at an early stage and at a reasonable price

               o  COMMITMENT TO FUNDAMENTAL RESEARCH

                  o  Twenty-one fundamental analysts covering U.S.
                     companies

               o  EMPHASIS ON STOCK SELECTION

                  o Emphasis on companies and industries where the potential for change (earnings acceleration) is significant

                  o  Remain fully invested


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios - Growth & Income
            Portfolio":

               o  GROWTH INVESTING RISK

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. Since the Growth & Income Portfolio became available to investors on August 17, 1998, performance information on previous full years is not available. Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

EMERGING  MARKETS  PORTFOLIO

INVESTMENT
OBJECTIVE   Long-term capital appreciation

PRINCIPAL   The Portfolio invests primarily in equity securities of
INVESTMENT  companies in at least six different emerging market
STRATEGY    countries.  The Portfolio's investment philosophy is
            to capitalize on emerging capital markets in developing nations and other nations in which economic and political factors are likely to produce above average growth rates.

            Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free Index or the International Finance Corporation Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication.

            In selecting securities, the Portfolio Manager looks for undervalued investment opportunities for growth. The Portfolio Manager uses a disciplined, value-oriented investment philosophy that generally stresses the inherent value of companies under examination, usually based on the medium-term outlook for such companies. The Portfolio Manager considers the company's fundamental financial characteristics, its earnings potential, or the potential for economic development of the country or region in which the company is located.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - Emerging Markets
            Portfolio":

               o  EMERGING MARKET RISK

               o  VALUE INVESTING RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market index. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[Performance Bar Chart Follows:]


                      EMERGING MARKETS -- ANNUAL TOTAL RETURN
Year     1993    1994    1995    1996    1997    1998
        24.40% -15.18% -10.11%   7.28%  -9.37%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR   1/3/96 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Morgan Stanley Capital                         |  |    WORST QUARTER   |
   |    International Emerging                       |  |--------------------|
   |    Markets Free Index                           |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            The Portfolio commenced operations in October, 1993.
            The average total return for year 1993 as shown is not annualized.

            Putnam Investment Management, Inc. has managed the
            Portfolio since March 3, 1997. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

MANAGED  GLOBAL  PORTFOLIO

INVESTMENT
OBJECTIVE   Capital appreciation.  Current income is only an
            incidental consideration.

PRINCIPAL   The Portfolio invests primarily in common stocks traded
INVESTMENT  in securities markets throughout the world.  The
STRATEGY    Portfolio generally invests at least 65% of its assets in
            at least three different countries, one of which may be the United States.

            The Portfolio may invest in any type of company, large or small, with earnings showing a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

            The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of the issuer.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios - Managed Global
            Portfolio":

               o  EMERGING MARKET RISK

               o  SMALL-COMPANY RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market index. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.


[Performance Bar Chart Follows:]

                      MANAGED GLOBAL -- ANNUAL TOTAL RETURN
Year     1992    1993    1994    1995    1996    1997    1998
         0.10%   6.59% -13.21%   7.56%  12.27%  12.17%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR   1/3/96 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Morgan Stanley Capital                         |  |    WORST QUARTER   |
   |    International All                            |  |--------------------|
   |    Country World Free                           |  |                    |
   |    Index                                        |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            The Portfolio commenced operations in October, 1992.
            The average annual total return for year 1992 as shown is not annualized.

            Putnam Investment Management, Inc. has managed the
            Portfolio since March 3, 1997. Prior to that date, different firms managed the Portfolio.

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

DEVELOPING  WORLD  PORTFOLIO

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL   The Developing World Portfolio invests primarily in
INVESTMENT  emerging market companies. The Portfolio normally invests
STRATEGY    in at least six different "emerging market countries"
            with no more than 35% of its assets in any one country.
            Emerging market countries are those countries having economies and markets that the World Bank or the United
            Nations considers emerging or developing. A list of such countries is set forth under "Description of the Portfolios - Developing World Portfolio."
            The Portfolio Manager uses a proprietary, quantitative asset allocation model in selecting securities. The
            Portfolio invests in those countries that are expected to have the lowest risk with accompanying highest return when incorporated into a total portfolio context. The Portfolio Manager combines this "top-down" country selection with "bottom-up" fundamental industry analysis that includes stock selection based on original research and publicly available information and company visits.

PRINCIPAL   Any investment involves the possibility that you will
RISKS       lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction - General Risk Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks described under "Description of the Portfolios - Developing World
            Portfolio":

               o  EMERGING MARKET RISK

               o  MANAGEMENT TECHNIQUE RISK

               o  FOREIGN INVESTMENT AND CURRENCY RISK


[TO BE INSERTED:  RISK COMPARISON LINE CHART INDICATING THE
RELATIVE RISK OF INVESTING IN THIS PORTFOLIO AS COMPARED TO OTHER
PORTFOLIOS.]

-------------------------------------------------------------------------
                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in a portfolio will fluctuate depending on the investment performance of the portfolio. Since the Developing World Portfolio became available to investors on June 1, 1998, performance information on previous full years is not available. Baring International Investment Limited has managed the firm since March 1, 1999. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                          FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand each of the portfolio's financial performance for the past 5 years (or, if shorter, for the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with a portfolio's financial statements, are included in the annual report, which is available upon request.

                                              LIQUID ASSET PORTFOLIO *
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            0.050     0.049     0.054     0.040
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                0.050     0.049     0.054     0.040
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
     Income                                      (0.050)   (0.049)   (0.054)   (0.040)
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                            (0.050)   (0.049)   (0.054)   (0.040)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $ 1.00    $ 1.00    $ 1.00    $ 1.00
=======================================================================================
TOTAL RETURN                                      5.07%     5.01%     5.51%     3.89%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)  $         $59,453   $39,096   $38,589   $46,122
Ratio of Operating Expenses to
    Average Net Assets                            0.61%     0.61%     0.61%    0.61%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                               --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                         4.99%     4.89%     5.39%     3.89%
---------------------------------------------------------------------------------------

 * Since August 13, 1996, ING Investment Management, LLC or its affliate has managed the Liquid Asset Portfolio. Prior to that date, different firms managed the Portfolio.


                                         LIMITED MATURITY BOND PORTFOLIO *
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97# 12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $10.43    $11.15    $ 9.98    $10.62
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.60      0.59      0.60      0.51
 Net Realized and Unrealized
    Gain(Loss) on Investments                      0.09     (0.13)     0.57     (0.64)
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 0.69      0.46      1.17     (0.13)
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.81)    (1.15)       --     (0.51)
 Distributions from Capital Gains                    --     (0.03)       --        --
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (0.81)    (1.18)      --     (0.51)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $10.31    $10.43    $11.15   $  9.98
=======================================================================================
TOTAL RETURN                                       6.67%     4.32%    11.72%    (1.19)%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)   $         $53,839   $81,317   $90,081   $72,213
Ratio of Operating Expenses to
    Average Net Assets                             0.61%     0.61%     0.61%     0.60%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          5.71%     5.33%     5.58%     4.73%
Portfolio Turnover Rate                              81%      250%      302%      209%
---------------------------------------------------------------------------------------

 * Since August 13, 1996, ING Investment Management, LLC or its affliate has managed the Limited Maturity Bond Portfolio. Prior to that date, different firms managed the Portfolio.

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------

                                         GLOBAL FIXED INCOME PORTFOLIO*
------------------------------------------------------------------------
                                                             YEAR ENDED
------------------------------------------------------------------------
                                                              12/31/98
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS
 Net Investment Income
 Net Realized and Unrealized Gain(Loss) on Investments
  TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Capital Gains
  TOTAL DISTRIBUTIONS
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
========================================================================
TOTAL RETURN
========================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
------------------------------------------------------------------------

 *  The Global Fixed Income Portfolio commenced operations on August 14,
    1998.
 +  Annualized
 ++ Non-annualized



                                           TOTAL RETURN PORTFOLIO*
------------------------------------------------------------------------
                                                             YEAR ENDED
------------------------------------------------------------------------
                                                              12/31/98
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS
 Net Investment Income
 Net Realized and Unrealized Gain(Loss) on Investments
  TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Capital Gains
  TOTAL DISTRIBUTIONS
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
========================================================================
TOTAL RETURN
========================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
------------------------------------------------------------------------

 * The Total Return Portfolio commenced operations on August 14, 1998. + Annualized
 ++ Non-annualized

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------

                                             EQUITY INCOME PORTFOLIO*
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $12.41    $12.52    $11.33    $11.89
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.57      0.56      0.58      0.42
 Net Realized and Unrealized
    Gain(Loss) on Investments                      1.58      0.52      1.56     (0.56)
                                      -------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 2.15      1.08      2.14     (0.14)
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.55)    (0.58)    (0.45)    (0.42)
 Distributions from Capital Gains                 (0.92)    (0.61)    (0.50)       --
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (1.47)    (1.19)    (0.95)    (0.42)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $13.09    $12.41    $12.52    $11.33
=======================================================================================
TOTAL RETURN                                      17.44%     8.77%    18.93%    (1.18)%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)  $         $264,599  $272,791  $307,691  $299,392
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.01%     1.00%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          3.88%     3.86%     4.42%     3.56%
Portfolio Turnover Rate                              79%      158%      187%      291%
---------------------------------------------------------------------------------------

 * Since March 1, 1999, T. Rowe Price Associates, Inc. has managed the Portfolio. Prior to that date, the Equity Income Portfolio was named the Multiple Allocation Portfolio and was managed by different firms.


                                            FULLY MANAGED PORTFOLIO *
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $14.82    $13.79    $11.70    $12.99
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.39      0.56      0.45      0.35
 Net Realized and Unrealized
    Gain(Loss) on Investments                      1.86      1.69      1.98     (1.29)
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 2.25      2.25      2.43     (0.94)
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
     Income                                       (0.41)    (0.56)    (0.34)    (0.35)
 Distributions from Capital Gains                 (0.93)    (0.66)       --        --
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                              1.34)    (1.22)    (0.34)    (0.35)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $15.73    $14.82    $13.79    $11.70
=======================================================================================
TOTAL RETURN                                      15.27%    16.36%    20.80%    (7.27)%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
       (in 000's)                     $         $169,987  $136,660  $118,589  $ 99,854
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.01%     1.00%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          2.67%     3.83%     3.41%     2.62%
Portfolio Turnover Rate                              48%       45%      113%       66%
---------------------------------------------------------------------------------------

 * Since January 1, 1995, T. Rowe Price Associates, Inc. has managed the Fully Managed Portfolio. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------


                                              HARD ASSETS PORTFOLIO*
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $17.85    $15.04    $13.88    $13.89
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.14      0.05      0.15      0.13
 Net Realized and Unrealized
    Gain(Loss) on Investments                      0.99      4.92      1.34      0.23
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 1.13      4.97      1.49      0.36
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.13)    (0.07)    (0.13)    (0.13)
 Distributions from Capital Gains                 (3.80)    (2.09)    (0.20)    (0.24)
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (3.93)    (2.16)    (0.33)    (0.37)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $15.05    $17.85    $15.04    $13.88
=======================================================================================
TOTAL RETURN                                       6.22%    33.17%    10.69%     2.53%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
    (in 000's)                         $         $46,229   $43,903   $27,147   $32,879
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.01%     1.00%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          0.76%     0.34%     0.89%     1.01%
Portfolio Turnover Rate                             124%       96%       24%       25%
---------------------------------------------------------------------------------------

 * Since March 1, 1999, Baring International Investment Limited has managed the Hard Assets Portfolio. Prior to that date, a different firm managed the Portfolio. Prior to January 23, 1997, the Hard Assets Portfolio was named the Natural Resources Series.


                                             REAL ESTATE PORTFOLIO *
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $15.98    $12.63    $11.29    $11.18
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.69      0.70      0.75      0.60
 Net Realized and Unrealized
    Gain(Loss) on Investments                      2.93      3.70      1.12      0.11#
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 3.62      4.40      1.87      0.71
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
     Income                                       (0.63)    (0.77)    (0.53)    (0.60)
 Distributions from Capital Gains                 (0.70)    (0.28)       --        --
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (1.33)    (1.05)    (0.53)    (0.60)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $18.27    $15.98    $12.63    $11.29
=======================================================================================
TOTAL RETURN                                      22.79%    35.30%    16.59%     6.34%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)   $         $75,530   $51,135   $34,975   $37,336
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.01%     1.00%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          4.49%     5.53%     5.79%     5.31%
Portfolio Turnover Rate                              41%       31%       53%       64%
---------------------------------------------------------------------------------------

 * Since January 1, 1995, EII Realty Securities, Inc. has managed the Real Estate Portfolio. Prior to that date, a different firm managed the Portfolio.
 # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of portfolio shares.

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------

                                              ALL-GROWTH PORTFOLIO *
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $13.39    $13.78    $11.86    $13.42
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            (0.06)     0.14      0.18      0.11
 Net Realized and Unrealized
    Gain(Loss) on Investments                      0.84     (0.23)     2.47     (1.56)
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 0.78     (0.09)     2.65     (1.45)
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.03)    (0.14)    (0.14)    (0.11)
 Distributions from Capital Gains                 (0.37)    (0.16)    (0.59)       --
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (0.40)    (0.30)    (0.73)    (0.11)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $        $13.77    $13.39    $13.78    $11.86
=======================================================================================

TOTAL RETURN                                       5.87%    (0.57)%   22.42%   (10.77)%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)    $        $73,856   $78,750   $93,198   $71,218
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.01%     1.00%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                         (0.47)%    0.86%     1.42%     1.08%
Portfolio Turnover Rate                             325%      118%       81%      196%
---------------------------------------------------------------------------------------

 * Since February 3, 1997, Pilgrim Baxter & Associates, Ltd. has managed the All-Growth Portfolio. Prior to that date, different firms managed the Portfolio.


                                         CAPITAL APPRECIATION PORTFOLIO*
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $15.06    $13.51    $11.34    $11.76
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.16      0.16      0.19      0.23
 Net Realized and Unrealized
    Gain(Loss) on Investments                      4.19      2.57      3.22     (0.42)
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 4.35      2.73      3.41     (0.19)
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.16)    (0.17)    (0.15)    (0.23)
 Distributions from Capital Gains                 (1.60)    (1.01)    (1.09)       --
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (1.76)    (1.18)    (1.24)    (0.23)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $17.65    $15.06    $13.51    $11.34
=======================================================================================
TOTAL RETURN                                      28.95%    20.26%    30.16%    (1.59)%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)  $         $193,986  $148,752  $122,227  $ 88,890
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.01%     1.00%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          0.95%     1.12%     1.53%     1.96%
Portfolio Turnover Rate                              51%       64%       98%       84%
---------------------------------------------------------------------------------------

 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 * Since April 1, 1999, A I M Capital Management, Inc. has managed the Capital Appreciation Portfolio. Prior to that date, a different firm managed the Portfolio.

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------


                                            RISING DIVIDENDS PORTFOLIO
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $15.81    $13.30    $10.22    $10.30
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.14      0.14      0.13      0.14
 Net Realized and Unrealized
    Gain(Loss) on Investments                      4.57      2.61      3.04     (0.08)
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 4.71      2.75      3.17      0.06
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.13)    (0.13)    (0.09)    (0.14)
 Distributions from Capital Gains                 (0.35)    (0.11)       --        --
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (0.48)    (0.24)    (0.09)    (0.14)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $20.04    $15.81    $13.30    $10.22
=======================================================================================
TOTAL RETURN                                      29.82%    20.65%    31.06%     0.59%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)  $         $252,191  $126,239  $ 81,210  $ 50,712
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.01%     1.00%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          0.96%     0.99%     1.24%     1.88%
Portfolio Turnover Rate                              26%       15%       43%       26%
---------------------------------------------------------------------------------------

                                               VALUE EQUITY PORTFOLIO
                                                    YEAR ENDED
-----------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95*
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $13.92    $13.18    $10.00
                                       --------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.16      0.22      0.08
 Net Realized and Unrealized
    Gain(Loss) on Investments                      3.63      1.18      3.44
                                       --------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 3.79      1.40      3.52
-----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.18)    (0.19)    (0.06)
 Distributions from Capital Gains                 (1.40)    (0.47)    (0.28)
                                       --------------------------------------
  TOTAL DISTRIBUTIONS                             (1.58)    (0.66)    (0.34)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $16.13    $13.92    $13.18
=============================================================================
TOTAL RETURN                                      27.28%    10.62%    35.21%
=============================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)   $         $80,048   $44,620   $28,830
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.01%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          1.31%     1.80%     1.53%
Portfolio Turnover Rate                             128%      131%       86%
-----------------------------------------------------------------------------

 *  The Value Equity Portfolio commenced operations on January 3, 1995.

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------

                                          STRATEGIC EQUITY PORTFOLIO/1/
                                                   YEAR ENDED
-----------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95*
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $11.68    $10.01    $10.00
                                       --------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.20      0.23      0.06
 Net Realized and Unrealized
    Gain(Loss) on Investments                      2.49      1.71     (0.03)#
                                       --------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 2.69      1.94      0.03
-----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.19)    (0.14)    (0.02)
 Distributions from Capital Gains                 (0.55)    (0.13)       --
                                       --------------------------------------
  TOTAL DISTRIBUTIONS                             (0.74)    (0.27)    (0.02)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $          $13.63    $11.68    $10.01
=============================================================================
TOTAL RETURN                                      23.16%    19.39%     0.33%++
=============================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)   $         $51,789   $30,423   $ 8,067
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     1.00%     1.00%+
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --
Ratio of Net Investment Income
    to Average Net Assets                          1.88%     2.05%     4.04%+
Portfolio Turnover Rate                             105%      133%       29%
-----------------------------------------------------------------------------

 1 Since March 1, 1999, A I M Capital Management, Inc. has managed the Strategic Equity Portfolio. Prior to that date, a different firm managed the Portfolio.
 *  The Strategic Equity Portfolio commenced operations on October 2,
    1995.
 +  Annualized
 ++ Non-annualized
 # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Series shares.
 ## Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


                                          SMALL CAP PORTFOLIO
                                              YEAR ENDED
-------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96*
-------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $12.01    $10.00
                                       ----------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            (0.03)    (0.01)
 Net Realized and Unrealized
    Gain(Loss) on Investments                      1.27      2.02
                                       ----------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 1.24      2.01
-------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                --        --
 Distributions from Capital Gains                    --        --
                                       ----------------------------
  TOTAL DISTRIBUTIONS                                --        --
-------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $13.25    $12.01
===================================================================
TOTAL RETURN                                      10.32%    20.10%++
===================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)  $         $66,396   $34,365
Ratio of Operating Expenses to
    Average Net Assets                             0.99%     0.99%++
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --
Ratio of Net Investment Loss
    to Average Net Assets                         (0.34)%   (0.08)%++
Portfolio Turnover Rate                             130%      117%
-------------------------------------------------------------------

 * The Small Cap Portfolio commenced operations on January 3, 1996. ++ Non-annualized

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------


                                        GROWTH OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------
                                                             YEAR ENDED
------------------------------------------------------------------------
                                                              12/31/98
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS
 Net Investment Income
 Net Realized and Unrealized Gain(Loss) on Investments
  TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Capital Gains
  TOTAL DISTRIBUTIONS
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
========================================================================
TOTAL RETURN
========================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
------------------------------------------------------------------------

 *  The Growth Opportunities Portfolio commenced operations on February
    18, 1998.
 +  Annualized
 ++ Non-annualized


                                          MID-CAP GROWTH PORTFOLIO*
------------------------------------------------------------------------
                                                             YEAR ENDED
------------------------------------------------------------------------
                                                              12/31/98
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS
 Net Investment Income
 Net Realized and Unrealized Gain(Loss) on Investments
  TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Capital Gains
  TOTAL DISTRIBUTIONS
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
========================================================================
TOTAL RETURN
========================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
------------------------------------------------------------------------

 *  The Mid-Cap Portfolio commenced operations on August 14, 1998.
 +  Annualized
 ++ Non-annualized

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------

                                             RESEARCH PORTFOLIO*
------------------------------------------------------------------------
                                                             YEAR ENDED
------------------------------------------------------------------------
                                                              12/31/98
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS
 Net Investment Income
 Net Realized and Unrealized Gain(Loss) on Investments
  TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Capital Gains
  TOTAL DISTRIBUTIONS
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
========================================================================
TOTAL RETURN
========================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
------------------------------------------------------------------------

 *  The Research Portfolio commenced operations on August 14, 1998.
 +  Annualized
 ++ Non-annualized


                                           GROWTH PORTFOLIO(*)(**)
------------------------------------------------------------------------
                                                             YEAR ENDED
------------------------------------------------------------------------
                                                              12/31/98
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS
 Net Investment Income
 Net Realized and Unrealized Gain(Loss) on Investments
  TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Capital Gains
  TOTAL DISTRIBUTIONS
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
========================================================================
TOTAL RETURN
========================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
------------------------------------------------------------------------

 ** The Growth Portfolio commenced operations on August 14, 1998.
 +  Annualized
 ++ Non-annualized

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------

                                       GROWTH & INCOME PORTFOLIO(*)(**)
------------------------------------------------------------------------
                                                             YEAR ENDED
------------------------------------------------------------------------
                                                              12/31/98
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS
 Net Investment Income
 Net Realized and Unrealized Gain(Loss) on Investments
  TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Capital Gains
  TOTAL DISTRIBUTIONS
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
========================================================================
TOTAL RETURN
========================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
------------------------------------------------------------------------

 * Since March 1, 1999, Alliance Capital Management L.P. has managed the Growth & Income Portfolio. Prior to March 1, 1999, a different firm managed the Portfolio.
 ** The Growth & Income Portfolio commenced operations on August 14,
    1998.
 +  Annualized
 ++ Non-annualized


                                            EMERGING MARKETS PORTFOLIO*
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97  12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $ 9.72    $ 9.06    $10.08    $12.44
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            (0.01)     0.04      0.04        --
 Net Realized and Unrealized
    Gain(Loss) on Investments                     (0.90)     0.62     (1.06)    (1.89)
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                (0.91)     0.66     (1.02)    (1.89)
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.01)       --        --        --
 Distributions from Capital Gains                    --        --     (0.00)#   (0.47)
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (0.01)       --     (0.00)    (0.47)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $ 8.80    $ 9.72    $ 9.06    $10.08
=======================================================================================
TOTAL RETURN                                      (9.37)%     7.28%   (10.11)%  (15.18)%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)   $         $39,436   $51,510   $47,974   $65,224
Ratio of Operating Expenses to
    Average Net Assets                             1.80%     1.55%     1.53%     1.73%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --        --        --        --
Ratio of Net Investment Income
    to Average Net Assets                         (0.09)%    0.38%     0.40%     0.03%
Portfolio Turnover Rate                             170%      136%      141%      106%
---------------------------------------------------------------------------------------

 * Since March 3, 1997, Putnam Investment Management, Inc. has managed the Emerging Markets Portfolio. Prior to that date, a different firm managed the Portfolio.
 #  Amount represents less than $0.01 per share.

-------------------------------------------------------------------------
                    FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------

                                              MANAGED GLOBAL PORTFOLIO *
                                                     YEAR ENDED
-----------------------------------------------------------------------------------------
                                      12/31/98  12/31/97 12/31/96***# 12/31/95# 12/31/94#
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $11.13   $ 9.96       $ 9.26    $10.67
                                       --------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                             0.02     0.04         0.05      0.07
 Net Realized and Unrealized
    Gain(Loss) on Investments                      1.33     1.18         0.65     (1.48)
                                       --------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 1.35     1.22         0.70     (1.41)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.17)      --           --        --
 Distributions from Capital Gains                 (0.07)      --           --        --
                                       --------------------------------------------------
  TOTAL DISTRIBUTIONS                             (1.02)   (0.05)          --        --
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $11.46   $11.13       $ 9.96    $ 9.26
=========================================================================================
TOTAL RETURN                                      12.17%   12.27%        7.56%   (13.21)%
=========================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)  $         $105,305 $ 86,376     $ 72,375  $ 86,209
Ratio of Operating Expenses to
    Average Net Assets                             1.36%    1.26%        1.26%     1.31%
  Decrease Reflected in Above
  Expense Ratio Due to
  Expense Limitations                                --       --         0.09%     0.09%
Ratio of Net Investment Income
    to Average Net Assets                          0.06%    0.39%        0.51%     0.69%
Portfolio Turnover Rate                             199%     141%          44%      N/A
-----------------------------------------------------------------------------------------

 * Since March 3, 1997, Putnam Investment Management, Inc. has managed the Managed Global Portfolio. Prior to that date, a different firms managed the Portfolio.
 ***On September 3, 1996, the Managed Global Portfolio was reorganized into the GCG Trust. Net investment income and net realized gains earned prior to September 3, 1996, are not subject to Internal Revenue Code distribution requirements for regulated investment companies. Financial highlights from prior periods have been restated to account for the entity as if it had been a regulated investment company since the commencement of operations.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


                                      DEVELOPING WORLD PORTFOLIO(*)(**)
------------------------------------------------------------------------
                                                             YEAR ENDED
------------------------------------------------------------------------
                                                              12/31/98
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS
 Net Investment Income
 Net Realized and Unrealized Gain(Loss) on Investments
  TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Capital Gains
  TOTAL DISTRIBUTIONS
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
========================================================================
TOTAL RETURN
========================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
------------------------------------------------------------------------

 * Since March 1, 1999, Baring International Investment limited has managed the Developing World Portfolio. Prior to that date, a different firm managed the Portfolio.
 ** The Developing World Portfolio commenced operations on February 18,
    1998.
 +  Annualized
 ++ Non-annualized

-------------------------------------------------------------------------
                      DESCRIPTION OF THE PORTFOLIOS
-------------------------------------------------------------------------

LIQUID  ASSET  PORTFOLIO

PORTFOLIO
MANAGER     ING Investment Management, LLC

INVESTMENT
OBJECTIVE   High level of current income consistent with the preservation of capital and liquidity

PRINCIPAL   The Portfolio Manager strives to maintain a stable $1 net
INVESTMENT  asset value and the investment strategy focuses on safety of
STRATEGY    principal, liquidity and yield, in order of importance, to achieve this goal. The management team implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

            Step One:   A formal Approved List of high quality
                        companies is actively maintained

            Step Two:   Securities of Approved List issuers that meet
                        maturity guidelines and are rated top tier are eligible for investment

            Step Three: Diversification tests ensure concentration
                        limits are not exceeded

            Step Four:  Yield curve positioning decisions are made
                        based upon liquidity requirements, yield curve analysis and market expectations of future interest rates

            Money market funds are highly regulated by Rule 2a-7 of the Investment Company Act of 1940 which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the GCG Trust Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

               o QUALITY. At least 95% of the Portfolio's investments must be rated first tier and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio.

               o MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days.

               o DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in a single issuer and no more than 10% of total assets may be subject to demand features or guarantees from a single institution.

            The Portfolio may invest in U.S. dollar-denominated money market instruments including:

               o  U.S. Treasury and U.S. Government Agency securities

               o  fully collateralized repurchase agreements

               o bank obligations including certificates of deposit, time deposits, and bankers' acceptances

               o  commercial paper

               o  asset-backed securities

               o variable or floating rate securities including variable rate demand obligations

               o short-term corporate debt securities other than commercial paper

-------------------------------------------------------------------------
                DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------

               o  U.S. dollar-denominated foreign securities

               o  shares of other investment companies

            Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  INTEREST RATE RISK

               o  CREDIT RISK           o  INCOME RISK

            AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND WE
            CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO
            MAINTAIN A STABLE $1 SHARE PRICE.

MORE ON THE ING Investment Management, LLC (or an affiliate of ING)
PORTFOLIO   Investment Management) has managed the Portfolio since
MANAGER     August, 1996.  ING Investment Management is engaged in
            the business of providing investment advice to affiliated insurance and investment companies and institutional clients possessing portfolios, which, as of December 31, 1998, were valued at approximately $27.6 billion. ING Investment Management is a subsidiary of ING
            Groep N.V. and is affiliated with Directed Services, Inc.
            The address of ING Investment Management is 5780 Powers
            Ferry Road, N.W., Suite 300, Atlanta, Georgia  30327.

            The following person at ING Investment Management is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                        Position and Recent Business Experience
            ----                        ---------------------------------------

            Jennifer J. Thompson, CFA   Portfolio Manager

                                        Ms. Thompson has been employed by ING
                                        Investment Management since August 1998.
                                        Prior to that, Ms. Thompson served as a
                                        Senior Investment Analyst for Fidelity
                                        Investments.

            ING Investment Management also manages the Limited
            Maturity Bond Portfolio.

-------------------------------------------------------------------------
                DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------

LIMITED  MATURITY  BOND  PORTFOLIO

PORTFOLIO
MANAGER     ING Investment Management, LLC
INVESTMENT
OBJECTIVE   Highest current income consistent with low risk to principal and liquidity.

            As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL   The Portfolio invests primarily in a diversified portfolio
INVESTMENT  of limited maturity debt securities.  These short-to-
STRATEGY    intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less.

            The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

               o Active Duration Management. The average duration of the portfolio is actively managed relative to the benchmark's average duration. In rising rate environments, the average duration will tend to be equal to or less than the benchmark and in falling rate environments, the average duration will be longer than the benchmark.

               o Yield Curve Analysis. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates.

               o Sector Selection. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. Government Agency securities, corporate securities, mortgage-backed securities, and asset-backed securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.).

               o Security Selection. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors are emphasized.

            The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investor Service ("Moody's) or BBB- or better by Standard & Poor's (S&P) or, if not rated by Moody's or S&P, if the Portfolio Manager determines that they are of equivalent quality. Money market securities must be rated tier one or tier two by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.

            Various security types are eligible for investment including:

               o  fixed rate bonds

               o  variable and floating rate bonds

               o  mortgage-backed securities

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               o  asset-backed securities

               o money market securities such as commercial paper, certificates of deposit and bankers' acceptances

               o repurchase agreements and reverse repurchase agreements

               o  U.S. dollar-denominated foreign securities

               o  shares of other investment companies

               o futures contracts, options and options on futures contracts

            In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

            The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

            The Portfolio may engage in active and frequent trading to achieve it principal investment strategies. Frequent trading increases transactionn costs, which could detract from the Portfolio's performance.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  INCOME RISK

               o  CALL RISK             o  CREDIT RISK

               o  INTEREST RATE RISK

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE ING Investment Management, LLC (or an affiliate of ING)
PORTFOLIO   Investment Management) has managed the Portfolio since
MANAGER     August, 1996.  ING Investment Management is engaged in
            the business of providing investment advice to affiliated insurance and investment companies and institutional clients possessing portfolios, which, as of December 31, 1998, were valued at approximately $27.6 billion. ING Investment Management is a subsidiary of ING
            Groep N.V. and is affiliated with Directed Services, Inc.
            The address of ING Investment Management is 5780 Powers
            Ferry Road, N.W., Suite 300, Atlanta, Georgia  30327.

            The following person at ING Investment Management is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                        Position and Recent Business Experience
            ----                        ---------------------------------------

            Jennifer J. Thompson, CFA   Portfolio Manager

                                        Ms. Thompson has been employed by ING
                                        Investment Management since August 1998.
                                        Prior to that, Ms. Thompson served as a
                                        Senior Investment Analyst for Fidelity
                                        Investments.

            ING Investment Management also manages the Liquid Asset
            Portfolio.


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GLOBAL  FIXED  INCOME  PORTFOLIO

PORTFOLIO
MANAGER     Baring International Investment Limited

INVESTMENT
OBJECTIVE   High total return

PRINCIPAL
INVESTMENT  The Portfolio invests primarily in high-grade fixed income
STRATEGY securities, both foreign and domestic. The Portfolio normally primarily invests in:

               o obligations issued or guaranteed by foreign national governments, or their agencies, instrumentalities or political subsidiaries

               o  U.S. Government securities

               o  debt securities issued or guaranteed by
                  supranational organizations, considered to be
                  "government securities"

               o non-government foreign and domestic debt securities, including corporate debt securities, bank obligations, mortgage-backed or asset-backed securities, and repurchase agreements

            The Portfolio may invest in securities issued in any currency and may hold foreign currencies normally in at least six different countries, including the U.S., although the Portfolio may at times invest all of its assets in a single country. The Portfolio's assets will be invested principally within, or in the currencies of:

               o  Australia             o  United States

               o  Canada                o  Scandinavia

               o  Japan                 o  Western Europe

               o  New Zealand           o  European Community

            When U.S. securities offer superior opportunities for achieving the Portfolio's investment objective, the Portfolio may invest substantially all of its assets in securities of U.S. issuers or securities denominated in U.S. dollars. The Portfolio may also acquire securities and currency in less developed and developing countries.

            The Portfolio may invest in debt securities of any type of issuer, including foreign and domestic corporations, the 100 largest foreign commercial banks in terms of total assets, and other business organizations, domestic and foreign governments and their political subdivisions, including the U.S. Government, its agencies, and authorities or instrumentalities. The Portfolio may invest in debt securities with varying maturities, which generally will not exceed 10 years. The average maturity of the Portfolio's debt portfolio will be shorter when interest rates worldwide or in a particular country are expected to rise, and longer when interest rates are expected to fall. The majority of the Portfolio's investments are rated within the three highest rating categories of Standard & Poor's (AAA, AA, A) or Moody's (Aaa, Aa or A) or if unrated, considered by the Portfolio Manager to be of equivalent quality. For a description of bond ratings, please refer to the Statement of Additional Information.

            The Portfolio Manager allocates the Portfolio's investments among those markets, companies and currencies that offer the most attractive combination of high income and

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            principal stability. In evaluating investments for
            the Portfolio, the Portfolio Manager analyzes relative yields and the appreciation potential of securities in particular markets, world interest rates and monetary trends, economic, political and financial market conditions in different countries, credit quality, and the relationship of individual foreign currencies to the U.S. dollar. The Portfolio Manager also relies on internally and externally generated financial, economic, and credit research to evaluate alternative investment opportunities.

            Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. The Portfolio Manager anticipates that the portfolio turnover rate generally will not exceed 300%. A higher rate of portfolio turnover may result in correspondingly higher portfolio transaction costs that would have to be borne directly by the GCG Trust and ultimately by the shareholders.

            The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of the issuer.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  CREDIT RISK

               o  INCOME RISK           o  CALL RISK

               o  INTEREST RATE RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o FOREIGN INVESTMENT AND CURRENCY RISK. In many foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Baring International Investment Limited ("Baring
PORTFOLIO   International") since its inception.  Baring International
MANAGER     is a subsidiary of Baring Asset Management Holdings Limited
            ("Baring"). Baring is the parent of the world-wide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155
            Bishopgate, London.

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            Baring provides global investment management services to
            U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring's predecessor corporation was founded in 1762. Baring provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1998, Baring managed approximately $45.6 billion of assets.

            The following person at Baring International is responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------
            Paul Thursby            Investment Professional

                                    Mr. Thursby has been an Investment
                                    Professional with Baring International
                                    since 1991 and has over 19 years of
                                    investment experience.

            Baring International also manages the Hard Assets
            Portfolio and the Developing World Portfolio.


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TOTAL  RETURN  PORTFOLIO

PORTFOLIO
MANAGER     Massachusetts Financial Services Company

INVESTMENT  Above-average income (compared to a portfolio entirely
OBJECTIVE   invested in equity securities) consistent with the prudent employment of capital. A secondary goal is the reasonable opportunity for growth of capital and income.

PRINCIPAL
INVESTMENT  The Portfolio is a "balanced fund," and invests in a
STRATEGY combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests:

               o at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities

               o at least 25% of its net assets in non-convertible fixed income securities.

            The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

            EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis performed by the Portfolio Manager and its group of equity research analysts.

            While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because:

               o they are viewed by the Portfolio Manager as being temporarily out of favor in the market due to any of the following:

                  o  a decline in the market

                  o  poor economic conditions

                  o developments that have affected or may affect the issuer of the securities or the issuer's industry

               o  the market has overlooked them

            Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios.
            The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

            As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

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               o  a fixed income stream

               o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

            FIXED INCOME PORTION. The Portfolio invests in securities which pay a fixed interest rate, which include:

               o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S.
                  government or one of its agencies or
                  instrumentalities,

               o mortgage-backed and asset-backed securities, which represent interest in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the fund to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the fund invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the fund, and

               o corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities.

            In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

            The Portfolio may invest up to 20% of its assets in U.S. Government securities, mortgage pass-through securities, American Depository Receipts and foreign securities (including in emerging or developing markets) and lower rated fixed income securities.

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  INTEREST RATE RISK

               o  INCOME RISK           o  CALL RISK

               o  CREDIT RISK           o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o ALLOCATION RISK. The Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgements made by the Portfolio Manager. The Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.


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               o  UNDERVALUED SECURITIES RISK.  Prices of securities
                  react to the economic condition of the company that issued the security. The Portfolio equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. The Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

               o CONVERTIBLE SECURITIES RISK. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

               o FOREIGN INVESTMENT AND CURRENCY RISK. In many foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

               o HIGH YIELD BOND RISK. High yield bonds (commonly referred to "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High yield bonds are not considered investment grade.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Massachusetts Financial Services Company ("MFS") has
PORTFOLIO   managed the Portfolio since its inception.  MFS is
MANAGER     America's oldest mutual fund organization.  MFS and its
            predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life Assurance Company of Canada
            (U.S.) which in turn is an indirect subsidiary of Sun
            Life Assurance Company of Canada (referred to as "Sun
            Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895. As of December 31, 1998, MFS managed net assets of approximately $98 billion (approximately $69.5 billion in equity securities and $20.5 billion in fixed income securities) on behalf of approximately 3.7 million investor accounts. The address of MFS is 500 Boylston
            Street, Boston, Massachusetts  02116.


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            The following persons at MFS are primarily responsible
            for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            David M. Calabro        Senior Vice President

                                    Mr. Calabro has been employed by MFS since
                                    1992. He heads the Portfolio's management team and manages the common stock portion of the Portfolio.

            Constantinos G. Mokas   Vice President

                                    Mr. Mokas has been employed by MFS since
                                    1990.  He manages the convertible
                                    securities portion of the Portfolio.

            Geoffrey L. Kurinsky    Senior Vice President

                                    Mr. Kurinsky has been employed by MFS
                                    since 1987. He manages the fixed income portion of the Portfolio.

            Lisa B. Nume            Portfolio Manager

                                    Ms. Nume has been employed by MFS since
                                    1987.  She manages the common stock
                                    portion of the Portfolio.

            Maura A. Shaughnessy    Senior Vice President

                                    Ms. Shaughnessy has been employed by MFS since 1991. She manages the common stock portion of the Portfolio.

            Kenneth J. Enright      Vice President

                                    Mr. Enright has been employed by MFS since
                                    1986. He manages the common stock portion of the portfolio.

            MFS also manages the Mid-Cap Growth Portfolio and the Research Portfolio.


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EQUITY  INCOME  PORTFOLIO
 (FORMERLY, THE MULTIPLE ALLOCATION PORTFOLIO)

PORTFOLIO
MANAGER     T. Rowe Price Associates, Inc.

INVESTMENT
OBJECTIVE   Substantial dividend income as well as long-term growth of capital.

PRINCIPAL   The Portfolio normally invests at least 65% of its assets in
INVESTMENT  the common stocks of well-established companies paying
STRATEGY    above-average dividends.  The Portfolio Manager typically
            employs a "value" approach in selecting investments.  The
            Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

            In selecting investments, the Portfolio Manager generally looks for companies with the following:

               o  an established operating history.

               o  above-average dividend yield relative to the S&P 500.

               o  low price/earnings ratio relative to the S&P 500.

               o a sound balance sheet and other positive finanacial characteristics.

               o low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

            While most of the Portolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including foreign securities, debt securities, futures and options, in keeping with its objectives. The Portfolio may also invest in shares of the Reserve Investment Fund, an internally managed money market fund of T. Rowe Price.

            The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following principal additional risk:

               o VALUE INVESTING RISK. Undervalued stock may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value stocks typically underperform when other investing styles, such as growth investing, are in favor.

MORE ON THE T. Rowe Price Associates, Inc. has managed the Portfolio
PORTFOLIO   since March 1, 1999. Prior to that, different firms at
MANAGER     different times served as portfolio manager.  T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. As of December 31, 1998, the firm and its affiliates managed approximately $147 billion in assets. The address of T.
            Rowe Price is 100 East Pratt Street, Baltimore, Maryland
            21202.

            The Portfolio is managed by an Investment Advisory
            Committee consisting of five members. Richard P. Howard, as Committee Chair, has day-to-day responsibility for

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            managing the Portfolio and works with the Committee in
            developing and executing the Portfolio's investment program. Mr. Howard has been Chairman of the Committee since 1989. He joined T. Rowe Price in 1982 and has been managing investments since 1989.

            T. Rowe Price also manages the Fully Managed Portfolio.



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FULLY  MANAGED  PORTFOLIO

PORTFOLIO
MANAGER     T. Rowe Price Associates, Inc.

INVESTMENT  Over the long-term, a high total investment return,
OBJECTIVE   consistent with the preservation of capital and with
            prudent investment risk.

PRINCIPAL   The Portfolio invests primarily in the common stocks of
INVESTMENT  established companies the Portfolio believes to have
STRATEGY    above-average potential for capital growth.  Common stocks typically compose at least half of total assets.  The
            Portfolio may also invest in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options, in keeping with its objective.

            The Portfolio's common stocks generally fall into one of two categories:

               o the larger category comprises long-term core holdings whose prices when we buy them are considered low in terms of company assets, earnings, or other factors.

               o the smaller category comprises opportunistic investments whose prices we expect to rise in the short term but not necessaritly over the long term. Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

            The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into more promising opportunities.

            The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the manager's ability to find companies that meet valuation criteria rather than his market outlook.

            DEBT SECURITIES. Debt securities, including convertible bonds, may often constitute between 25% and 50% of the Portfolio's overall portfolio. The Portfolio may purchase debt securities of any maturity. The weighted average maturity of the debt portfolio generally will be between four and ten years, but may be shorter or longer. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality. For a description of bond ratings, please refer to the Statement of Additional Information.

            MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

               (1) shares of the Reserve Investment Fund, an
                   internally managed money market fund of T. Rowe
                   Price

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               (2) U.S. Government obligations

               (3) negotiable certificates of deposit, bankers'
                   acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation

               (4) commercial paper rated at the date of purchase in
                   the two highest rating categories

               (5) repurchase agreements

            The Portfolio also may invest in short-term U.S. dollar denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets.

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  INTEREST RATE RISK

               o  CREDIT RISK           o  CALL RISK

               o  INCOME RISK           o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o VALUE INVESTING RISK. A particular risk of the Portfolio's value or "contrarian" approach is that some holdings may not recover and provide the capital growth anticipated. If the Portfolio has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the Portfolio than would be the case with a more diversified fund.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE T. Rowe Price Associates, Inc. has managed the Portfolio
PORTFOLIO   since January, 1995.  T. Rowe Price was founded in 1937
MANAGER     by the late Thomas Rowe Price, Jr.  As of December 31,
            1998, the firm and its affiliates managed approximately
            $147 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

            The Portfolio is managed by an Investment Advisory Committee consisting of five members. Richard P. Howard, the Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Howard has been Chairman of the Committee since 1995. He joined T. Rowe Price in 1982 and has been managing investments since 1989.

            T. Rowe Price also manages the Equity Income Portfolio.



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HARD  ASSETS  PORTFOLIO

PORTFOLIO
MANAGER     Baring International Investment Limited

INVESTMENT
OBJECTIVE   Long-term capital appreciation

PRINCIPAL
INVESTMENT  The Portfolio invests primarily in hard asset securities.
STRATEGY Hard asset companies produce a commodity which the Portfolio Manager is able to price on a daily or weekly basis.

            Hard asset securities in which the Portfolio may invest include equity securities of hard asset companies and securities, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

               o  precious metals

               o  ferrous and non-ferrous metals

               o  gas, petroleum, petrochemicals or other hydrocarbons

               o  forest products

               o  agricultural commodities

               o  other basic materials that can be priced by a market

            The Portfolio normally invests at least 5% of its assets in each of the first five sectors listed above, and up to 50% in any one of the above sectors.

            The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values. Recent history indicates that the policies of many governments (particularly, budget deficits and high rates of money supply growth) have caused and will continue to cause accelerated inflation, and that the prices of many natural resources will continue to rise faster than the rate of inflation. The Portfolio Manager anticipates that inflation and the price of certain natural resources will continue on a upward trend.

            The Portfolio may invest in:

               o securities of foreign issuers, including up to 35% in South Africa

               o  companies not engaged in natural resources activities

               o  investment-grade corporate debt

               o  U.S. government or foreign obligations

               o  money market instruments

               o  repurchase agreements

               o special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country

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               o  derivatives

            Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

               o  common stock

               o  preferred stock

               o  rights

               o  warrants

               o  direct equity interests in trusts

               o  partnerships

               o  joint ventures

               o  "when-issued" securities

               o  "partly paid" securities

               o  restricted securities

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o HARD ASSET RISK. The production and marketing of hard assets may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

               o INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies engaged in natural resources/hard asset activities and may concentrate in securities of companies engaged in gold operations, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

               o SECTOR CONCENTRATION RISK. Since the Portfolio may invest up to 50% of its assets in one particular hard asset sector, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by sector.

               o FOREIGN INVESTMENT AND CURRENCY RISK. The Portfolio may purchase securities in any foreign country, developed or underdeveloped. In many foreign countries, there is less publicly available information about companies than is

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                  available in the
                  United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  Since investment may be concentrated in South Africa, political and social conditions in South Africa, due to former segregation policies of the South African government and unsettled political conditions prevailing in South Africa and neighboring countries investment, may pose certain risks to the Portfolio's investments. If aggravated by local or international developments, such risk could have an adverse effect on investment in South Africa, including the Portfolio's investments and possibly, the liquidity of the Portfolio and its ability to meet shareholder redemption requests.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Baring International Investment Limited ("Baring
PORTFOLIO   International") has managed the Portfolio since March 1,
MANAGER     1999.  Baring International is a subsidiary of Baring Asset
            Management Holdings Limited ("Baring"). Baring is the parent of the world-wide group of investment management companies that operate under the collective name "Baring
            Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopgate,
            London.

            Baring provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring's predecessor corporation was founded in 1762. Baring provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1998, Baring managed approximately $45.6 billion of assets.

            The following person at Baring International Investment is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Mark Latham             Investment Manager

                                    Mr. Latham has been an investment
                                    professional with Baring International
                                    Investment Limited and its ING affiliates since 1987 and has 17 years of investment experience.

            Baring International Investment also manages the Developing World Portfolio and the Global Fixed Income Portfolio.


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REAL  ESTATE  PORTFOLIO

PORTFOLIO
MANAGER     EII Realty Securities, Inc.

INVESTMENT
OBJECTIVE   Capital appreciation.  Current income is a secondary
            objective.

PRINCIPAL   The Portfolio invests primarily in equity securities of
INVESTMENT  companies in the real estate industry that are listed on
STRATEGY    national exchanges or the National Association of Securities
            Dealers Automated Quotation System ("NASDAQ").  The
            Portfolio Manager selects securities generally for long-term investment.

            The Portfolio invests the majority of its assets in companies that have at least 50% of their assets in, or which derives a majority of their revenues from, the following sectors of the real estate industry:

               o ownership (including listed real estate investment trusts)

               o  construction and development

               o  asset sales

               o  property management or sale

               o  other related real estate services

            The Portfolio may invest more than 25% of its assets in any of the above sectors.

            The Portfolio may invest in:

               o equity, debt, or convertible securities of issuers whose products and services related to the real estate industry

               o financial institutions which issue or service mortgages

               o securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o REAL ESTATE RISK. Although the Portfolio will not invest in real estate directly, the Portfolio may invest in real estate industry companies, including real estate investment trusts. As a result, the Portfolio may be subject to certain risks associated with direct ownership of real estate and the real estate industry in general. These risks include declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, tenant credit worthiness and ability to meet rent obligations, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increase in interest rates.

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                  In addition, real estate investment trusts (called
                  "REITs") may be affected by any changes in the value of the underlying property owned by the REIT or by the quality of any credit extended. REITs are dependent upon management skills. Some REITs may not be highly diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986 and to maintain an exemption under the Investment Company Act of 1940.

               o INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies in the real estate industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE EII Realty Securities, Inc. has managed the Portfolio
PORTFOLIO   since January 1995.  EII Realty and its parent company,
MANAGER     European Investors, Inc., have provided advisory services
            to employee benefit plans, corporations, and high net worth individuals, both foreign and domestic, since 1983.
            As of December 31, 1998, EII Realty and its parent company managed approximately $1.8 billion in real estate securities assets. EII Realty is a subsidiary of European Investors Incorporated. The address of EII
            Realty is 667 Madison Avenue, 16th Floor, New York, New
            York 10021.

            The following persons at EII Realty Securities are primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------
            Richard J. Adler        Managing Director

            Cydney C. Donnell       Managing Director

                                    For the past ten years, Mr. Adler and Ms.
                                    Donnell have been portfolio managers or
                                    real estate securities analysts for EII
                                    Realty Securities and/or its affiliates.


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ALL-GROWTH  PORTFOLIO

PORTFOLIO
MANAGER     Pilgrim Baxter & Associates, Ltd.

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL   The Portfolio normally invests primarily in growth
INVESTMENT  securities (such as common stocks) of middle-range
STRATEGY    capitalization (or "mid-cap") companies. Mid-cap
            companies in which the Portfolio invests generally have market capitalizations or annual revenues between $500 million and $10 billion. Growth securities in the Portfolio are primarily common stocks that the Portfolio Manager believes have strong earnings growth and capital appreciation potential.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entail greater risks than invests in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

            This prospectus does not describe all of the risks of
            every technique, strategy or temporary defensive position
            that the Portfolio may use.  For such information, please
            refer to the Statement of Additional Information.
MORE ON THE Pilgrim Baxter & Associates, Ltd. has managed the
PORTFOLIO   Portfolio since February 1997.   Pilgrim Baxter provides
MANAGER     advisory services to pension and profit sharing plans,
            charitable institutions, corporations, trust and estates, and other investment companies. As of December 31, 1998, Pilgrim Baxter managed approximately $12 billion of assets. Pilgrim Baxter is a subsidiary of United Asset
            Management Corporation, a publicly traded company. The address of Pilgrim Baxter is 825 Duportail Road, Wayne,
            Pennsylvania 19087.

            The following person at Pilgrim Baxter is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Jeffrey Wrona           Investment Professional

                                    Mr. Wrona has been an investment
                                    professional with Pilgrim Baxter since
                                    1997.  Before joining Pilgrim Baxter, Mr.
                                    Wrona

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                                    worked as a Senior Portfolio Manager
                                    at Munder Capital Management for seven
                                    years.


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CAPITAL  APPRECIATION  PORTFOLIO

PORTFOLIO

MANAGER     A I M Capital Management, Inc.
INVESTMENT

OBJECTIVE   Long-term capital growth

PRINCIPAL   The Portfolio invests primarily in equity securities
INVESTMENT  believed by the Portfolio Manager to be undervalued
STRATEGY    relative to the Portfolio Manager's appraisal of the
            current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally.

            The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its invetment obejectives. Although the Portfolio may receive income from these investments, they will be purchased for their potential for growth of capital and not for their ability to generate income. The Portfolio also may invest up to 25% of its assets in foreign securitites.

            The Portfolio Manager focuses on undervalued equity securities of:

               o  out-of-favor cyclical growth companies

               o established growth companies that are undervalued companred to historical relative valuation parameters

               o companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities

               o companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values

            The Portfolio Manager usually sells a particular security when it believes the company no longer fits into any of the above categories.

            In anticipation of or in response to adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the Portfolio may not achieve its investment objective.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o VALUE INVESTING RISK. Undervalued stock may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value stocks typically underperform when other investing styles, such as growth investing, are in favor.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

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MORE ON THE A I M Capital Management, Inc. has managed the Portfolio
PORTFOLIO   since April 1, 1999.  A I M Capital is an indirect
MANAGER     subsidiary of AMVESCAP, one of the world's largest
            independent investment companies. As of December 31, 1998, A I M Capital and its immediate parent, A I M
            Advisors, Inc., managed approximately $109 billion in assets. The address of A I M Capital is 11 Greenway
            Plaza, Houston, Texas 77046.

            The following persons at A I M Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Joel E. Dobberpuhl      Senior Portfolio Manager

                                    Mr. Dubberpuhl has been associated with
                                    A I M Capital and/or its affiliate since
                                    1990.

            Robert A. Shelton       Portfolio Manager

                                    Mr. Shelton has been associated with A I M
                                    Capital and/or its affiliates since
                                    1995. Prior to 1995, he was a financial analyst for CS First Boston.

            Evan G. Harrel          Senior Portfolio Manager

                                    Mr. Harrel has been associated with A I M
                                    Capital and/or its affiliates since
                                    1998.  From 1994 to 1998, he was Vice
                                    President of Van Kamper American Asset
                                    Management, Inc. and a portfolio manager of various growth and equity funds.

            A I M Capital also manages the Strategic Equity Portfolio.


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RISING  DIVIDENDS  PORTFOLIO

PORTFOLIO
MANAGER     Kayne Anderson Investment Management, LLC

INVESTMENT
OBJECTIVE   Capital appreciation.  A secondary objective is dividend
            income.

PRINCIPAL
INVESTMENT  The Portfolio invests primarily in equity securities that
STRATEGY    meet the following quality criteria:

               o  regular dividend increases during the last 10 years

               o  at least 35% of earnings reinvested annually

               o  credit rating of "A" to "AAA"

            There may from time to time be other securities in the Portfolio which meet most, but not all, of the criteria, but which the Portfolio Manager deems a suitable investment. In addition to common stocks, the Portfolio may invest in securities convertible into common stocks, or rights or warrants to subscribe for or purchase common stocks.

            In selecting equity securities, the Portfolio Manager screens databases to create a universe of companies that meet the preceding criteria. The Portfolio Manager then fundamentally analyzes the securities. This research involves study of industry competitive conditions, discussions with company management, spreadsheet analysis, and valuation projections. A proprietary computer model compares expected rates of return for each equity security in the universe. In deciding whether to purchase a security the Portfolio Manager appraises a company's fundamental strengths and relative attractiveness based on its expected return.

            The Portfolio generally holds at least 25-30 different securities. These securities are diversified by industry. Selection of a security is also disciplined to avoid over-concentration in any single sector or company.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o MANAGEMENT TECHNIQUE RISK. The Portfolio is managed based on proprietary computer models and techniques developed by the Portfolio Manager. We cannot assure you that such management techniques will correctly predict market trends, or enable the Portfolio to achieve its investment objective.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE The Portfolio has been managed by Kayne Anderson
PORTFOLIO   Investment Management, LLC or its predecessor since its
MANAGER     inception.  Kayne Anderson has been in the business of
            furnishing investment advice to institutional and private clients since 1984, when founded by Richard A. Kayne and John E. Anderson. As of December 31, 1998, Kayne

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            Anderson managed portfolios amounting to approximately $4
            billion. The address of Kayne Anderson is 1800 Avenue of the Stars, Suite 200, Los Angeles, California 90067.
            The following persons at Kayne Anderson are primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Allan M. Rudnick        Chief Investment Officer and Portfolio
                                    Manager

                                    Mr. Rudnick has served as Chief Investment
                                    Officer for Kayne Anderson since 1989.

            Paul Wayne              Director of Research and Portfolio Manager

                                    Mr. Wayne has been employed by Kayne
                                    Anderson since 1992.


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VALUE  EQUITY  PORTFOLIO

PORTFOLIO
MANAGER     Eagle Asset Management, Inc.

INVESTMENT
OBJECTIVE   Capital appreciation.  Dividend income is a secondary
            objective.

PRINCIPAL   The Portfolio invests primarily in common stocks of
INVESTMENT  domestic and foreign issuers which meet quantitative
STRATEGY    standards relating to financial soundness and high
            intrinsic value relative to price. The principal strategies used to select the investments include:

               (i) A three-step process to identify possible value opportunities:

                    o Screening the universe of equity securities for five key variables: Low price-to-book; price-to-sales; price-to earnings ratios; attractive relative dividend yield; and relative price-to-earnings ratios

                    o Performing in-depth fundamental research on individual companies including their: industry outlook and trends, strategy, management strength, and financial stability

                    o Using a discounted free cash flow model to identify securities that are trading at a significant discount to their estimated intrinsic value

               (ii) Identifying stocks trading at a significant discount
                    to their underlying intrinsic value and which fall into at least one of three basic categories:

                    o "Pure" value opportunities: stocks that appear attractive relative to the broader market

                    o "Relative" value opportunities: stocks that trade at a discount to the valuation parameters that the market has historically applied to them or their peer group

                    o "Event-driven" value opportunities: stocks whose underlying value may be recognized as a result of a realized or anticipated event

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  CREDIT RISK

               o  CALL RISK             o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o VALUE INVESTING RISK. Undervalued stock may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value stocks typically underperform when other investing styles, such as growth investing, are in favor.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

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MORE ON THE Eagle Asset Management, Inc. has managed the Portfolio
PORTFOLIO   since its inception.  Eagle Asset is in the business of
MANAGER     managing institutional client accounts and individual
            accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York
            Stock Exchange. As of December 31, 1998, Eagle Asset had approximately $6 billion in client assets under management. The address of Eagle Asset is 880 Carillon
            Parkway, St. Petersburg, Florida 33716.

            The following persons at Eagle Asset are primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Address
            ----                    ------------------------------------

            Louis Kirschbaum        Senior Vice President

                                    Mr. Kirschbaum assumed portfolio
                                    management responsibilities for the
                                    Portfolio in January, 1999.  Prior to
                                    that, he managed various other accounts
                                    for Eagle Asset.

            David M. Blount         Senior Vice President

                                    Mr. Blount assumed portfolio management
                                    responsibilities for the Portfolio in
                                    January, 1999. Prior to that, he managed or provided research assistance for various other accounts for Eagle Asset.


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STRATEGIC  EQUITY  PORTFOLIO

PORTFOLIO
MANAGER     A I M Capital Management, Inc.

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL   The Portfolio invests principally in common stocks of
INVESTMENT  medium- and small-sized growth companies.  The Portfolio
STRATEGY    Manager focuses on companies it believes are likely to
            benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The Portfolio Manager usually sells a particular security when any of those factors materially changes. As a result of the Portfolio's investment strategy, the market prices of many of the securities purchased and held by the Portfolio may fluctuate widely. Any income received from securities held by the Portfolio is incidental.

            The Portfolio comprises primarily of securities of two basic categories of companies: (a) "core" companies, which the Portfolio Manager considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies that the Portfolio Manager believes are currently enjoying a dramatic increase in profits.

            The Portfolio's strategy does not preclude investment in large, seasoned companies that the Portfolio Manager believes possess superior potential returns similar to companies with formative growth profiles. The Portfolio also invests in established smaller companies (under $500 million in market capitalization) which offer exceptional value based upon substantially above-average earnings growth potential relative to market value.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investors is in favor.

               o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, amore established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.


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               o  FOREIGN INVESTMENT AND CURRENCY RISK.  In many
                  foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgements in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE A I M Capital Management, Inc. has managed the Portfolio
PORTFOLIO   since March 1, 1999.  A I M Capital is an indirect
MANAGER     subsidiary of AMVESCAP, one of the world's largest
            independent investment companies. As of December 31, 1998, A I M Capital and its immediate parent, A I M
            Advisors, Inc., managed approximately $109 billion in assets. The address of A I M Capital is 11 Greenway
            Plaza, Houston, Texas 77046.

            The following persons at A I M Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Robert M. Kippes        Senior Portfolio Manager

                                    Mr. Kippes has been associated with A I M
                                    Capital and/or its affiliates since
                                    1989.

            Charles D. Scavone      Senior Portfolio Manager

                                    Mr. Scavone has been associated with A I M
                                    Capital and/or its affiliates since
                                    1996.  From 1994 to 1996, he was Associate
                                    Portfolio Manager for Van Kamper Capital
                                    Asset Management, Inc.

            David P. Barnard        Senior Portfolio Manager

                                    Mr. Barnard has been associated with A I M
                                    Capital since 1982.

            Kenneth A. Zschappel    Senior Portfolio Manager

                                    Mr. Zschappel has been associated with
                                    A I M Capital and/or its affiliates
                                    since 1990.

            A I M Capital also manages the Capital Appreciation
            Portfolio.


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SMALL  CAP  PORTFOLIO

PORTFOLIO
MANAGER     Fred Alger Management, Inc.

INVESTMENT
OBJECTIVE   Long-term capital appreciation

PRINCIPAL
INVESTMENT  The Portfolio invests primarily in equity securities of
STRATEGY companies that have total market capitalization within the range of companies included in:

               o  Russell 2000 Growth Index

               o  Standard & Poor's Small-Cap 600 Index

            Both indexes are broad indexes of small capitalization stocks. As of December 31, 1998, the range of market capitalization companies in the Russell Index was $4.42 million to $3.21 billion, the range of the market capitalization companies in the S&P 600 Index was $18 million to $3.34 billion, and the combined range was $4.42 million to $3.34 billion. The Portfolio may invest up to 35% of its assets in companies outside this combined range.

            Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

            The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

            The Portfolio may also hold up to 15% of its assets in money market instruments and repurchase agreements.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o SMALL-CAP COMPANY RISK. Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and the value of stock shares could decline significantly.


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            This prospectus does not describe all of the risks of
            every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Fred Alger Management, Inc. has managed the Portfolio PORTFOLIO since its inception. Fred Alger has been in the business
MANAGER     of providing investment advisory services since 1964.
            Fred Alger is owned by Fred Alger & Company,
            Incorporated, which in turn is owned by Alger Associates, Inc., a financial services holding company. As of December 31, 1998, Fred Alger managed approximately $10.6 billion in assets. The address of Fred Alger is One
            World Trade Center, Suite 9333, New York, New York 10048.

            The following persons at Fred Alger Management, Inc. are primarily responsible for making the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            David D. Alger          President

                                    Mr. Alger has been employed by the
                                    Portfolio Manager since 1971.

            Seilai Khoo             Senior Vice President

                                    Ms. Khoo has been employed by the
                                    Portfolio Manager since 1989.

            Ronald Tartaro          Senior Research Analyst

                                    Mr. Tartaro has been employed by Fred
                                    Alger Management, Inc. since 1990.

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GROWTH  OPPORTUNITIES  PORTFOLIO

PORTFOLIO
MANAGER     Montgomery Asset Management, LLC

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL
INVESTMENT  The Portfolio invests primarily in equity securities of
STRATEGY domestic companies generally having total market capitalizations of $1 billion or more.

            The Portfolio may invest in other types of equity securities and equity derivative securities. The
            Portfolio also may invest up to 35% of its assets in highly rated debt securities.

            The Portfolio seeks growth at a reasonable value by investing in companies with sound fundamental value and potential. The Portfolio selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Portfolio Manager:

               o identifies a universe of investment candidates by screening companies based on changes in growth rates and valuation ratios (such as price to sales, price to earnings and price to cash flows)

               o identifies rapidly growing companies with reasonable valuations and accelerating growth rates, or with low valuations and initial signs of growth

               o  fundamentally analyzes these companies, focusing on:

               o  balance sheets and income statements

               o  company visits and discussions with management

               o contacts with industry specialists and industry analysts

               o  review of the competitive environments

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o MANAGEMENT TECHNIQUE RISK. The Portfolio selects its investments based on a combination of quantitative screening techniques and fundamental analysis. We cannot assure you that such market timing techniques will correctly predict market trends, or enable the Portfolio to achieve its investment objective.

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's

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growth potential.  Growth-oriented funds
                  will typically underperform when value investing is in favor.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Montgomery Asset Management, LLC or its affiliates has
PORTFOLIO   managed the Portfolio since its inception.  Montgomery
MANAGER     advises private accounts as well as mutual funds.  As of
            December 31, 1997, Montgomery had $9.5 billion in assets
            under management.  Montgomery is a  subsidiary of
            Commerzbank AG.   Commerzbank, one of the largest
            commercially held banks in Germany, has total assets of approximately $173 billion. Commerzbank and its affiliates had more than $289 billion in assets under management as of December 31, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

            The following persons at Montgomery Asset Management, LLC are primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Roger W. Honour         Senior Portfolio Manager and Principal

                                    Mr. Honour has been with Montgomery since
                                    June 1993.  From 1992 through May 1993,
                                    Mr. Honour spent one year as Vice
                                    President and Portfolio Manager at
                                    Twentieth Century Investors.

            Kathryn M. Peters       Portfolio Manager and Principal

                                    Ms. Peters joined Montgomery in 1995. From
                                    1993 to 1995, Ms. Peters was an associate in the investment banking division of Donaldson, Lufkin & Jenrette. From 1990 to 1990 she analyzed mezzanine investments for Barclays de Zoete Wedd.

            Andrew Pratt, CFA       Portfolio Manager and Principal

                                    Mr. Pratt joined Montgomery in 1993,
                                    coming from Hewlett-Packard Company, where he was an equity analyst, managed a portfolio of small capitalization technology companies, and researched private placement and venture capital investments from 1988 to 1993.


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MID-CAP  GROWTH  PORTFOLIO

PORTFOLIO
MANAGER     Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE   Long-term growth of capital

PRINCIPAL   The Portfolio normally invests at least 65% of its assets
INVESTMENT  in common stocks and related securities (such as preferred
STRATEGY    stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap") which the Portfolio Manager believes have above-average growth potential.

            Mid-cap companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap Growth Index at the time of the Portfolio's investment. The Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 65% investment policy. As of December 31, 1998, the top of the Russell Midcap Growth Index was $______ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

            Growth companies are companies that the Portfolio Manager considers well-run and poised for growth. The Portfolio Manager looks particularly for companies which demonstrate:

               o a strong franchise, strong cash flows and a recurring revenue stream

               o a solid industry position, where there is potential for high profit margins and substantial barriers to new entry in the industry

               o a strong management team with a clearly defined strategy

               o  a catalyst that may accelerate growth

            The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis performed by the Portfolio Manager and its group of equity research analysts.

            The Portfolio may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

            The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

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PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entail greater risks than invests in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

               o OTC INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies which are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Therefore, shares of the Portfolio are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

               o FOREIGN INVESTMENT AND CURRENCY RISK. In many foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

               o EMERGING MARKETS RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against

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                  the U.S. dollar in recent years, and
                  devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                  Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls;
                  forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls (may be unable to transfer currency from a given country); or creation of government monopolies.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Massachusetts Financial Services Company ("MFS") has
PORTFOLIO   managed the Portfolio since its inception.  MFS is
MANAGER     America's oldest mutual fund organization.  MFS and its
            predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life Assurance Company of Canada
            (U.S.) which in turn is an indirect subsidiary of Sun
            Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895. As of December 31, 1998, MFS managed net assets of approximately $98 billion
            (approximately $69.5 billion in equity securities and $20.5 billion in fixed income securities) on behalf of approximately $3.7 million investor accounts. The address of MFS is 500 Boylston Street, Boston,
            Massachusetts  02116.

            The following persons at MFS are primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            John W. Ballen          Senior VP-Investments & Chief Equity
                                    Officer

                                    Mr. Ballen has been employed by MFS since
                                    1984.

            Mark Regan              Vice President-Investments

                                    Mr. Regan has been employed as a portfolio manager by MFS since 1989.

            MFS also manages the Research Portfolio and the Total
            Return Portfolio.


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RESEARCH  PORTFOLIO

PORTFOLIO
MANAGER     Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE   Long-term growth of capital and future income
PRINCIPAL   The Portfolio normally invests at least 80% of its assets
INVESTMENT  in common stocks and related securities (such as preferred
STRATEGY    stocks, convertible securities and depositary receipts).
            The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio investments may include securities traded on securities exchanges or in the over-the-counter markets.

            A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed by the Portfolio Manager and its affiliate. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the fund's investment objective within their assigned industry responsibility.

            The Portfolio may invest in foreign equity securities, and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o OTC INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies which are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Shares of the Portfolio, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


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               o  FOREIGN INVESTMENT RISK. In many foreign countries
                  there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Massachusetts Financial Services Company ("MFS") has
PORTFOLIO   managed the Portfolio since its inception.  MFS is
MANAGER     America's oldest mutual fund organization.  MFS and its
            predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life Assurance Company of Canada
            (U.S.) which in turn is an indirect subsidiary of Sun
            Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895. As of December 31, 1998, MFS managed net assets of approximately $98 billion
            (approximately $69.5 billion in equity securities and $20.5 billion in fixed income securities) on behalf of approximately 3.7 million investor accounts. The address of MFS is 500 Boylston Street, Boston, Massachusetts
            02116.

            The Portfolio is managed by a committee of research analysts at MFS.

            MFS also manages the Mid-Cap Growth Portfolio and the Total Return Portfolios.


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GROWTH  PORTFOLIO
 (FORMERLY, THE VALUE + GROWTH PORTFOLIO)

PORTFOLIO
MANAGER     Janus Capital Corporation

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL   The Portfolio invests primarily in common stocks growth
INVESTMENT  companies that have favorable relationships between
STRATEGY    price/earnings ratios and growth rates in sectors
            offering the potential for above-average returns.

            The Portfolio invests primarily in common stocks the Portfolio Manager believes will appreciate in value. The Portfolio Manager generally takes a "bottom up" approach to selecting companies. In other words, it seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. It makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Income is not a significant consideration when choosing investments for the Portfolio.

            The Portfolio may invest in companies of any size and may invest a substantial portion of its assets in securities issued by small and medium size companies.

            The Portfolio may also invest in:

               o foreign securities (including in emerging or developing markets)

               o forward foreign currency contracts, futures and options

               o debt securities (including up to 35% in high-yield/high-risk securities)

            When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual-they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK

               o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

               o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers.
                  Smaller

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                  companies may have limited product lines,
                  markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, amore established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not "succeed, and the value of stock shares could decline significantly.

               o FOREIGN INVESTMENT AND CURRENCY RISK. In many foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Janus Capital Corporation has managed the Portfolio since
PORTFOLIO   March 1, 1999.  Janus Capital has been an investment advisor
MANAGER     since 1970, and provides advisory services to managed
            accounts and investment companies.  As of December
            31, 1998, Janus Capital managed approximately $108
            billion in assets.  The address of Janus Capital is 100
            Fillmore Street, Denver, Colorado  80206.

            The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Warren M Lammert        Executive Vice President

                                    Mr. Lammert has been employed by Janus
                                    Capital since 1987.


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GROWTH  &  INCOME  PORTFOLIO

PORTFOLIO
MANAGER     Alliance Capital Management L.P.

INVESTMENT
OBJECTIVE   Long-term total return

PRINCIPAL
INVESTMENT  The Portfolio invests primarily in common stocks of
STRATEGY companies where the potential for change (earnings acceleration) is significant.

            The Portfolio Manager applies a growth-oriented investment philosophy defined by the following:

               o  EARLY RECOGNITION OF CHANGE

                  o Value is created through the dynamics of changing economic, industry and company fundamentals

                  o  Willingness to invest on incomplete information

                  o Judgment about the future, not merely extrapolation of the past

                  o Invest in one to two year relative earnings strength at an early stage and at a reasonable price

               o  COMMITMENT TO FUNDAMENTAL RESEARCH

                  o  Twenty-one fundamental analysts covering U.S.
                     companies

               o  EMPHASIS ON STOCK SELECTION

                  o Emphasis on companies and industries where the potential for change (earnings acceleration) is significant

                  o  Remain fully invested

            Although the Portfolio will focus on companies with market capitalizations of up to $3 billion, the Portfolio remains flexible and may invest in securities of larger companies. The Portfolio may also engage in short sales of securities it expects to decline in price. The Portfolio may invest a substantial portion of its assets in securities issued by small, small-cap and mid-cap companies. These companies may offer greater opportunities for share price increase than larger companies. Equity and debt securities in which the Portfolio normally invests include common and preferred stocks, convertible securities, bonds, and notes.

            The Portfolio may invest in:

               o foreign securities (including in emerging or developing markets)

               o  foreign currencies, options

               o  lower-quality, high yielding debt securities
                  (commonly called "junk bonds")

               o  "zero-coupon" bonds

               o  "payment-in-kind" bonds


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            At times the Portfolio may invest more than 25% of its
            assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. The Portfolio would only overweight its investments in a particular market sector if the investment return available from such overweighing in that sector justifies any additional risk associated with heavily investing in that sector.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Alliance Capital Management LP has managed the Portfolio
PORTFOLIO   since March 1,1999.  Alliance Capital Management
MANAGER     Corporation, its general partner, is an indirect subsidiary of The Equitable Life Assurance Society of the
            United States. Alliance Capital is a professional investment management firm that provides advisory services to individual and institutional investors. As of December 31, 1998, Alliance Capital managed approximately $286.7 billion of assets. The address of Alliance Capital is 1345 Avenue of the Americas, New
            York, New York 10105.

            The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Kevin J. O' Brien       Senior Vice President

                                    Mr. O' Brien has been employed by Alliance
                                    Capital since 1988.


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EMERGING  MARKETS  PORTFOLIO

PORTFOLIO
MANAGER     Putnam Investment Management, Inc.

INVESTMENT
OBJECTIVE   Long-term capital appreciation

PRINCIPAL   The Portfolio invests primarily in equity securities of
INVESTMENT  companies in at least six different emerging market
STRATEGY    countries.  The Portfolio's investment philosophy is to
            capitalize on emerging capital markets in developing nations and other nations in which economic and political factors are likely to produce above average growth rates.

            Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free Index or the International Finance Corporation Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication.

            Equity securities that the Portfolio may invest include common stock and other securities with equity characteristics (such as preferred stock, rights and warrants, and convertible securities) shares of investment companies.

            The Portfolio Manager selects securities by taking into account economic and political factors that may include, among others:

               o  relative market valuation

               o  earnings momentum

               o  supply and demand

               o prospects for relative growth among the regions and its countries

               o  expected levels of inflation

               o governmental policies influencing business conditions

               o  outlook for currency relationships

               o range of alternative opportunities available to international investors

            In selecting securities, the Portfolio Manager looks for undervalued investment opportunities for growth. The Portfolio Manager uses a disciplined, value-oriented investment philosophy that generally stresses the inherent value of companies under examination, usually based on the medium term outlook for such companies. The Portfolio Manager considers the company's fundamental financial characteristics, its earnings potential, or the potential for economic development of the country or region in which the company is located.

            If the Portfolio is not fully invested in emerging market equity securities, the Portfolio Manager may invest the remainder of the Portfolio's assets (but not more than 35%) in:

               o  equity securities of issuers in developed economies

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               o  debt securities issued or guaranteed by corporate or
                  governmental issuers in an emerging market country, including Brady Bonds, or an industrialized country, including the United States

               o bank deposits or bank obligations, including certificates of deposit, time deposits, and bankers' acceptances

               o mortgage-backed securities of banks in emerging market or industrialized countries, including the United States

               o instruments issued by international development agencies

               o high-quality money market instruments, including commercial paper and other short-term corporate debt obligations of issuers in industrialized and emerging market countries

               o debt securities that are rated below investment-grade or, if not rated, of equivalent quality up to 10% of assets

               o borrowings up to 10% of assets (which the Portfolio Manager may increase to 25% for temporary purposes)

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                  Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls (may be unable to transfer currency from a given country); or creation of government monopolies.

               o FOREIGN INVESTMENT AND CURRENCY RISK. In many foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and

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                  requirements may not be comparable to those
                  applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

               o VALUE INVESTING RISK. Undervalued stock may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value stocks typically underperform when other investing styles, such as growth investing, are in favor.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Putnam Investment Management, Inc. has managed the Portfolio
PORTFOLIO   since March 1997.  Prior to that, different firms at different
MANAGER     times served as portfolio manager. Putnam Investment has been managing mutual funds since 1937. Putnam Investment is owned by Putnam Investments, Inc, which is owned by Marsh & McLennan
            Companies, Inc., a publicly traded company. As of December 31, 1998, Putnam and its affiliates managed approximately $297 billion of assets. The address of Putnam Investment is One Post
            Office Square, Boston, Massachusetts 02109.

            An investment committee at Putnam Investment is responsible for the day-to-day investment decisions of the Portfolio.

            Putnam Investment also manages the Managed Global
            Portfolio.


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MANAGED  GLOBAL  PORTFOLIO

PORTFOLIO
MANAGER     Putnam Investment Management, Inc.

INVESTMENT
OBJECTIVE   Capital appreciation.  Current income is only an incidental consideration.

PRINCIPAL   The Portfolio invests primarily in common stocks traded in
INVESTMENT  securities markets throughout the world.  The Portfolio may
STRATEGY    invest up to 100% of its assets in securities traded in
            securities markets outside the United States.  The
            Portfolio generally invests at least 65% of its assets in at least three different countries, one of which may be the United States.

            In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in cash or money market instruments.

            The Portfolio may invest in any type of company, large or small, with earnings showing relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risk:

               o FOREIGN INVESTMENT AND CURRENCY RISK. In many foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

               o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income,

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                  capital, and proceeds of sales
                  by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                  Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls;
                  forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls (may be unable to transfer currency from a given country); or creation of government monopolies.

               o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, amore established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not "succeed, and the value of stock shares could decline significantly.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE Putnam Investment Management, Inc. has managed the
PORTFOLIO   Portfolio since March, 1997.  Putnam Investment
MANAGER     Management has been managing mutual funds since 1937.
            Putnam Investment Management is owned by Putnam Investments, Inc., which is owned by Marsh &
            McLennan Companies, Inc., a publicly traded company. As of December 31, 1998, Putnam and its affiliates managed approximately $297 billion of assets. The address of Putnam Investment Management is One Post Office Square,
            Boston, Massachusetts 02109.
            An investment committee at Putnam is responsible for the day-to-day investment decisions of the Portfolio.
            Putnam also manages the Emerging Markets Portfolio.



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DEVELOPING  WORLD  PORTFOLIO

PORTFOLIO
MANAGER     Baring International Investment Limited

INVESTMENT
OBJECTIVE   Capital appreciation

PRINCIPAL   The Developing World Portfolio invests primarily in
INVESTMENT  emerging market companies. The Portfolio normally
STRATEGY    invests in at least six different "emerging market
            countries" with no more than 35% of its assets in any one country. Emerging market countries are those countries having economies and markets considered by the World Bank or the United Nations to be emerging or developing. The Portfolio Manager considers the following to be emerging market countries:

                LATIN AMERICA  ASIA           EUROPE         MIDDLE EAST
                Argentina      Bangladesh     Czech Republic Israel
                Brazil         China          Greece         Jordan
                Chile          India          Hungary
                Colombia       Indonesia      Poland         AFRICA
                Costa Rica     Korea          Portugal       Egypt
                Jamaica        Malaysia       Russia         Ghana
                Mexico         Pakistan       Turkey         Ivory Coast
                Peru           Philippines    Croatia        Kenya
                Trinidad and   Singapore      Astonia        Morocco
                  Tobago
                Uruguay        Sri Lanka                     Nigeria
                Venezuela      Taiwan                        South Africa
                               Thailand                      Tunisia
                               Vietnam                       Zimbabwe
                               Hong Kong

            The Portfolio may in the future invest in other emerging market countries.

            The Portfolio's philosophy is based on the belief that superior long-term results come from identifying unrecognized growth investment opportunities in countries and companies.

            The Portfolio Manager's investment process is designed to deliver superior risk adjusted returns by evaluating key investment factors at both the macro and micro level, which our research shows contribute to superior emerging market performance. Such factors include accelerating GDP growth, earnings surprise and favorable valuation characteristics. Our investment process is a combination of top-down country allocation and bottom-up stock selection. Stock selection is driven by structured fundamental research supported by quantitative analysis at both the country and company level.

            Equity securities in which the Portfolio invests are primarily common stock but may also include other types of equity and equity derivative securities. The Portfolio may invest 10% in debt securities, rated below investment-grade. The Portfolio may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Portfolio considers them to be equity derivative securities.

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PRINCIPAL   An investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction - General Risk
            Factors":

               o  MANAGER RISK          o  MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

               o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                  Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls;
                  forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls (may be unable to transfer currency from a given country); or creation of government monopolies.

               o FOREIGN INVESTMENT AND CURRENCY RISK. In many foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                  The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

               o MANAGEMENT TECHNIQUE RISK. The Portfolio uses a proprietary, quantitative asset allocation model in selecting securities. We cannot assure you that such models will correctly predict market trends, or enable the Portfolio to achieve its investment objective.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

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MORE ON THE Baring International Investment Limited ("Baring
PORTFOLIO   International") has managed the Portfolio since March 1,
MANAGER     1999.  Baring International is a subsidiary of Baring Asset
            Management Holdings Limited ("Baring"). Baring is the parent of the world-wide group of investment management companies that operate under the collective name "Baring
            Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopgate,
            London.

            Baring provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring's predecessor corporation was founded in 1762. Baring provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1998, Baring managed approximately $45.6 billion of assets.

            The following person at Baring International Investment is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------

            Matt Linsey             Investment Manager

                                    Mr. Linsey has been an investment
                                    professional with Baring International and its ING affiliates since 1994 and has 15 years of investment experience.

            Baring International also manages the Hard Assets
            Portfolio and the Global Fixed Income Portfolio.

-------------------------------------------------------------------------
                OVERALL  MANAGEMENT  OF  THE  GCG TRUST
-------------------------------------------------------------------------

THE ADVISER Directed Services, Inc. ("DSI") is the overall adviser to the GCG Trust. DSI is a New York corporation and is a wholly owned subsidiary of ING. DSI is registered with the SEC as an investment adviser and a broker-dealer.
            DSI is the principal underwriter and distributor of the Variable Contracts that Golden American Life Insurance Company ("Golden American") issues. Golden American is a stock life insurance company organized under the laws of the State of Delaware.

            DSI has overall responsibility, subject to the supervision of the Board of Trustees, for hiring portfolio managers and for monitoring and evaluating the each portfolio manager's management of portfolio assets by the portfolio managers. DSI monitors and evaluates the portfolio managers on a periodic basis, and considers their performance records in light of the investment objective(s) and policies of each portfolio.

            In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

            DSI exercises full investment discretion and makes all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

ADVISORY FEE The GCG Trust pays DSI for its services an advisory fee, payable monthly, based on the average daily net assets of a portfolio (or the combined net assets of portfolio) at the following annual rates of the average daily net assets of the portfolio(s):

    PORTFOLIO                           FEE
                                        (based on combined assets of the
                                        indicated groups of portfolios)
    Equity Income, Fully Managed,       1.00% on the first $750 million in combined assets
    Hard Assets, Real Estate,              of these portfolios;
    All-Growth, Capital Appreciation,   0.95% on the next $1.25 billion;
    Rising Dividends, Value Equity,     0.90% on the next $1.5 billion; and
    Strategic Equity, and Small Cap     0.85% on the amount in excess of $3.5 billion

    Mid-Cap Growth, Total Return,       1.00% of first $250 million in combined assets
    and Research                           of these portfolios;
                                        0.95% of next $400 million;
                                        0.90% of next $450 million; and
                                        0.85% of amount in excess of $1.1 billion

    Growth & Income, Growth,            1.10% of first $250 million;
    and Growth Opportunities            1.05% of next $400 million;
                                        1.00% of next $450 million; and
                                        0.95% of amount in excess of $1.1 billion

    Managed Global                      1.25% on the first $500 million; and
                                        1.05% on the amount in excess of $500 million.

    Global Fixed Income                 1.60%

    Emerging Markets and Developing     1.75%
        World

    Limited Maturity Bond               0.60% on the first $200 million in combined assets
    and Liquid Asset                       of these portfolios;
                                        0.55% on the next $300 million; and
                                        0.50% on the amount in excess of $500 million

            The GCG Trust is distinct in that the portfolios' expense structure is simpler and more predictable than that of most mutual funds. DSI PAYS MANY OF THE ORDINARY EXPENSES FOR EACH PORTFOLIO, INCLUDING CUSTODIAL, ADMINISTRATIVE, TRANSFER AGENCY, PORTFOLIO ACCOUNTING, AUDITING, AND ORDINARY LEGAL EXPENSES. MOST MUTUAL FUNDS PAY FOR THESE EXPENSES DIRECTLY FROM THEIR OWN ASSETS.


-------------------------------------------------------------------------
                             SHARE  PRICE
-------------------------------------------------------------------------

            A portfolio's share price (net asset value, or "NAV"), is calculated each business day after the close of trading (generally 4 p.m. Eastern time) on the New York Stock Exchange. Net asset value per share is computed by adding up the total value of the portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of portfolio shares outstanding.

            The net asset values per share of each portfolio, except the Liquid Asset Portfolio, fluctuates in response to changes in market conditions and other factors. The NAV of the shares of the Liquid Asset Portfolio will not fluctuate in response to changes in market conditions for so long as the Portfolio is using the amortized cost method of valuation. The Liquid Asset Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of purchase and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity.

            The other portfolios' securities are valued based on market value. Market value is determined based on the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. If market quotations are not available, securities are valued at their fair value as determined in good faith by, or under the direction of, the Board. Instruments maturing in sixty days or less may be valued using the amortized cost method of valuation. The value of a foreign security is determined in its national currency based upon the price on the foreign exchange at close of business. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market before the time of valuation.

            Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity sixty days or less at their date of acquisition valued under the amortized cost method), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less may be valued at amortized cost unless the portfolio manager believes that amortized cost does not approximate market value.

            When a portfolio writes a put or call option, the amount of the premium is included in the portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium a portfolio pays for an option is recorded as an asset, and subsequently adjusted to market value. Futures and options traded on commodities exchanges or boards of trade are valued at their closing settlement price on such exchange or board of trade. Foreign securities quoted in foreign currencies generally are valued at translated foreign market closing prices.

            Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., New York City time. The calculation of the net asset value of a portfolio investing in foreign securities may not take place contemporaneously with the determination of the prices of the securities included in the calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Prices derived under these procedures will be used in determining daily net asset value. Information that becomes known to the GCG Trust or its agents after the time that the net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events that may affect the value of these securities that occur between the time their prices are determined and the time the portfolio's net asset value is determined may not be reflected in the calculation of net asset value of the portfolio unless DSI or the portfolio manager, acting under authority delegated by the Board of Trustees, deems that the particular event would materially affect net asset value. In this event, the securities would be valued at fair market value as determined in good faith by DSI or the portfolio manager acting under the direction of the Board.


-------------------------------------------------------------------------
                       TAXES  AND  DISTRIBUTION
-------------------------------------------------------------------------

            The GCG Trust pays net investment income, if any, on your shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. We will automatically reinvest any distributions made by any portfolio in additional shares of that portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

            Each portfolio of the GCG Trust has qualified and expect to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to Federal income tax on the part of their investment company taxable income (including any net capital gains) which they distribute to shareholders. It is each portfolio's intention to distribute all such income and gains.

            Shares of each portfolio are offered to the Separate Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. Under current tax law, your gains under your Contract are taxed only when you take them out. Contract purchasers should review the Contract prospectus for a discussion of the tax treatment applicable to holders of the Contracts.

            The foregoing is only a summary of some of the important Federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You are urged to consult with your tax advisor for more detailed information regarding taxes applicable to the Contracts and the holders thereof.


-------------------------------------------------------------------------
                           MORE  INFORMATION
-------------------------------------------------------------------------

ADDITIONAL The description of each portfolio in this prospectus does INVESTMENT not describe all of the non-principal investments, STRATEGIES techniques and strategies the portfolio may use to achieve its investment objective. No portfolio is obligated to use any of these techniques or strategies at any given time or under any particular economic condition. For further information on these investments, techniques and strategies, please refer to the Statement of Additional Information.

            Certain portfolios may take temporary defensive positions inconsistent with their respective investment policies to adjust their investment exposure during uncertain periods, such as periods when the portfolio manager determines that adverse market, economic, political or other conditions exist. These positions generally involve investing in a manner different than that in which the portfolio invests under normal market conditions. To the extent a portfolio assumes a temporary investment position, it may not achieve its investment objective. For more detailed information on each portfolio's temporary defensive positions, please refer to the Statement of Additional Information.

PORTFOLIO   Before investing in a portfolio, you should review its
TURNOVER    portfolio turnover rate for an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

            Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period. The portfolio turnover rates for each portfolio are presented in "Financial Highlights" in this prospectus.

LEGAL COUNSEL Sutherland Asbill & Brennan LLP, 1275 Pennsylvania
            Avenue, N.W., Washington, D.C. 20004-2404 serves as counsel to the GCG Trust.

INDEPENDENT Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116-
AUDITORS    5072 serves as independent auditors of the GCG Trust.

YEAR 2000   Based on a study of its computer software systems and
            hardware, DSI, in conjunction with an affiliate, Golden
            American, have determined their exposure to the year 2000 change of the century date issue. Some of these systems support certain trust operations. The Adviser believes its and Golden American's systems are or will be substantially compliant by year 2000 and has engaged external consultants to validate this assumption. The
            Adviser is in contact with the GCG Trust's portfolio managers and third party vendors to ensure that their systems will be substantially compliant by year 2000. To the extent these portfolio managers and third parties would be unable to transact business in the year 2000 and thereafter, the GCG Trust's operations could be adversely affected.

  TO  OBTAIN
  MORE
  INFORMATION

                 Two documents are available that offer further information on the portfolios:

                 ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS.  The
                 GCG Trust's annual reports include a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during the last fiscal year.

                 STATEMENT OF ADDITIONAL INFORMATION.  The
                 Statement of Additional Information contains additional information about the portfolios. A current Statement of Additional Information has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

                 To obtain a free copy of these documents or to make inquiries about the portfolios, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov).

                 Information about the GCG Trust can be reviewed and copied at the SEC's Public Reference Room. Information about its operation may be obtained by calling 1-800-SEC-0330. You may obtain copies of reports and other information about the GCG Trust, for payment of a duplication fee, by writing to Public Reference Section of the Commission, Washington, D.C. 20549-6009.



















              GOLDEN AMERICAN LIFE INSURANCE COMPANY
GOLDEN AMERICAN LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED
                      IN WILMINGTON, DELAWARE

   G3059   ___/99                                           811-5629

                          PROSPECTUS #2
                       MARKET MANAGER SERIES

THE  GCG  TRUST

PROSPECTUS
___________ ____, 1999





MARKET  MANAGER  SERIES






























THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
FOR THE SEPARATE ACCOUNT.  BOTH PROSPECTUSES SHOULD BE READ
CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

-------------------------------------------------------------------------
                           TABLE OF CONTENTS
-------------------------------------------------------------------------

                                                              PAGE

     INTRODUCTION ..........................................
      Investing Through Your Variable Contract .............
      Why Reading This Prospectus is Important .............
      Non-Principal Investments and Strategies .............
      Temporary Defensive Positions ........................
      Additional Information about the Portfolio ...........
      Performance Information ..............................
      Description of Market Indices ........................
      The Year 2000 ........................................

     THE PORTFOLIO AT A GLANCE .............................

     FINANCIAL HIGHLIGHTS ..................................

     DESCRIPTION OF THE PORTFOLIO ..........................

     MANAGEMENT OF THE TRUST ...............................
      The Adviser ..........................................
      Portfolio Manager ....................................
      Distributor ..........................................
      Expenses .............................................
      Portfolio Transactions ...............................

     SHARE PRICE ...........................................

     TAXES AND DISTRIBUTION ................................

     MORE INFORMATION ......................................
      Additional Investment Strategies .....................
      Portfolio Turnover ...................................
      Legal Counsel ........................................
      Independent Auditors .................................
      Year 2000 ............................................



AN INVESTMENT IN THE MARKET MANAGER PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

-------------------------------------------------------------------------
                             INTRODUCTION
-------------------------------------------------------------------------
[Section is in two-column format.]


INVESTING THROUGH YOUR VARIABLE CONTRACT
Shares of the Market Manager Portfolio of the GCG Trust currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies as funding choices for variable annuity contracts ("Variable Contracts"). Assets in the Separate Account are invested in shares of the Portfolio based on your allocation instructions. You do not deal directly with the Portfolio to purchase or redeem shares. The accompanying Separate Account prospectus describes your rights as a Variable Contract owner.

WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, risks and strategy of the Portfolio. Reading the prospectus will help you to decide whether the Portfolio is the right investment for you. We suggest that you keep this prospectus and the prospectus for the Separate Account for future reference.

NON-PRINCIPAL INVESTMENTS AND STRATEGIES
This prospectus does not describe non-principal investments and strategies which are available to, but are not the principal focus of, the Portfolio. The types of investments and strategies are identified and discussed, together with their limitations and risks, in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS
This prospectus does not describe temporary defensive positions. The Portfolio may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO
The Statement of Additional Information (dated ________ __, 1999) about the Portfolio is made a part of this prospectus. It contains other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or visiting the Securities and Exchange Commission's website (www.sec.gov).

PERFORMANCE INFORMATION
The performance information presented for the Portfolio does not include insurance-related charges. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

THE YEAR 2000
The Trust could be adversely affected if the computer systems used by the Trust's investment adviser and the Trust's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The Trust's investment adviser and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Trust invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the Trust's investments and its share.

AN INVESTMENT IN THE MARKET MANAGER PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

-------------------------------------------------------------------------
                     PORTFOLIO  AT  A  GLANCE
-------------------------------------------------------------------------


MARKET  MANAGER  PORTFOLIO

INVESTMENT  Favorable equity market performance and at the same
OBJECTIVE   time preserve capital (without taking into account
            expenses) for investments in the Portfolio held until the Target Maturity Date of March 6, 2001.

PRINCIPAL
INVESTMENT  The Portfolio seeks to return the following to its
STRATEGY    shareholders on the Target Maturity Date:

               o  the principal amount invested in the Portfolio
                  (without regard to expenses)

               o a percentage of the price appreciation from the Portfolio's Investment Start Date through the Target Maturity Date on common stocks that are publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500) and other indexes of publicly traded common stocks of large and mid-cap companies.

            The Portfolio allocates its assets among the following two types of investments:

               o over-the-counter call options of the S&P 500 and other indexes of publicly traded common stocks of large and mid-cap companies

               o zero coupon bonds issued by the U.S. Government, and its agencies and instrumentalities and by private issuers which are rated A or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation ("S&P)

            The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earning of the issuer.

            This is a limited offering. The Portfolio will no longer accept investments in the Portfolio as of March 3, 1995.

PRINCIPAL   Like all funds, an investment in the Portfolio involves
RISKS       risk.  Investment in the Portfolio is not insured against
            loss of principal. We cannot assure that the Portfolio will achieve its investment objective. Investing in shares of the Portfolio should not be considered a complete investment program. The share value of the Portfolio will rise and fall.

            An investment in the Portfolio is subject to the following principal risks described under "Description of the Portfolio":

                    o  MANAGER RISK         o  MARKET AND COMPANY RISK

               Risks Related to Coupon Bond Investing:

                    o  INTEREST RATE RISK   o  CREDIT RISK.

               Risks Related to OTC Call Options:

                    o  CREDITWORTHINESS OF DEALER

                    o  Investment Concentration in the Securities
                       Industry

            Because of these risks, your investment could lose or not make any money.

-------------------------------------------------------------------------
               PORTFOLIO  AT  A  GLANCE (CONTINUED)
-------------------------------------------------------------------------


PERFORMANCE The value of your share in the Portfolio will fluctuate depending on the investment performance of the Portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market indices. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[[Performance Bar Chart Follows:]


                      MARKET MANAGER -- ANNUAL TOTAL RETURN

Year     1994    1995    1996    1997    1998
         0.44%   24.33%  19.40%  33.82%   [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR  1/14/94 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  S&P 500                                        |  |    WORST QUARTER   |
   |  S&P Midcap 400 Index                           |  |--------------------|
   |  Russell Midcap                                 |  |                    |
   |                                                 |  |  ________ XX, 19XX |
   |                                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            The Portfolio commenced operations in November, 1994.
            The average annual total return for year 1994 as shown is not annualized.

            ING Investment Management, LLC has managed the Portfolio since January 2, 1998. From March 3, 1997 to January 1, 1998, Equitable Investment Services, Inc., an affiliate of ING, managed the Portfolio. Prior to that date, the Portfolio was managed by other portfolio managers.

-------------------------------------------------------------------------
                         FINANCIAL  HIGHLIGHTS
-------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the Portfolio's financial performance for the past 5 years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, are included in the annual report, which is available upon request.


                                           MARKET MANAGER PORTFOLIO **
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97# 12/31/96  12/31/95  12/31/94*
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $13.22    $12.03    $10.02    $10.00
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income(Loss)                       0.36      0.46      0.37      0.02
 Net Realized and Unrealized
    Gain(Loss) on Investments                      4.11      1.89      2.06      0.02
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 4.47      2.35      2.43      0.04
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             (0.36)    (0.46)    (0.37)    (0.02)
 Distributions from Capital Gains                 (0.86)    (0.70)    (0.05)       --
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                             (1.22)    (1.16)    (0.42)    (0.02)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $16.47    $13.22    $12.03    $10.02
=======================================================================================
TOTAL RETURN                                      33.82%    19.40%    24.33%     0.44%++
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)   $         $6,791    $5,585    $5,952    $2,754
Ratio of Operating Expenses to
    Average Net Assets                             1.01%     1.02%     0.89%       --
 Decrease Reflected in Above
 Expense Ratio Due to
 Expense Limitations                                 --        --      0.13%
0.13%++
Ratio of Net Investment Income
    to Average Net Assets                          2.19%     3.06%     3.42%     0.65%
Portfolio Turnover Rate                              --        --      5.00%       --
---------------------------------------------------------------------------------------

 *  The Market Manager Portfolio commenced operations on November 14,
    1994.
 ** On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Series. From March 3, 1997 to January 1, 1998, Equitable Investment Services, Inc., and affiliate of IIM, was the Portfolio Manager of the Series. Prior to March 3, 1997, the Series had been advised by other Portfolio Managers.
 +  Annualized
 ++ Non-annualized

-------------------------------------------------------------------------
                    DESCRIPTION  OF  THE  PORTFOLIO
-------------------------------------------------------------------------

MARKET  MANAGER  PORTFOLIO

PORTFOLIO
MANAGER     ING Investment Management, LLC

INVESTMENT  Favorable equity market performance and at the same time
OBJECTIVE   preserve capital (without taking into account expenses)
            for investments in the Portfolio held until the Target
            Maturity Date of March 6, 2001.

PRINCIPAL
INVESTMENT  The Portfolio seeks to return the following to its
STRATEGY    shareholders on the Target Maturity Date:

               o  the principal amount invested in the Portfolio
                  (without regard to expenses)

               o a percentage of the price appreciation from the Portfolio's Investment State Date through the Target Maturity Date on common stocks that are publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") and other indexes of publicly traded common stocks of large and mid-cap companies.

            There are two components of the Portfolio's investment objective: (1) seeking favorable equity market performance, and (2) seeking preservation of capital. The Portfolio Manager allocates the assets of the Portfolio among the investments described below:

               o FAVORABLE EQUITY PERFORMANCE. The Portfolio seeks favorable equity market performance by purchasing over-the-counter call options on the S&P 500 and other indexes of publicly traded common stocks of large and mid-cap companies. An index of publicly traded common stocks will generally be considered an index of large and mid-cap companies if the companies represented in the index have a median market capitalization of at least $300 million.

                  The call options into which the Portfolio will enter will be negotiated on behalf of the Portfolio by the Portfolio Manager in an attempt to provide the Portfolio with the right to receive a percentage of the price appreciation on the stocks included in the indexes for all or a portion of the period from the Investment Start Date through the Target Maturity Date. The price appreciation on the S&P 500 and other indexes does not include the value of dividends paid by in the indexes. The Portfolio Manager has advised the Trust that it initially intends to invest as of the Investment Start Date in call options on the S&P 500 and in call options on up to two other equity indexes, and that these options would give the Portfolio the right to receive approximately 110%- 118% of the price appreciation of a composite of these indices from the Investment Start Date through the Target Maturity Date, based upon the expected weighting of the Portfolio's relative positions in call options on these indices.

            The Portfolio will initially invest on or about the Investment Start Date between 25% and 45% of the Portfolio's assets in call options on equity indexes. If at the option's maturity or when the Portfolio seeks to close out the option there is no price appreciation on the S&P 500 or another index with respect to which the Portfolio holds a call option, the Portfolio will not benefit from the investment and will lose its investment in the option. The Portfolio will seek to enter into call options that provide an absolute right for the Portfolio to cause the issuing dealer to repurchase the call at any time.

            PRESERVATION OF CAPITAL. The Portfolio will seek to preserve capital (without regard to expenses) by investing a portion of its assets in zero coupon bonds issued by the U.S. Government and its agencies and instrumentalities and by private issuers which, at the time of investment, are rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or, if not rated, are of a comparable quality as determined by the Portfolio Manager. The Portfolio will usually invest in zero coupon bonds with a maturity date on or close to the Target Maturity Date, so the length to maturity of the fixed income securities held by the Portfolio can be expected to decrease as the Portfolio nears its Target Maturity Date. The Portfolio may hold any or all of the zero coupon bonds in which it invests until their maturity date or until or close to the Portfolio's Target Maturity Date, although, alternatively, the Portfolio may dispose of one or more of such bonds prior to this time if deemed by the Portfolio Manager in its sole discretion to be in the Portfolio's best interests or to be necessary or appropriate under applicable law.

            This strategy for pursuit of preservation of capital does not take into account expenses of the Portfolio so that if the Portfolio Manager is successful in its strategy, an investor in the Portfolio cannot be assured that the value of his or her investment as of the Target Maturity Date will equal the value of the investment as of the Investment Start Date. Similarly, the strategy for pursuit of preservation of capital does not take into account any expenses of the Variable Contracts whose proceeds are invested in the Portfolios. The purchaser of a Variable Contract would pay the expenses of the Variable Contract, which could further detract from the value of a Variable Contract Owner's investment as of the Target Maturity Date. For more information on expenses under the Variable Contract, see the Variable Contract prospectus.

            OFFERING PERIOD. The Commencement Date is November 14, 1994. The Portfolio will be offered from the Commencement Date through March 3, 1995. This period is referred to as the Offering Period. The Investment Start Date is March 6, 1995.

            The Portfolio will cease issuing new shares at the end of the Offering Period (other than shares of the Portfolio issued in connection with reinvestment of the Portfolio's dividends and distributions). However, it is anticipated that other series with substantially similar investment objectives and policies may be offered in the future.

            TARGET MATURITY DATE. The Target Maturity Date of the Portfolio is March 6, 2001. On or about this date, the Portfolio will be converted to cash (after deduction of any unpaid Portfolio expenses). The proceeds will be available for reinvestment in other investment options available for annuity contracts, according to the allocation instructions received from Golden American.
            It is anticipated that Golden American will ask owners of the annuity contracts whose proceeds are invested in the Portfolio to choose their desired allocation. If no instructions are given, liquidation proceeds will be invested automatically in a series substantially similar to the Portfolio, if any is being offered at the time, and if not, to the Liquid Asset Series of the Trust.

PRINCIPAL   Like all funds, an investment in the Portfolio involves
RISKS       risk.  Investment in the Portfolio is not insured against
            loss of principal. We cannot assure that the Portfolio will achieve its investment objective. Investing in shares of the Portfolio should not be considered a complete investment program. The share value of the Portfolio will rise and fall.

            An investment in the Portfolio is subject to the following principal risks:

                    o MANAGER RISK. The Portfolio Manager may do a mediocre or poor job in selecting securities.

                    o MARKET AND COMPANY RISK. The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

               Risks Related to Coupon Bond Investing:

                    o  INTEREST RATE RISK.  The value of debt
                       instruments generally rises and falls inversely with interest rate. Therefore, bond prices overall will decline over short or even extended periods due to rising interest rates. Further, changes in value in response to changing interest rates may be more pronounced in zero coupon bonds than in interest-bearing bonds having the same maturity.

                    o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results.

               Risks Related to OTC Call Options:

                    o CREDITWORTHINESS OF DEALER. Under the terms of the over-the-counter call options that will be acquired by the Portfolio, the Portfolio must look to the issuing dealer to repurchase the option and for payment upon exercise. Thus, it is likely that the Portfolio will be subject to the creditworthiness of the dealers throughout the Target Maturity Date. Nonperformance by a dealer as a result of insolvency or otherwise may result in material losses to the Portfolio.

                    o  CONCENTRATION IN THE SECURITIES INDUSTRY.
                       Since at least 25% of the Portfolio will be invested in over-the-counter options, the Portfolio might be deemed to have concentrated its investments in issuers in the securities industry. The concentration of the Portfolio's assets in firms in the securities industry will cause the Portfolio to have greater exposure to risks associated with the securities industry in general.

            Because of these risks, your investment could lose or not make any money.

MORE ON THE ING Investment Management, LLC (or investment advisors
PORTFOLIO   acquired by ING Investment Management) has managed the
MANAGER     Portfolio since March, 1997.  ING  Investment Management
            is engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients possessing portfolios, which, as of December 31, 1998, were valued at approximately $27.6 billion.  The address of ING Investment Management is 5780
            Powers Ferry Road, N.W., Suite 300, Atlanta, Georgia
            30327.  ING Investment Management is a subsidiary of ING
            Groep N.V. and is affiliated with Directed Services, Inc.

            The following person at ING Investment Management is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Name and Recent Business Experience
            ----                    -----------------------------------

            Robert F. Bowman        Senior Portfolio Manager

                                    Mr. Bowman has been employed by the
                                    Portfolio Manager as a Managing Director since January 2, 1998. Prior to that he served as the Portfolio's portfolio manager while working for Equitable Investment Services, Inc. ("EISI"). He joined EISI as Executive Vice President in 1986, and has over 18 years of direct investment experience.

-------------------------------------------------------------------------
                      MANAGEMENT  OF  THE  TRUST
-------------------------------------------------------------------------

THE ADVISER Directed Services, Inc. ("DSI") is the overall adviser to the GCG Trust. The Trust is an open-end management investment company organized as a Massachusetts business trust. DSI is a New York corporation and is a wholly owned subsidiary of ING Groep N.V. ("ING"). DSI is registered with the SEC as an investment adviser and a broker-dealer. DSI is the principal underwriter and distributor of the Variable Contracts that Golden American Life Insurance Company ("Golden American") issues. Golden American is a stock life insurance company organized under the laws of the State of Delaware and a subsidiary of ING.

            The Trust pays DSI, as adviser, for its services a quarterly fee at the annual rate of 1.0% of the value of the average daily net assets of the Portfolio. The Trust pays DSI, adviser to the manager, for management services a quarterly fee equal to an annual rate of 1.0% of the average daily net assets of the Portfolio.
            The Trust is distinct in that the expense structure of the Portfolio is simpler and more predictable than most mutual funds. Many of the ordinary expenses for the Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal expenses are paid by DSI, whereas most mutual funds pay for these expenses directly from their own assets.

            As adviser, DSI is responsible, subject to the supervision of the Board of Trustees, for providing administrative and other services necessary for the ordinary operation of the Portfolio in addition to advisory services. DSI, as adviser, provides the overall business management and administrative services necessary for the Portfolio's operation and provides or procures the services and information necessary to the proper conduct of the business of the Portfolio. DSI is responsible for providing or procuring, at its own expense, the services reasonably necessary for the ordinary operation of the Portfolio. DSI is also responsible for ensuring that the Portfolio operate in compliance with applicable legal requirements and for monitoring the Portfolio Manager for compliance with requirements under applicable law and the their investment policies and restrictions of the Portfolio. DSI does not bear the expense of brokerage fees and other transaction expenses for securities or other asset, taxes, if any, paid by the Portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

PORTFOLIO   DSI and the Trust have retained an affiliate, ING
MANAGER     Investment Management, LLC ("ING") to manage the assets
            of the Portfolio. As Portfolio Manager, ING Investment makes all determinations on the investment of the Portfolio's assets consistent with the investment objectives, policies, and restrictions of the Portfolio. ING is compensated by DSI. DSI pays ING a fee, payable monthly, based on the average daily net assets of the Portfolio at the annual rate of 0.50%. See
            "Description of the Portfolio -- More on the Portfolio
            Manager."

DISTRIBUTOR DSI acts as distributor of shares of the Portfolio, in addition to serving as manager to the Trust. As distributor, DSI is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., and acts as distributor without remuneration from the Trust.

EXPENSES DSI, as manager, bears the expenses of the ordinary operations of the Portfolio. The Trust bears the expense of taxes (if any) paid by the Portfolio, the fees and expense of its independent trustees, any extraordinary expense, such as any litigation or indemnification expenses, as well as other expenses as described under "Management of the Trust." Any such Trust expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated among all the portfolios of the Trust. For the fiscal year ended December 31, 1998, total Portfolio expenses (net of fee waiver) were ____ of the Portfolio's net assets.

PORTFOLIO   Shares of the Portfolio may be offered for purchase by
TRANSACTIONS separate accounts of Golden American to serve as an investment medium for the Variable Contracts issued by the insurer. Shares of the Portfolio will be sold during the Offering Period at the net asset value
            (without a sales charge) next computed after receipt of a purchase order by Golden American. Shares will not be available after the Offering Periods (other than for reinvestment of any dividends and distributions).

            Shares of the Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The Trust may suspend the right of redemption or postpone the payment date beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading is restricted.

            Shares of the Portfolio may be exchanged for shares of any other portfolio of the Trust, other than The Fund For Life, at any time. Exchanges of shares of other portfolios of the Trust into the Portfolio will only be permitted during the Offering Period. Exchanges are treated as a redemption of shares of one portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective net asset values per shares of each portfolio on the date of the exchange.

            The Portfolio will be managed to achieve its investment object as of the Target Maturity Date, and is intended for investors who desire to maintain their holding in the Portfolio for the duration of the Portfolio through the Target Maturity Date. Variable Contract Owners who withdraw their interest earlier may be subject to a greater risk that the Portfolio will not achieve its investment objective and to the risk that the assets in which the Portfolio will invest have not yet reached their full potential return.


-------------------------------------------------------------------------
                             SHARE  PRICE
-------------------------------------------------------------------------

NET ASSET   The net asset value per share of the Portfolio is
VALUE       calculated at or about 4:00 p.m. (New York City time),
            Monday through Friday, on each day that the New York
            Stock Exchange is open for trading, exclusive of federal holidays. Net asset value per share is calculated by dividing the aggregate value of the Fund's assets less all liabilities by the number of the Portfolio's outstanding shares.

            The assets of the Portfolio consist primarily of the mutual funds, which are valued at their respective net asset values under the 1940 Act. Each mutual fund is required to value securities in its portfolio for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying fund. Money market funds with portfolio securities that mature in one year or less may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost, which approximates market value.

            Other assets of the Portfolio are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Board of Trustees. Securities having 60 days or less remaining to maturity are valued at their amortized cost.


-------------------------------------------------------------------------
                       TAXES  AND  DISTRIBUTION
-------------------------------------------------------------------------

            The GCG Trust pays net investment income, if any, on your shares of each Portfolio annually. Any net realized long-term capital gains for the Portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. We will automatically reinvest any distributions made by the Portfolio in additional shares of that Portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by the Portfolio will reduce the per share net asset value by the per share amount paid.

            The Portfolio has qualified and expect to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Portfolio is generally not subject to Federal income tax on the part of their investment company taxable income (including any net capital gains) which they distribute to shareholders. It is the Portfolio's intention to distribute all such income and gains.

            Shares of the Portfolio are offered to the Separate Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. Under current tax law, your gains under your Contract are taxed only when you take them out. Contract purchasers should review the Contract prospectus for a discussion of the tax treatment applicable to holders of the Contracts.

            The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolio. You are urged to consult with your tax advisor for more detailed information regarding taxes applicable to the Contracts and the holders thereof.


-------------------------------------------------------------------------
                           MORE  INFORMATION
-------------------------------------------------------------------------

ADDITIONAL The description of the Portfolio in this prospectus does INVESTMENT not describe all of the non-principal investments, STRATEGIES techniques and strategies the Portfolio may use to achieve its investment objective. The Portfolio is not obligated to use any of these techniques or strategies at any given time or under any particular economic condition. For further information on these investments, techniques and strategies, please refer to the Statement of Additional Information.

            The Portfolio may take temporary defensive positions inconsistent with their respective investment policies to adjust their investment exposure during uncertain periods, such as periods when the portfolio manager determines that adverse market, economic, political or other conditions exist. These positions generally involve investing in a manner different than that in which the portfolio invests under normal market conditions. To the extent the Portfolio assumes a temporary investment position, it may not achieve its investment objective. For more detailed information on the Portfolio's temporary defensive positions, please refer to the Statement of Additional Information.

PORTFOLIO   Before investing in the Portfolio, you should review its
TURNOVER    portfolio turnover rate for an indication of the
            potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

            Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period. The portfolio turnover rate for the Portfolio is presented in "Financial Highlights" in this prospectus.

LEGAL COUNSEL Sutherland Asbill & Brennan LLP, 1275 Pennsylvania
            Avenue, N.W., Washington, D.C. 20004-2404 serves as counsel to the GCG Trust.

INDEPENDENT Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116-
AUDITORS    5072 serves as independent auditors of the GCG Trust.

YEAR 2000   Based on a study of its computer software systems and
            hardware, DSI, in conjunction with an affiliate, Golden
            American, have determined their exposure to the year 2000 change of the century date issue. Some of these systems support certain trust operations. The Adviser believes its and Golden American's systems are or will be substantially compliant by year 2000 and has engaged external consultants to validate this assumption. The
            Adviser is in contact with the GCG Trust's third party vendors to ensure that their systems will be substantially compliant by year 2000. To the extent these third parties would be unable to transact business in the year 2000 and thereafter, the GCG Trust's operations could be adversely affected.

  TO  OBTAIN
  MORE
  INFORMATION

                 Two documents are available that offer further information on the Portfolio:

                 ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS. The annual report of the Trust include a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year.

                 STATEMENT OF ADDITIONAL INFORMATION.  The
                 Statement of Additional Information contains additional information about the Portfolio. A current Statement of Additional Information has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

                 To obtain a free copy of these documents or to make inquiries about the Portfolio, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov).

                 Information about the GCG Trust can be reviewed and copied at the SEC's Public Reference Room. Information about its operation may be obtained by calling 1-800-SEC-0330. You may obtain copies of reports and other information about the GCG Trust, for payment of a duplication fee, by writing to Public Reference Section of the Commission, Washington, D.C. 20549-6009.



















              GOLDEN AMERICAN LIFE INSURANCE COMPANY
GOLDEN AMERICAN LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED
                      IN WILMINGTON, DELAWARE

     G_______/99                                               811-5629

                             SAI #1
                          THE GCG TRUST

                              THE GCG TRUST



                           1001 Jefferson Street
                           Wilmington, DE  19801
                             (800) 366-0066



                   Statement of Additional Information




         The date of this Statement of Additional Information is
                               May 1, 1999




This Statement of Additional Information discusses twenty-three portfolios (the "Portfolios") of The GCG Trust (the "Trust"), which is an open-end management investment company. The Portfolios described herein are as follows: the Equity Income Portfolio; the Fully Managed Portfolio; the Limited Maturity Bond Portfolio; the Hard Assets Portfolio; the Real Estate Portfolio; the All-Growth Portfolio; the Capital Appreciation Portfolio; the Rising Dividends Portfolio; the Emerging Markets Portfolio; the Value Equity Portfolio; the Strategic Equity Portfolio; the Small Cap Portfolio; the Managed Global Portfolio; the Liquid Asset Portfolio; the Mid-Cap Growth Portfolio; the Research Portfolio; the Total Return Portfolio; the Growth & Income Portfolio; the Growth Portfolio; the Global Fixed Income Portfolio; the Growth Opportunities Portfolio; the Developing World Portfolio and the Market Manager Portfolio. The Portfolios' Manager is Directed Services, Inc. (the "Manager").

This Statement of Additional Information is intended to supplement the information provided to investors in the Prospectus of The GCG Trust dated May 1, 1999 (which pertains to all Portfolios other than the Market Manager Portfolio) and the Prospectus of the Market Manager Portfolio dated May 1, 1999. The Prospectuses have been filed with the Securities and Exchange Commission as part of the Trust's Registration Statement.

Investors should note, however, that this Statement of Additional Information is not itself a prospectus and should be read carefully in conjunction with the Prospectuses and retained for future reference. The contents of this Statement of Additional Information are incorporated by reference in the Prospectuses in their entirety. A copy of either Prospectus may be obtained free of charge from the Trust at the address and telephone number listed above.


MANAGER:
DIRECTED SERVICES, INC.
(800) 447-3644

                            TABLE OF CONTENTS
                                                                     Page
INTRODUCTION........................................................   1

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES.................   1
  U.S. Government Securities........................................   1
  Debt Securities...................................................   1
  High Yield Bonds..................................................   2
  Brady Bonds.......................................................   3
  Sovereign Debt....................................................   4
  Mortgage-Backed Securities........................................   5
     GNMA Certificates..............................................   5
     FNMA and FHLMC Mortgage-Backed Obligations.....................   5
     Collateralized Mortgage Obligations (CMOs).....................   6
     Other Mortgage-Backed Securities...............................   6
  Other Asset-Backed Securities.....................................   7
  Variable and Floating Rate Securities.............................   8
  Banking Industry and Savings Industry Obligations.................   8
  Commercial Paper..................................................   9
  Repurchase Agreements.............................................  10
  Reverse Repurchase Agreements.....................................  11
  Lending Portfolio Securities......................................  11
  Other Investment Companies........................................  11
  Short Sales.......................................................  12
  Short Sales Against the Box.......................................  12
  Futures Contracts and Options on Futures Contracts................  12
     General Description of Futures Contracts.......................  12
     Interest Rate Futures Contracts................................  12
     Options on Futures Contracts...................................  13
     Stock Index Futures Contracts..................................  13
     Investment in Gold and Other Precious Metals...................  14
     Gold Futures Contracts.........................................  14
     Limitations....................................................  15
  Options on Securities and Securities Indexes......................  16
     Purchasing Options on Securities...............................  16
     Risks of Options Transactions..................................  16
     Writing Covered Call and Secured Put Options...................  17
     Options on Securities Indexes..................................  17
     Over-the-Counter Options.......................................  18
     General........................................................  18
  Risks Associated with Futures and Futures Options.................  18
  When-Issued or Delayed Delivery Securities........................  20
  Foreign Securities................................................  20
  Foreign Currency Transactions.....................................  22
  Options on Foreign Currencies.....................................  23
  Common Stock and Other Equity Securities .........................  23
  Convertible Securities............................................  23
  Currency Management...............................................  24
  Hybrid Investments................................................  24
  Dollar Roll Transactions..........................................  25
  Equity and Debt Securities Issued or Guaranteed by
    Supranational Organizations.....................................  26
  Exchange Rate Related Securities..................................  26
  Geographical and Industry Concentration...........................  27
  Illiquid Securities...............................................  27

                                   i

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

  Restricted Securities.............................................  27
  Lease Obligation Bonds............................................  27
  Borrowing.........................................................  28
  Hard Asset Securities.............................................  28
  Real Estate Securities............................................  28
  Swaps.............................................................  29
  Zero-Coupon Bonds.................................................  29
  Small Companies...................................................  29
  Strategic Transactions............................................  30
  Lending of Portfolio Securities...................................  31
  Special Situations................................................  31
  Warrants..........................................................  31

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS...............  32
  Equity Income Portfolio...........................................  32
  Fully Managed Portfolio............................................ 32
  Limited Maturity Bond Portfolio...................................  33
  Hard Assets Portfolio.............................................  34
  Real Estate Portfolio.............................................  36
  All-Growth Portfolio..............................................  37
  Rising Dividend Portfolio.........................................  37
  Emerging Market Portfolio.........................................  38
  Value Equity Portfolio............................................  39
  Strategic Equity Portfolio........................................  40
  Capital Appreciation Portfolio....................................  40
  Small Cap Portfolio...............................................  41
  Managed Global Portfolio..........................................  42
  Growth Opportunities Portfolio....................................  43
  Developing World Portfolio........................................  43
  Mid-Cap Growth Portfolio..........................................  44
  Research Portfolio................................................  45
  Total Return Portfolio............................................  45
  Growth & Income Portfolio.........................................  46
  Growth Portfolio..................................................  47
  Global Fixed Income Portfolio.....................................  48
  Liquid Asset Portfolio............................................  49

INVESTMENT RESTRICTIONS.............................................  49
  Fundamental Investment Restrictions
     For the Equity Income Portfolio, the Fully Managed
      Portfolio, the Limited Maturity Bond Portfolio, the Hard
      Assets Portfolio, the Real Estate Portfolio, the All-Growth Portfolio, the Capital Appreciation Portfolio, the
     Rising Dividends Portfolio, the Emerging Markets Portfolio,
      the Value Equity Portfolio, the Strategic Equity Portfolio,
      the Small Cap Portfolio, the Managed Global Portfolio, the
      Market Manager Portfolio and the Liquid Asset Portfolio.......  49
     For the Total Return Portfolio, Research Portfolio, Mid-Cap
      Growth Portfolio and Global Fixed Income Portfolio............  52
     For the Growth Portfolio.......................................  53
     For the Growth & Income Portfolio..............................  54
     For the Growth Opportunities and Developing World Portfolio....  54
  Non-Fundamental Investment Restrictions...........................  56
     For the Rising Dividends Portfolio, Emerging Markets Portfolio, Value Equity Portfolio, Strategic Equity Portfolio, Small Cap
      Portfolio, Managed Global Portfolio and Market Manager
      Portfolio.....................................................  56

                                   ii

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

     For the Managed Global Portfolio...............................  56
     For the Total Return Portfolio, Research Portfolio, Mid-Cap
      Growth Portfolio and Global Fixed Income Portfolio............  56
     For the Growth Portfolio.......................................  56
     For the Growth & Income Portfolio..............................  57
     For the Growth Opportunities and Developing World Portfolio....  58

MANAGEMENT OF THE TRUST.............................................  58
  The Management Agreement..........................................  62
  Portfolio Managers................................................  64
  Distribution of Trust Shares......................................  65
  Purchases and Redemptions.........................................  65

PORTFOLIO TRANSACTIONS AND BROKERAGE................................  65
  Investment Decisions..............................................  65
  Brokerage and Research Services...................................  66

NET ASSET VALUE.....................................................  68

PERFORMANCE INFORMATION.............................................  69

TAXES...............................................................  71

OTHER INFORMATION...................................................  73
  Capitalization....................................................  73
  Voting Rights.....................................................  73
  Custodian and Other Service Providers.............................  74
  Independent Auditors..............................................  74
  Counsel...........................................................  74
  Registration Statement............................................  74
  Financial Statements..............................................  74


APPENDIX 1: Description of Bond Ratings.............................  A-1

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                              INTRODUCTION

   This Statement of Additional Information is designed to elaborate upon information contained in the Prospectuses for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended solely for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolio's securities and some investment techniques. Some of the Portfolio's investment techniques are described only in the Prospectuses and are not repeated herein. Captions and defined terms in this Statement of Additional Information generally correspond to like captions and terms in the Portfolios' Prospectuses. Terms not defined herein will have the meanings given them in the Prospectuses.


           DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

   U.S. Government securities are obligations of, or are guaranteed by, the U.S. Government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. Government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. Government is obligated to or guarantees to pay them in full.

   Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

   Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. Government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

DEBT SECURITIES

   Certain Portfolios may invest in debt securities, as stated in the Portfolios' investment objectives and policies in the Prospectus or in this Statement of Additional Information. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Group ("Standard & Poor's") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by the Portfolio Manager.

   The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the

                                   1
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

securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

   New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

   Many securities of foreign issuers are not rated by Moody's or Standard and Poor's; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Manager.

HIGH YIELD BONDS

   "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa or BBB, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

   Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

   High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate

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


changes, and therefore
tend to be more volatile than securities which pay interest periodically and in cash.

   The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

   There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.
BRADY BONDS

   "Brady Bonds," are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. Government securities and are considered speculative. Brady Plan debt restructuring have been implemented to date in several countries, including Mexico, Venezuela, Argentina, Uruguay, Costa Rica, Bulgaria, the Dominican Republic, Jordan, Nigeria, Bolivia, Ecuador, Niger, Brazil, Peru, Panama, Poland and the Philippines (collectively, the "Brady Countries"). It is expected that other countries will undertake a Brady Plan debt restructuring in the future. Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

   U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

   Certain Brady Bonds are entitled to "value payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

   Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or

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


12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

   Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

SOVEREIGN DEBT

   Debt obligations known as "Sovereign debt" are obligations of governmental issuers in emerging market countries and industrialized countries. Some Portfolios may invest in obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, which, at the time of investment, are rated A or better by Standard & Poor's or Moody's or, if not rated by Standard & Poor's or Moody's, determined by the Portfolio Manager to be of equivalent quality.

   Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. A governmental entity's willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government's dependence on expected disbursements from third parties, the government's policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign government debt securities in which the Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

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MORTGAGE-BACKED SECURITIES

   GNMA CERTIFICATES. Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book- entry form and should not be subject to the risk of delays in timely payment of income.

   Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.
Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

   FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. Government.

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   FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

   CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

   In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest.
Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

   OTHER MORTGAGE-BACKED SECURITIES. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance, guarantees, and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio' investment quality standards.

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

There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.


   Some Portfolios may buy mortgage-backed securities without insurance or guarantees, if the Portfolio Manager determines that the securities meet a Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-backed securities or any other assets which, in the opinion of the Portfolio Manager, are illiquid if, as a result, the Portfolio will exceed its illiquidity cap. As new types of mortgage-backed securities are developed and offered to investors, the Portfolio Manager will, consistent with a Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-backed securities.

   It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Portfolios.
OTHER ASSET-BACKED SECURITIES

   Asset-backed securities (unrelated to mortgage loans) are securities such as "CARSSM" ("Certificates for Automobile ReceivablesSM") and Credit Card Receivable Securities. The Market Manager Portfolio may not invest in these securities.

   CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are "passed-through" monthly to certificate holders, and are guaranteed up to certain amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return certificate holders. Certificate holders may also experience delays in payment or losses on CARSSM if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage, or loss of the vehicles securing the contracts, or other factors.

   If consistent with its investment objective and policies, a Portfolio may invest in "Credit Card Receivable Securities." Credit Card Receivable Securities are asset-backed securities backed by receivables from revolving credit card agreements. Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying Accounts during the initial period and the non-occurrence of specified events. The Tax Reform Act of 1986, pursuant to which a taxpayer's ability to deduct consumer interest in his or her federal income tax calculation was completely phased out for taxable years beginning in 1991, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, shortening the expected weighted

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average life of the related Credit Card Receivable Security, and reducing its yield. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could have a similar effect on the weighted average life and yield.

   Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

VARIABLE AND FLOATING RATE SECURITIES

   Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

   Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

   Certain Portfolios may invest in (i) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (ii) certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios may also invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this Statement of Additional Information for further information regarding risks attending investment in foreign securities.

   Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits (i) which are not subject to prepayment or
(ii) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

   Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (i) the possibility that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable

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than comparable obligations of U.S. banks; (iii) a foreign
jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized;
(v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

   Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios, except the Managed Global Portfolio, will not invest in obligations issued by a commercial bank or S&L unless:

    (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

    (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

    (iii) in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

     The Managed Global Portfolio will not invest in obligations issued by a U.S. or foreign commercial bank or S&L unless:

     (i)    the bank or S&L has total assets of at least $10 billion
            (U.S.), or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated; and

     (ii) in the case or a U.S. bank or S&L, its deposits are insured by the FDIC or the SAIF, as the case may be.

COMMERCIAL PAPER

   All of the Portfolios may invest in commercial paper (including variable amount master demand notes), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated AA or better by Moody's or AA or better by Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

   Commercial paper obligations may include variable amount master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount

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under the note at any time up to the
full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper.

   For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.
REPURCHASE AGREEMENTS

   All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

   The Portfolio Manager monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

   A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

   A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation, either 10% or 15% of the net assets of the Portfolio, depending on the Portfolio, on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

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REVERSE REPURCHASE AGREEMENTS

   A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio will maintain a segregated account consisting of cash and/or securities to cover its obligations under reverse repurchase agreements. Under the Investment Company Act of 1940, reverse repurchase agreements may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

LENDING PORTFOLIO SECURITIES

   Some Portfolios may lend portfolio securities to broker-dealers or institutional investors for the purpose of realizing additional income.
A Portfolio will only enter into this transaction if (1) the loan is fully collateralized at all times with U.S. Government securities, cash, or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances, or letters of credit) maintained on a daily marked-to-market basis, in an amount at least equal to the value of the securities loaned; (2) it may at any time call the loan and obtain the return of the securities loaned within five business days; (3) it will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Portfolio. As with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Accordingly, the Portfolio Manager will monitor the value of the collateral, which will be marked-to- market daily, and will monitor the creditworthiness of the borrowers. There is no assurance that a borrower will return any securities loaned; however, as discussed above, a borrower of securities from a Portfolio must maintain with the Portfolio cash or U.S. Government securities equal to at least 100% of the market value of the securities borrowed. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities; however, a Portfolio lending such voting securities may call them if important shareholder meetings are imminent. A Portfolio may only lend portfolio securities to entities that are not affiliated with either the Manager or a Portfolio Manager.

OTHER INVESTMENT COMPANIES

   All Portfolios may invest in shares issued by other investment companies. A Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company, (2) invest more than 5% of the Portfolio's total assets in the investment company, or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company. The Equity Income and Fully Managed Portfolios may, however, invest in shares of the T. Rowe Price Money Market Funds and the Growth Portfolio may invest in shares of Janus' Money Market Funds.

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SHORT SALES

   A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A
Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely.

   The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash or securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to deposit collateral consisting of cash, cash items, or U.S. Government securities in a segregated account with its custodian in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The deposits do not necessarily limit the Portfolio's potential loss on a short sale, which may exceed the entire amount of the collateral.
A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

   A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

   GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

   INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

   The Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities held by the Portfolio. As a hedging strategy a Portfolio might employ, would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the

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futures contract purchased by the
Portfolio or avoided by taking delivery of the debt securities under the futures contract.

   A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

   OPTIONS ON FUTURES CONTRACTS. A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

   The Portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

   STOCK INDEX FUTURES CONTRACTS. A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

   To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

    (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

               (a)     forego possible price appreciation,

               (b) create a situation in which the securities would be difficult to repurchase, or

               (c)     create substantial brokerage commissions;

    (2) when a liquidation of the portfolio has commenced or is contemplated, but there is, in the Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

    (3)     to close out stock index futures purchase transactions.

   Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance

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at a time when
the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

    (1) if the Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in the portfolio, or

    (2)     to close out stock index futures sales transactions.

   INVESTMENT IN GOLD AND OTHER PRECIOUS METALS. Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, each Portfolio intends to manage its metal investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

   Metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins) will not be purchased for their numismatic value. Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Metal investments do not generate interest or dividend income.

   Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

   GOLD FUTURES CONTRACTS. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when the Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. The Portfolio will not engage in these contracts for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

   As long as required by regulatory authorities, each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. The Portfolio's hedging may include sales of

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futures contracts as an offset against the
effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this Statement of Additional Information for a discussion of other strategies involving futures and futures options.

   If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

   A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

   A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

   Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

   LIMITATIONS. When purchasing a futures contract, a Portfolio must maintain with its custodian cash or securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian, cash and/or securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by the Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

   A Portfolio may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities portfolio.

   In compliance with the requirements of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions, the Trust will comply with certain regulations of the CFTC to qualify for an exclusion from being a "commodity pool." The regulations require that the Trust enter into futures and options (1) for "bona fide hedging"

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purposes, without regard to the percentage of assets
committed to initial margin and options premiums, or (2) for other strategies, provided that the aggregate initial margin and premiums required to establish such positions do not exceed 5% of the liquidation value of a Portfolio, after taking into account unrealized profits and unrealized gains on any such contracts entered into.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

   PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.
In addition, the Portfolio would continue to receive interest income on such security.

   A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

   A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPS") and Buy Write Option Unitary Derivatives ("BOUNDS"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

   The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

   There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or

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suspensions
with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

   Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in the Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

   WRITING COVERED CALL AND SECURED PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

   In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

   A Portfolio may write a call or put option only if the option is "covered" or "secured" by the Portfolio holding a position in the underlying securities. This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian, cash and/or securities with a value sufficient to meet its obligation as writer of the option. A put is secured if the Portfolio maintains cash and/or securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

   OPTIONS ON SECURITIES INDEXES. A Portfolio may purchase or sell call and put options on securities indexes also may be for the same purposes as the purchase or sale of options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

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   OVER-THE-COUNTER OPTIONS.  Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio will be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

   The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, the Portfolio intend to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which such Portfolio have in place with such primary dealers will provide that each Portfolio has the absolute right to repurchase any option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-money. A Portfolio will treat all or a part of the formula price as illiquid for purposes of the SEC illiquidity ceiling. Certain Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

   OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if the Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

   GENERAL. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

   The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of the Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in the Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

   There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect the Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could

                                   18
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

result in a loss on both the
hedged securities in a Portfolio and the hedging vehicle so that the Portfolio's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

   There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

   Most Portfolio will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. A Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the Portfolio's total assets.

   Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

   The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

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WHEN-ISSUED OR DELAYED DELIVERY SECURITIES

   All Portfolios except the Market Manager Portfolio may purchase securities on a when issued or delayed delivery basis if the Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued or delayed delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if the Portfolio Manager deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon such sales.

FOREIGN SECURITIES

   Some Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") which are described below. Some Portfolio may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this Statement of Additional Information for further description of these securities.

   Except for the Hard Assets Portfolio, each Portfolio may have no more than 25% of its net assets invested in securities of issuers located in any one emerging market country and no more than 50% of its assets invested in securities of any one country, except that a Portfolio may have additional investments of its net assets invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany. In addition, the Hard Assets Portfolio may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.

   Investments in foreign securities offer potential benefits not available solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

   There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less

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government supervision and regulation of
exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

   "Sovereign Debt" consists of debt obligations of governmental issuers in emerging market countries and industrialized countries. The sovereign debt issued or guaranteed by certain emerging market governmental entities and corporate issuers in which the Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. Similarly, the Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. See "Description of Securities and Investment Techniques--High Yield Bonds" and "Debt Securities-- Sovereign Debt".

   Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

   ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

   On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxenbourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. it is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Portfolio.

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FOREIGN CURRENCY TRANSACTIONS

   A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

   A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

   Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

   At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

   It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

   If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that

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the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

   For more information on forward currency contracts, including limits upon the Portfolios with respect to such contracts, see "Foreign Currency Transactions" in this Statement of Additional Information.

OPTIONS ON FOREIGN CURRENCIES

   A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Currently, options are traded on the following foreign currencies on a domestic exchange:
British Pound, Canadian Dollar, German Mark, Japanese Yen, French Franc, and Swiss Franc. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

   A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.

   In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

COMMON STOCK AND OTHER EQUITY SECURITIES

   Common Stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

   Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Adviser or Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

CONVERTIBLE SECURITIES

   A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in Convertible Securities, a Portfolio seeks the opportunity, through the conversion feature, to

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participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

CURRENCY MANAGEMENT

   A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. Each Portfolio's Adviser or Portfolio Manager attempts to minimize exchange rate risk through active Portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

HYBRID INSTRUMENTS

   Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the

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

Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

   The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

   Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Fund. Accordingly, the Fund will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Fund's investment in Hybrid Instruments will account for more than 10% of the Fund's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

   Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which the Portfolio sells securities (usually Mortgage-Backed Securities) and

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

simultaneously
contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities which will be held during the roll period. During the roll period, the Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.

   The Portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government Securities or other liquid high- grade debt obligations equal in value at all times to its obligations in respect of dollar rolls, and, accordingly, the Portfolio will not treat such obligations as senior securities for purposes of the 1940 Act. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Portfolio.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY

SUPRANATIONAL ORGANIZATIONS

   Portfolios authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

EXCHANGE RATE RELATED SECURITIES

   Certain of the Portfolios may invest in securities which are indexed to certain specific foreign currency exchange rates. The terms of such security would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. Government Securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

   Investment in Exchange Rate-Related Securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from

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

time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

GEOGRAPHICAL AND INDUSTRY CONCENTRATION

   Where a Portfolio invests at least 25% of its assets in Bank Obligations, the Portfolio's investments may be subject to greater risk than a Portfolio that does not concentrate in the banking industry. In particular, Bank Obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risks of investing in foreign securities generally and are not subject to reserve requirements and other regulations comparable to those of U.S. Banks.

ILLIQUID SECURITIES

   Illiquid securities are securities that are not readily marketable, including, where applicable: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this Statement of Additional Information; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under Federal securities laws (excluding Rule 144A Securities, described below).

RESTRICTED SECURITIES

   The Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of Trustees confirms based upon information and recommendations provided by the Portfolio Manager that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to limitation on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Portfolio might not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities

LEASE OBLIGATION BONDS

   Lease Obligation Bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bond holders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on Illiquid Securities.

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BORROWING

   Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

   Reverse repurchase agreements, short sales of securities, and short sales of securities against the box will be included as borrowing subject to the borrowing limitations described above, except those Portfolio that are permitted to engage in short sales of securities with respect to an additional 15% of the Portfolio's net assets in excess of the limits otherwise applicable to borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

HARD ASSET SECURITIES

   The production and marketing of Hard Assets may be affected by actions and changes in governments. In addition, Hard Asset Companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some Hard Asset Companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various Hard Assets. In addition, some Hard Asset Companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of Hard Asset Companies may also experience greater price fluctuations than the relevant Hard Asset. In periods of rising Hard Asset prices, such securities may rise at a faster rate, and, conversely, in time of falling Hard Asset prices, such securities may suffer a greater price decline.

REAL ESTATE SECURITIES

   Real estate securities include real estate investment trusts ("REITs") and other companies in the real estate industry or companies with substantial real estate investments. A Portfolio investing in such real estate securities may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies which own, construct, manage, or sell residential, commercial, or industrial real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increases in interest rates. The value of securities of companies which service the real estate industry may also be affected by such risks.

   In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for

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

special tax treatment under
Subchapter M of the Internal Revenue Code of 1986 and to maintain an exemption under the Investment Company Act of 1940. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

SWAPS

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

   The use of swaps is a highly specialized activity which involved investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

   The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

ZERO-COUPON BONDS

   Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

   Zero-coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy the Portfolio's distribution obligations.

SMALL COMPANIES

   Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be

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

dependent on a limited
management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

   Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Adviser or a Portfolio Manager would other wise have sold the security. It is possible that the Adviser or a Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

   Certain small- and mid-cap companies may present greater opportunities for investment return, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies.

   The Portfolios are subject to investment restrictions that are described in this Statement of Additional Information. Those investment restrictions so designated and the investment objective of each Portfolio are "fundamental policies" of the Portfolio, which means that they may not be changed without a majority vote of the shareholders of the affected Portfolio. Except for those restrictions specifically identified as fundamental and each Portfolio's investment objective, all other investment policies and practices described in this Statement of Additional Information are not fundamental, meaning that the Board of Trustees may change them without shareholder approval. The vote of a majority of the outstanding voting securities of a Portfolio means the vote, at an annual or special meeting, of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Portfolio, whichever is less.

STRATEGIC TRANSACTIONS

   Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this Statement of Additional Information of the Trust, certain of the Portfolios may, but are not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of Fixed Income Securities, or to seek potentially higher returns. Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call options on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

   Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to

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

manage the
effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Portfolio's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Adviser's or Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

LENDING OF PORTFOLIO SECURITIES

   For the purpose of realizing additional income, the relevant Portfolios may make secured loans of portfolio securities. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgement of AIM, the consideration to be earned from such loans would justify the risk.

SPECIAL SITUATIONS

   A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and will-known companies. Investments in unseasoned companies and special situations often involve much greater risk than in inherent in ordinary investment securities.

WARRANTS

   Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

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   The Funds may, from time to time, invest in warrants.  Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the losses of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company and a Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.


          ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS

EQUITY INCOME PORTFOLIO

   The Portfolio may invest in foreign securities, convertible stocks and bonds, warrants and certain potentially high-risk derivatives described in this Statement of Additional Information whose investment characteristics are consistent with the Portfolio's investment program.

   The Portfolio generally invests in common and preferred stocks, convertible securities and warrants, foreign securities, fixed income securities, high-yield, high-risk bonds, hybrid instruments and certain types of illiquid investments as private placements.

   The Portfolio will hold a certain portion of its assets in money market reserves. The Portfolio 's reserve position can consist of shares of one or more T. Rowe Price internal money market portfolios as well as short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements. For temporary, defensive purposes, the portfolio may invest without limitation in money market reserves. The reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   The Portfolio's emphasis on stocks of established, high dividend-paying companies, as well as its possible exposure to fixed income securities, could limit its potential for capital appreciation. Sharply rising interest rates could also decrease the appeal of stocks purchased by the Portfolio, further restraining total return. In addition, the value approach includes the risks that 1) the market will not recognize a security's intrinsic value for an unexpectedly long time, and 2) a stock that is judged to be undervalued is actually appropriately priced due to intractable or fundamental problems that are not yet apparent.

FULLY MANAGED PORTFOLIO

   The Portfolio Manager uses a value approach, which means looking for companies whose stocks and other securities appear to be undervalued or out of favor with investors. This value emphasis may lead to a "contrarian" approach, resulting in purchases of stocks or other securities shunned by investors due to earnings setbacks, unfavorable industry or economic conditions, or negative publicity. Such investments may be attractive if their prices appear to be excessively discounted and prospects for appreciation are considered favorable.

   The portfolio will hold a certain portion of its assets in money market reserves. The portfolio 's reserve position can consist of shares of one or more T. Rowe Price internal money market portfolios as well as short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements. For temporary, defensive purposes, the portfolio may invest without limitation in money market reserves. The reserve position provides flexibility in meeting

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redemptions, expenses, and the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   To maximize potential return, the Portfolio Manager may utilize the following investment methods: writing "covered" listed put and call equity options, including options on stock indexes, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures; purchasing warrants and preferred and convertible preferred stocks; entering into repurchase agreements and reverse repurchase agreements; lending portfolio securities to brokers, dealers, banks, or other recognized institutional borrowers of securities; purchasing restricted securities; purchasing securities of foreign issuers, with up to 20% of total net assets invested in foreign equities; entering into forward currency contracts and currency exchange transactions for hedging purposes; and borrowing from banks to purchase securities. The Portfolio will not engage in short sales of securities other than short sales "against the box." The Portfolio may invest up to 10% of its net assets in illiquid securities. See "Description of Securities and Investment Techniques" for further discussion of these investment methods.

   The Portfolio holds a certain portion of its assets in money market reserves. The Portfolio's reserve position can consist of shares of the Reserve Investment Fund, and internally managed money market fund of T. Rowe Price, as well as short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements.
The reserve position provides for flexibility in meeting redemptions and paying expenses. The Portfolio may invest in debt or preferred equity securities and warrants. The Portfolio may also purchase foreign securities (up to 25% total assets), debt securities, including junk bonds (up to 15% total assets) and hybrids (up to 10% total assets). In addition, the Portfolio may purchase securities in private placements, subject to a 15% net asset limit on illiquid securities. The total market value of securities against which the Portfolio writes call or put options may not exceed 25% of its total assets.

LIMITED MATURITY BOND PORTFOLIO

   The Portfolio will not invest more than 25% of its total assets in a single industry. The Portfolio will not invest more than 10% of its total assets in foreign government securities.

   As discussed in the Prospectus, the Portfolio invests primarily in short-to-intermediate term debt securities with actual remaining maturities of seven years or less, and other debt securities with special features (i.e., puts, variable floating coupon rates, maturity extension arrangements, mortgage pass-throughs, etc.) producing price characteristics similar to those of short-to-intermediate term debt securities.

   The ASSET-BACKED securities in which the Portfolio may invest include mortgage-backed U.S. government securities, mortgages pooled by high quality financial institutions, and other asset-backed securities representing pools of receivables unrelated to mortgage loans. The Portfolio's investments in BANKING INDUSTRY OBLIGATIONS include certificates of deposit, time deposits, and bankers' acceptances issued by commercial banks. The Portfolio's investments in SAVINGS INDUSTRY OBLIGATIONS include certificates of deposit and time deposits issued by savings and loan associations. The Portfolio's investments in COMMERCIAL PAPER consist primarily of unsecured notes with maturities of nine months or less issued to finance short-term credit needs. The Portfolio's investments in VARIABLE AND FLOATING RATE SECURITIES have coupon rates which vary with a designated money market index. The Portfolio will not invest more than 10% of its total assets in foreign government securities.

   The Portfolio seeks to reduce risk, increase income, and preserve or enhance total return by actively managing the maturity of its portfolio in light of market conditions and trends. When, in the opinion of the Portfolio Manager, market indicators point to higher interest rates and lower

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

bond prices, average maturity generally will be shortened. When falling interest rates and rising bond prices are indicated, a longer average portfolio maturity generally can be expected.

   During periods of rising or falling interest rates, the Portfolio may also seek to hedge all or a part of its portfolio against related changes in securities prices by buying or selling interest rate futures contracts and options thereon. Such a strategy involves using the contracts as a maturity management device that reduces risk and preserves total return while the Portfolio is restructuring its portfolio in response to the changing interest rate environment. For information on such contracts, see "Description of Securities and Investment Techniques."

   The Portfolio's dollar-weighted average maturity of the Portfolio will not exceed five years, and, in periods of rapidly rising interest rates, may be shortened to one year or less. For these purposes, (i) the maturity of mortgage-backed securities is determined on an "expected life" basis, (ii) variable or floating rate securities are deemed to mature at the next interest rate adjustment date, and (iii) debt securities with put features are deemed to mature at the next put exercise date. Positions in interest rate futures contracts (long or short) will be reflected in average portfolio maturity on the basis of the maturities of the securities underlying the futures contracts. The Portfolio may invest in futures contracts, purchase and sell interest rate futures contracts, and purchase and write options on such futures contracts.

   The Portfolio may invest in private placements of debt securities. These investments may be considered to be restricted securities. The Portfolio may invest up to 10% of its net assets in these and other illiquid securities. The Portfolio may also purchase securities (including mortgage-backed securities such as GNMA, FNMA, and FHLMC Certificates) on a when-issued basis. A description of these techniques and their attendant risks is contained in the section of this Statement of Additional Information entitled "Description of Securities and Investment Techniques."

   The Portfolio may write covered call options and purchase put options, and purchase call and write put options to close out options previously written by the Portfolio. The Portfolio may engage in options transactions to reduce the effect of price fluctuations of securities owned by the Portfolio (and involved in the options) on the Portfolio's net asset value per share. This Portfolio will purchase put options involving portfolio securities only when the Portfolio Manager believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell the portfolio security. The Portfolio will engage only in short sales "against the box."

HARD ASSETS PORTFOLIO

   One premise underlying the Hard Asset Portfolio's investment strategies is that during periods of accelerated inflation the prices of natural resources will rise faster than the rate of inflation. The Portfolio Manager expects that inflation and the price of certain natural resources will continue on a long-term upward trend since the market action of shares of companies engaged in certain natural resources activities may move against, or independently of, the market trend of industrial shares, the addition of such shares to an overall portfolio may increase the return and reduce the fluctuations of such portfolio. There can be no assurance that an increased rate of return or reduced fluctuation of a portfolio will be achieved. Thus, an investment in the Portfolio's shares should be considered part of an overall investment program rather than a complete investment program.

   The Portfolio may invest in securities of foreign issuers, including up to 35% of its assets in securities of South African issuers. The relative amount of the Portfolio's investment in foreign issuers will change from time to time, and the Portfolio is subject to certain guidelines for diversification of foreign security investments. Investments by the Portfolio in securities of foreign issuers may involve particular investment risks. See "Description of Securities and Investment Techniques". The Portfolio will normally invests at least 65% of its total assets in Hard Asset Securities, that is equity and debt securities of companies engaged in the exploration, development,

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

production, management and distribution of assets such as gold and other precious metals, strategic metals, oil, natural gas, coal and real estate investment trusts.

   The Portfolio may invest over 25% of its assets in securities of companies predominantly engaged in gold operations, although the Portfolio will not invest in any such security or in gold bullion and coins if, after such acquisition, more than 50% of the Portfolio's assets (taken at market value at the time of such investment) would be invested in securities of companies predominantly engaged in gold operations and gold bullion and coins. The Portfolio may also invest directly in other commodities including petroleum and strategic metals. The Portfolio may invest up to 35% of the value of its total assets in: (a) common stock of companies not engaged in natural resources activities, (b) corporate debt securities, (c) obligations issued or guaranteed by U.S. or foreign governments, (d) money market instruments, and (e) repurchase agreements.

   During periods of less favorable economic and/or market conditions, the Portfolio may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, certificates of deposit, bankers acceptances, investment grade commercial paper, asset-backed securities, mortgage-backed securities and repurchase agreements.

   The Portfolio may engage in short sales, and may lend portfolio securities. The Portfolio may not exceed a total of 25% of net assets in short sales, but this amount is decreased by the amount the Portfolio has borrowed. Short sales of unlisted securities may not exceed 10% of net assets. The Portfolio will not make short sales of more than 2% of net assets in any one issuer or more than 2% of the outstanding class of shares of any one issuer. The Portfolio may purchase securities on margin. The Portfolio may borrow up to 10% of the value of its net assets and for temporary purposes may increase this amount to 25%. The Portfolio may also invest up to 5% of its assets at the time of purchase in warrants, and may purchase or sell put or call options on securities and foreign currencies. The Portfolio may purchase and sell interest rate, gold, and other futures contracts. The Portfolio may also purchase and sell stock index futures contracts and other futures contracts based upon other financial instruments, and purchase options on those contracts. These techniques are described in "Description of Securities and Investment Techniques."

   The Portfolio Manager believes the Portfolio may offer a hedge against inflation, particularly commodity price driven inflation. However, there is no assurance that rising commodity (or other hard asset) prices will result in higher earnings or share prices for the Hard Asset Companies in the Portfolio. Hard Asset Companies' equities are affected by many factors, including movements in the overall stock market. Inflation may cause a decline in the overall stock market, including the stocks of Hard Asset Companies.

   The Portfolio seeks investment opportunities in the world's major stock, bond and commodity markets. The Portfolio may invest in securities issued anywhere in the world, including the United States. There is no limitation or restriction on the amount of assets to be invested in any one country with the exception of South Africa. There is no limitation on the amount the Portfolio can invest in emerging markets. The Portfolio may purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Global investing involves economic and political considerations not typically applicable to the U.S. markets. See "Description of Securities and Investment Techniques."

   The equity securities in which the Portfolio may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts; partnerships; joint ventures and other incorporated entities or enterprises; "when-issued" securities; "partly paid" securities (securities paid for over a period of time); restricted securities and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on

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

the U.S. or foreign securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the 10% limitation on illiquid investments. The Portfolio may invest in certain derivatives. Derivatives are instruments whose value is "derived" from an underlying asset. Derivatives in which the Portfolio may invest include futures contracts, forward contracts, options, swaps and structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and are subject to additional risks that are described in the "Description of Securities and Investment Techniques." In addition, the Portfolio may invest in futures and forward contracts and options on precious metals and other Hard Assets. See "Investment in Gold and Other Precious Metals."

   Since the Portfolio may invest substantially all of its assets in securities of companies engaged in natural resources/hard asset activities and may concentrate in securities of companies engaged in gold energy, base metal or agriculturals and their operations, the Portfolio may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. These risks are described further in "Description of Securities and Investment Techniques."

   Investors should be aware that some of the instruments in which the Portfolio may invest, such as structured or indexed notes, swaps and foreign securities, may be subject to periods of extreme volatility and illiquidity and may be difficult to value. Despite these risks, some of which are noted above, these instruments may offer unique investment opportunities. These techniques are described in "Description of Securities and Investment Techniques."

REAL ESTATE PORTFOLIO

   The Portfolio will invest not less than 65% of its total assets in common and preferred stocks and convertible preferred securities of companies which have at least 50% of the value of their assets in, or which derive at least 50% of their revenues from, the ownership, construction, management, or sale of residential, commercial, or industrial real estate, which include listed equity REITs which own properties, and listed mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools. The Portfolio may invest more than 25% of its total assets in any of the foregoing sectors of the real estate industry. The Portfolio's assets may, however, be invested in money market instruments and U.S. Government securities if, in the opinion of the Portfolio Manager, market conditions warrant a temporary defensive investment strategy.

   The Portfolio may invest up to 35% of its total assets in equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and up to 25% of its total assets in financial institutions which issue or service mortgages, such as savings and loans or mortgage bankers.

   The Portfolio may invest in mortgage- and asset-backed securities, repurchase agreements, restricted securities up to 10% of its assets in illiquid securities, may purchase and write put and call options on securities it covered or secured, and may purchase or sell options to effect closing transactions, and on stock indexes, and may borrow up to 10% of its net assets, and for temporary purposes may borrow up to 25% of its assets for such items as large redemptions. The Portfolio will engage only in short sales "against the box."

   In addition to the common and preferred stocks described above, the Portfolio may invest up to 35% of its total assets in securities believed by the Portfolio Manager to be undervalued and have capital appreciation potential, including up to 5% of total assets in warrants and other rights to purchase securities, bonds, convertible securities, and publicly traded limited partnerships listed on national securities exchanges or NASDAQ. The Portfolio may invest up to 5% of its total assets in bonds, convertible securities, and limited partnerships traded on the Toronto or London Stock Exchanges. The Portfolio may also invest up to 20% of its assets, measured at the time of

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

investment, in high
yield convertible bonds that are rated below investment grade by one of the primary rating agencies (or if not rated, deemed to be of equivalent quality by the Portfolio Manager). See " Description of Securities and Investment Techniques--High Yield Bonds."

   There are risks inherent in the Portfolio's investment policies. These risks are discussed in "Description of Securities and Investment
Techniques."

ALL-GROWTH PORTFOLIO

   While it has no present intention to do so, the Portfolio reserves the right to invest up to 10% of its net assets in restricted securities and securities of foreign issuers traded outside the United States and Canada and, for hedging purposes only, to purchase and sell options on stocks and stock indexes. The Portfolio also may invest up to 15% of its net assets in illiquid securities, but will not invest more than 5% of its net assets in restricted securities that the Portfolio Manager determines are illiquid based on guidelines approved by the Board of Trustees of the Trust. The Portfolio may invest in repurchase agreements. The Portfolio may make short sales of securities but may not exceed a total of 25% of net assets in short sales. Short sales of unlisted securities may not exceed 10% of net assets. The Portfolio will not make short sales of more than 2% of net assets in any one issuer or more than 2% of the outstanding class of shares of any one issuer. The Portfolio may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks on an unsecured basis and investing the borrowed funds. The Portfolio will borrow only up to 10% (for temporary purposes 25%) of its total net assets. In connection with permissible borrowings the Portfolio may transfer as collateral securities owned by the Portfolio. For discussion of the risks involved in these investment techniques see "Description of Securities and Investment Techniques."

   Securities will be sold when the Portfolio Manager believes that anticipated appreciation is no longer probable, when alternative investments offer superior appreciation prospects, or when the risk of a decline in the market price is too great. Because of its policy with respect to sales of investments, the Portfolio may from time to time realize short-term gains and losses. the Portfolio will likely have somewhat greater volatility than the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Because the investment techniques employed by the Portfolio Manager are responsive to near-term earnings trends of the companies whose securities are owned by the Portfolio, portfolio turnover can be expected to be fairly high.

   The Portfolio may invest 100% of its assets in cash or U.S. dollar denominated high quality instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for investing. While these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment objective.

RISING DIVIDEND PORTFOLIO

   In seeking its objectives, the Portfolio normally invests at least 80% of its net assets in equity securities of companies determined to be of high quality by the Portfolio Manager, including, but not limited to, companies with substantial dividend increases.

   The individual security selection is overlaid with a sector allocation discipline to avoid over-concentration in any single sector. It is anticipated that the Portfolio's portfolio will generally contain a minimum of 25-30 issues. It is the policy of the Portfolio that no equity security will be acquired if, after its acquisition, more than 15% of the Portfolio's total assets would be invested in any one industry or more than 5% would be invested in any one issuer. The Portfolio Manager does not intend to invest any of the Portfolio's assets in securities that, at the time of investment, it believes to be illiquid, but may hold up to 15% of its assets in these securities. The Portfolio Manager periodically monitors the Portfolio's equity securities to assure they meet the quality

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criteria. A security will generally be sold when it
reaches its target price, when negative changes occur in either the company or its industry, or when any one or more of the four criteria are no longer satisfied. There may from time to time be other equity securities in the Portfolio which meet most, but not all, of the criteria, but which the Portfolio Manager deems a suitable investment. Equity securities are deemed to include common stocks, securities convertible into common stocks, or rights or warrants to subscribe for or purchase common stocks.

   The Portfolio Manager may enter into forward currency contracts and currency exchange transactions for hedging purposes. During those times when equity securities that meet the Portfolio Manager's investment criteria cannot be found, for temporary defensive purposes or pending longer-term investment, the Portfolio may invest any amount of its assets in short-term fixed income securities or in cash or cash equivalents.
The Portfolio may invest in mortgage- and asset-backed securities, enter into repurchase agreements, invest in foreign equity securities, including Depositary Receipts, make short sales "against the box," and may borrow up to 10% of its net assets, and for temporary purposes may borrow up to 25% of its assets for such items as large redemptions. As a temporary defensive position, the Portfolio may invest in short-term fixed income securities or cash equivalents.

EMERGING MARKET PORTFOLIO

   At least 65% of the Portfolio's assets normally will be invested in the equity securities of issuers in countries that are identified as emerging market countries in the Morgan Stanley Capital International Emerging Markets Free Index or the International Finance Corporation Emerging Market Index, or a country that the Portfolio Manager otherwise believes is an emerging market country because it has a developing economy or because its markets have begun a process of change and are growing in size and/or sophistication.

   For purposes of allocating the Portfolio's investments, a company will be considered located in the country in which the company is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues, in which it has 50% more of its assets, or in which a significant portion of its goods or services are produced.

   The Emerging Markets Portfolio may invest in debt obligations ("sovereign debt") of governmental issuers in emerging market countries and industrialized countries. The sovereign debt issued or guaranteed by certain emerging market governmental entities and corporate issuers in which the Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. Similarly, the Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. See "Description of Securities and Investment Techniques--High Yield Bonds" and "Debt Securities--Sovereign Debt" in this Statement of Additional Information.

   For temporary defensive purposes, the Portfolio may decrease its investment in emerging market country equity securities, and may invest to a significant degree in debt securities and bank and money market instruments as described above. In addition, the Portfolio may invest significantly in such securities after receipt of new monies.

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   Most of the foreign securities in which the Portfolio invests will be denominated in foreign currencies. The Portfolio may engage in foreign currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. Such foreign currency transactions may include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts. For a description on these techniques, see "Description of Securities and Investment Techniques--Foreign Currency Transactions" in this Statement of Additional Information.

   The Emerging Markets Portfolio may use various investment strategies and techniques to meet its investment objective, including purchasing options on securities and writing (selling) secured put and covered call options on securities, securities indexes, foreign securities and foreign currencies. The Portfolio may purchase and sell interest rate, stock indexes and other financial instrument futures contracts, and may purchase and write options on such futures contracts. The Portfolio may engage in options transactions not only on U.S. domestic markets but also exchanges and other markets outside the United States. When deemed appropriate by the Portfolio Manager, the Portfolio may enter into reverse repurchase agreements and may invest cash balances in repurchase agreements and money market instruments in an amount necessary to maintain liquidity, in an amount to meet expenses or for day-to-day operating purposes. The Portfolio may invest in shares of other investment companies when the Portfolio Manager believes such investment is an appropriate method of investing in one or more emerging capital markets. The Portfolio may invest in up to 15% of its assets in illiquid securities. The Portfolio may invest in warrants and restricted securities. The Portfolio may make short sales "against the box." These investment techniques are described under the heading "Description of Securities and Investment Techniques" in this Statement of Additional Information.

VALUE EQUITY PORTFOLIO

   At least 65% of the Portfolio's assets normally will be invested in equity securities. However, during adverse market conditions, as a temporary investment posture, the Portfolio may invest significantly in the debt securities and money market instruments.

   The Portfolio may invest without limit in equity securities of foreign issuers, including ADRs. However, it is expected that under ordinary circumstances, the Portfolio will not invest more than 25% of its assets in foreign issuers, measured at the time of investment. For a description of the risks associated with investment in foreign issuers, see "Description of Securities and Investment Techniques--Foreign Securities" in this Statement of Additional Information.

   It is the policy of the Portfolio that no equity security will be acquired, if, after its acquisition, more than 25% of the Portfolio's total assets would be invested in any one industry or more than 5% would be invested in any one issuer. The Portfolio Manager periodically monitors the Portfolio's equity securities to assure they meet the selection criteria. A security may be sold from the portfolio when (i) its price approaches its intrinsic value; (ii) a temporary, dramatic, short-term price appreciation occurs; (iii) its fundamentals deteriorate; or (iv) its relative attractiveness diminishes. From time to time, the Portfolio may invest in equity securities that do not meet the selection criteria described above, but which the Portfolio Manager deems a suitable investment. For purposes of the Portfolio's investment policies, equity securities are deemed to include common stocks, securities convertible into common stocks, options on equity securities, and rights or warrants to subscribe for or purchase common stocks. The Portfolio may also invest in Standard & Poor's Depositary Receipts ("SPDR's"), which are publicly traded interests in a unit investment trust that invests in substantially all of the common stocks in the S&P 500 Index. SPDR's are not subject to the Portfolio's policy that no more than 5% of the Portfolio's total assets be invested in any one issuer. The Portfolio may make short sales "against the box."

                                   39
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   The Portfolio may also invest in restricted or illiquid securities;
however, the Portfolio Manager can not invest more than 15% of the Portfolio's assets in securities that, at the time of investment, it believes to be illiquid. In pursuing its investment objective or for hedging purposes, the Portfolio may, but is not required to, utilize the following investment techniques: writing "covered" listed put and call options with respect to 25% of its net assets, may purchase protective puts up to 25% of its net assets and may purchase calls and puts other than protective puts up to 5% of its assets; entering into stock index, interest rate, foreign currency and other financial futures contracts, and purchasing options on such futures contracts; entering into forward currency contracts, currency exchange transactions; purchasing mortgage-backed securities and asset-backed securities; and borrowing from banks up to 10% of its net assets to purchase securities and up to 25% of its net assets for temporary purposes. See "Description of Securities and Investment Techniques" for a discussion of the risks associated with these investment techniques.

   During unusual or adverse market conditions, the Portfolio may invest significantly in U.S. Government and agency debt securities, and in money market instruments such as certificates of deposit, bankers' acceptances, high quality commercial paper, U.S. Treasury bills, and repurchase agreements.

STRATEGIC EQUITY PORTFOLIO

CAPITAL APPRECIATION PORTFOLIO

   Each Portfolio may invest, for temporary defensive purposes, all or substantially all of its asset in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligation. In addition, a portion of each Portfolio's assets may be held, from time to time, in cash, repurchase agreements or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions. Each Portfolio will invest in common stocks, which fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Each Portfolio may also invest in preferred stocks (which may be subject to optional or mandatory redemption provisions) and convertible securities, without regard to corporate bond ratings. Each Portfolio may invest in corporate debt, which may be subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the portfolio may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, the portfolio will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors. The Portfolios may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 25% of the total assets of each Portfolio. To the extent that the portfolios have the ability to invest in REITs, each could conceivably own real estate directly as a result of a default on securities it owns. The Portfolio, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, and changes in zoning laws.
Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to maintain exemption from the 1940 Act.

   To the extent consistent with their respective investment objective, each of the Portfolios may invest in foreign securities. The Capital Appreciation Portfolio may invest up to 25% of its total assets in foreign securities. The Strategic Equity Portfolio may invest up to 20% of its total assets in foreign securities.

   For purposes of computing such limitation, American Depositary
Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. Each of the Portfolios may also invest in foreign securities

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listed on recognized U.S. securities exchanges or
traded in the U.S. over-the-counter market. Each Portfolio has the authority to deal in foreign exchange between currencies of the different countries in which each will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. The Portfolios will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign hedges than the percentage of its assets that could invest in foreign securities.

   Each Portfolio will not invest more than 15% of its assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. The Portfolio may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

   For the purpose of realizing additional income, the Portfolios may each make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. Although it does not currently intend to do so, the Strategic Equity Portfolio may invest in "special situations, as described in this Statement of Additional Information.

   The Portfolio may also invest in U.S. Government Securities,
Repurchase Agreements, short sales and has the ability to use forward contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures and in other investment companies to the extent permitted by the 1940 Act, and rules and regulation thereunder.

SMALL CAP PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. The Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P Small-Cap 600 Index ("S&P 600 Index"), updated quarterly.

   In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets), after receipt of new monies, or during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   The Portfolio may use the following various investment strategies and techniques when the Portfolio Manager determines that such use is appropriate in an effort to meet the Portfolio's investment objective: short sales of securities; investing in securities of foreign issuers (including Depositary Receipts), including not more than 10% of its total assets in foreign government securities denominated in U.S. dollars; engaging in futures contracts, including purchasing and selling stock index futures contracts and interest rate futures contracts; purchasing and selling options on securities; purchasing options on stock index futures contracts, interest rate futures contracts, and foreign currency futures contracts; entering into foreign currency transactions and options on foreign currencies; entering into repurchase and reverse repurchase agreements; purchase mortgage- and asset-backed securities; and lending portfolio securities to brokers, dealers, bankers, and other recognized institutional borrowers of securities. The Portfolio may not exceed a total of 25% of net assets in short sales, but this amount is decreased by any amount the Portfolio has borrowed. The Portfolio may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks on an unsecured basis and investing the borrowed funds. The Portfolio may borrow up to 10% of its net assets to purchase securities and up to 25% of its net assets for temporary purposes. In connection with permissible borrowings the Portfolio may transfer as collateral securities owned by the Portfolio. The Portfolio may invest up to 15% of its net assets in illiquid securities.

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MANAGED GLOBAL PORTFOLIO

   Investing in securities of smaller, less well known companies may present greater opportunities for capital appreciation, but may also involve greater risks. The Portfolio may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Portfolio's assets would be invested in the securities of any issuer, except that this restriction does not apply to U.S. Government securities or foreign government securities, and the Portfolio may not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

   At times, the Portfolio Manager may judge that conditions in the international securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of shareholders. The Portfolio Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies the Portfolio may invest in some of the following securities.

   The Portfolio may invest solely in equity securities traded primarily in U.S. markets. Also the Portfolio may add preferred stocks to the portfolio. The Portfolio may purchase mortgage- and asset-backed securities.

   The Portfolio may invest in the following debt instruments (includes debt instruments convertible into equity): (i) fixed-income instruments issued or guaranteed by the U.S. Government, its agencies, or instrumentalities ("U.S. Government securities"); (ii) obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities ("foreign government securities"); and (iii) debt securities of domestic or foreign issuers. Debt securities purchased by the Portfolio may be of any maturity, at the discretion of the Portfolio Manager.

   The Portfolio may invest in money market instruments. These include the following: (i) short-term U.S. Government securities; (ii) short-term foreign government securities; (iii) certificates of deposit, time deposits, bankers' acceptances, and short-term obligations of banks and other depository institutions, both U.S. and foreign, that have total assets of at least $10 billion (U.S.); and (iv) commercial paper and other short-term corporate obligations.

   The Managed Global Portfolio may use various investment strategies and techniques to meet its investment objective, including purchasing options on securities and writing (selling) secured put and covered call options on securities and securities indexes. The Managed Global Portfolio will only purchase and write options that are standardized and traded on a U.S. or foreign exchange or board of trade, or for which an established over-the-counter market exists. The Portfolio may purchase and sell futures contracts, and may purchase and write options on such futures contracts, including stock index futures contracts. The Portfolio may enter into foreign currency contracts and currency exchange contracts on a spot basis. When deemed appropriate by the Portfolio Manager, the Portfolio may enter into reverse repurchase agreements and may invest cash balances in repurchase agreements and money market instruments in an amount necessary to maintain liquidity, in an amount to meet expenses or for day-to-day operating purposes. The Portfolio may invest in shares of other investment companies when the Portfolio Manager believes such investment is an appropriate method of investing in one or more emerging capital markets. The Portfolio may invest in restricted securities and warrants. The Portfolio may not invest more than 15% of its net assets in illiquid securities. The Portfolio may not exceed a total of 25% of net assets in short sales, but this amount is decreased by any amount the Portfolio has borrowed. The Portfolio may borrow up to 10% of its net assets to purchase securities and up to 25% of its net assets for temporary purposes. In connection with permissible borrowings the Portfolio may transfer as collateral securities owned by the Portfolio.

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   For more information about the Portfolio's investments including the risks of such investing see "Description of Securities and Investment Techniques." The Portfolio Manager may invest in the above or any other securities that it considers consistent with the defensive strategies of the Portfolio. It is impossible to predict when or for how long the Portfolio will use such alternative strategies.

   The Portfolio is the successor for accounting purposes to the Managed Global Account of Separate Account D of Golden American. For additional information, see "Other Information--The History of the Managed Global Portfolio."

GROWTH OPPORTUNITIES PORTFOLIO

   The Portfolio invests at least 65% of its total assets in equity securities of domestic companies. Although such companies may be of any size, the Portfolio targets companies having total market capitalizations of $1 billion or more. The Portfolio Manager for the Portfolio is Montgomery Asset Management, LLC.

   The Portfolio also may invest up to 35% of its total assets in highly rated debt securities. The Portfolio Manager does not expect the Portfolio to be consistently totally invested in equity securities. During periods that the Portfolio Manager deems appropriate, the Portfolio may take a more defensive position and be significantly invested in cash and cash equivalents.

   The Portfolio may enter into repurchase agreements and reverse repurchase agreements, invest in U.S. Government securities, up to 10% of its total net assets in investment companies, leverage transactions, lend portfolio securities up to 30% of Portfolio total net assets, when-issued and forward commitment securities, purchase and write put and call options on securities, currencies and stock indexes, write "covered" call and put options,. The Portfolio will not enter into any options on securities, securities indexes or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets. The Portfolio may borrow up to one-third of its total net assets, but will not purchase any securities while borrowings exceed 10%. The Portfolio may invest in interest rate futures contracts or related options only if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. The Portfolio does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested. The Portfolio may invest in forward currency contracts, but may not invest more than one-third of its assets in such contracts. The Portfolio may invest in futures, swaps, including equity swaps, and options on futures. The Portfolio may invest up to 15% of its total net assets in illiquid securities. See "Description of Securities and Investment Techniques."

DEVELOPING WORLD PORTFOLIO

   The Portfolio may enter into repurchase agreements, purchase U.S. Government securities, invest up to 10% of its total net assets in investment companies, leverage transactions, lend portfolio securities up to 30% of Portfolio total net assets, invest in when-issued and forward commitment securities, purchase and write put and call options on securities, currencies and stock indexes, and write "covered" call and put options. The Portfolio will not enter into any options' transactions on securities, securities indexes or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options' transactions with respect to more than 25% of its total assets. The Portfolio may borrow up to one third of its total net assets, but will not purchase any securities while borrowings exceed 10%. The Portfolio may invest in interest rate futures contracts or related options only if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and

                                   43
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

premiums
paid for any such related options would not exceed 5% of its total assets. The Portfolio does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested. The Portfolio may invest in forward currency contracts, but may not invest more than one-third of its assets in such contracts. The Portfolio may invest in futures, swaps, including equity swaps, and options on futures. The Portfolio may invest up to 15% of its total net assets in illiquid securities. See "Description of Securities and Investment Techniques."

MID-CAP GROWTH PORTFOLIO

   The investment objective of the Mid-Cap Growth Portfolio is to obtain long-term growth of capital. The Series seeks to achieve its objective by investing primarily or at least 65% 0f it assets in equity securities of companies with medium market capitalization which the Portfolio Manager believes have above-average growth potential under normal circumstances.

   Shares of the Portfolio are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks. Therefore, the Portfolio is intended for long-term investors who understand and can accept the risks entailed in seeking long-term growth of capital. The Portfolio is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. Accordingly, an investment in shares of the Portfolio should not be considered a complete investment program. Each prospective purchaser should take into account his investment objectives as well as his other investments when considering the purchase of shares of the Portfolio.

   Debt securities of issuers in which the Portfolio may invest include all types of long- or short-term debt obligations, such as bonds, debentures, notes and commercial paper. Fixed income securities in which the Portfolio may invest include securities in the lower rating categories of recognized rating agencies (and comparable unrated securities). Fixed income securities in which the Portfolio may invest also include zero-coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind. Such investments involve certain risks. See "Description of Securities and Investment Techniques--High Yield Bonds" and this Statement of Additional Information for a discussion of the risks involved in investing in lower-rated securities.

   When the Portfolio Manager believes that investing for temporary defensive purposes is appropriate, such as during periods of unusual market conditions, part or all of the Portfolio's assets may be temporarily invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements.

   The Portfolio may invest 20% of its net assets in foreign securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. (See "Description of Securities and Investment Techniques--Foreign Securities" for a discussion of the risks involved in foreign investing.)

   The Portfolio may invest in ADRs which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Although ADRs are issued by a U.S. depository, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

   The Portfolio may also purchase illiquid or restricted securities (such as private placements). The Portfolio's may not invest more than 15% of its net assets in illiquid securities.

   The Portfolio is classified as a "non-diversified" investment company as described above under "Diversification." See "Diversification" for risks associated with investing in a non-diversified Portfolio.

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   While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Portfolio Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of Portfolio turnover is not a limiting factor when a change in the Portfolio is otherwise appropriate. Because the Portfolio is expected to have a Portfolio turnover rate of over 100%, transaction costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than that of a Portfolio with a lesser turnover rate.

   The Portfolio may also enter into repurchase agreements, lend securities, purchase securities on a "when-issued" or on a "forward delivery" basis (which means that the securities will be delivered to the Portfolio at a future date usually beyond customary settlement time), purchase restricted securities, options on securities, options on stock indexes, options on foreign currencies, futures contracts, options on futures contracts and forward foreign currency exchange contracts.

RESEARCH PORTFOLIO

   The Portfolio invests in debt securities, and may invest up to 10% of its net assets in lower rated debt securities (e.g., rated BA or lower by Moody's or BB or lower by S&P or Fitch), or in securities the Portfolio Manager believes to be of comparable quality.

   It is not the Portfolio's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Portfolio Manager's own independent and ongoing review of credit quality. The Portfolio's achievement of its investment objective may be more dependent on the Portfolio Manager's own credit analysis than in the case of a Portfolio investing in primarily higher quality bonds. From time to time, the Portfolio's management will exercise its judgment with respect to the proportions invested in growth stocks, income-producing securities or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness.

   The Portfolio may enter into repurchase agreements, make loans of its securities, invest in ADRs, invest up to 20% of its net assets in foreign securities, invest in emerging markets or countries with limited or developing capital markets and purchase "Rule 144A securities." Investing in these type of securities involves certain risks. See "Description of Securities and Investment Techniques" and the Statement of Additional Information for a discussion of the risks involved with investing in the above listed securities transactions.

   While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Portfolio Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of Portfolio turnover is not a limiting factor when a change in the Portfolio is otherwise appropriate.

TOTAL RETURN PORTFOLIO

   The Portfolio may invest in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by U.S. government-

                                   45
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sponsored corporations (such
as FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Fixed income securities that the Portfolio may invest in also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). See "Description of Securities and Investment Techniques" for a further discussion of these securities.

   The Portfolio may invest in ADRs which are certificates issued by a U.S. depository (usually a bank), that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Although ADRs are issued by a U.S. depository, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

   The Portfolio may invest up to 20% of its net assets in foreign securities (including investments in emerging markets or countries with limited or developing capital markets). Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. (See "Description of Securities and Investment Techniques--Foreign Investments" and the Statement of Additional Information for a discussion of the risks involved in foreign investing.)

   In order to protect the value of the Portfolio's investments from interest rate fluctuations, the Portfolio may enter into various hedging transactions, such as interest rate swaps, and the purchase or sale of interest rate caps, floors and collars. (See the Statement of Additional Information for information relating to these transactions including related risks.)

   The Portfolio may purchase "Rule 144A securities"; enter into repurchase agreements; lend portfolio securities; purchase securities on a "when-issued" or on a "delayed delivery" basis; invest in indexed securities linked to foreign currencies, indexes, or other financial indicators; enter into mortgage "dollar roll" transactions; invest a portion of its assets in loan participations and other direct indebtedness; purchase restricted securities, corporate asset-backed securities, options on securities, options on stock indexes, options on foreign currencies, futures contracts, options on futures contracts and forward foreign currency exchange contracts. See "Description of Securities and Investment Techniques" for more information regarding these transactions and the risks associated with them.

   While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Portfolio Manager is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of Portfolio turnover is not a limiting factor when a change in the Portfolio is otherwise appropriate. Because the Portfolio is expected to have a Portfolio turnover rate of over 100%, transactions costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than that of a Portfolio with a lesser turnover rate.

GROWTH & INCOME PORTFOLIO

   The Portfolio may at times invest a substantial portion of its assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Portfolio to the credit risk of its counterparties in trading those investments. International investing in general may involve greater risks than U.S. investments. These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets.

                                   46
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   To hedge against changes in net asset value or to attempt to realize a greater current return, the Portfolio may use the following investment strategies and techniques. The Portfolio may buy and sell put and call options; index futures contracts and options on index futures and on indexes; warrants on foreign securities indexes; purchase and sell options in the over-the-counter markets only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio Manager, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations. The Portfolio will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.) The
Portfolio may lend portfolio securities to broker-dealers and may enter into repurchase agreements.

   At times, the Portfolio Manager may judge that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Portfolio's Portfolio Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest in U.S. Government securities, other high-quality debt instruments, and other securities the Portfolio's Portfolio Manager believes to be consistent with the Portfolio's best interests.

GROWTH PORTFOLIO

   To hedge against changes in net asset value or to attempt to increase its investment return the Portfolio may buy and sell: put and call options; futures contracts; options on futures contracts; index futures contracts and options on index futures and on indexes; warrants foreign securities indexes; and options in the over-the-counter markets but only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio Manager, the pricing mechanism and liquidity of over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

   To the extent that the Funds hold positions is futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

   When a Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, a Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Funds do not always stay fully invested in stocks and bonds. Cash or similar investments are a residual -- they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

   Securities that the Funds may invest in as a means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term obligations. The Funds may also invest in money market funds (including funds managed by Janus Capital). When a Fund is hedged or its investments in cash or similar investments increase, it may not participate in stock or bond market advances or declines to the same extent that it would if the Fund was not hedged or remained more fully invested in stocks or bonds.

                                   47
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   At times the Portfolio may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. The Portfolio would only concentrate its investments in a particular market sector if the Portfolio's Portfolio Manager were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When the Portfolio concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Portfolio than if it had not concentrated its assets in that sector.

   The Portfolio may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

   At times, the Portfolio Manager may judge that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Portfolio Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest in U.S. Government securities, other high-quality debt instruments, and other securities the Portfolio Manager believes to be consistent with the Portfolio's best interests. During extremely unusual conditions, the Portfolio may take a position of cash and cash equivalents.

   The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of a Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. Such portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains.

GLOBAL FIXED INCOME PORTFOLIO

   The investment objective of the Global Fixed Income Portfolio is to provide high total return. The Portfolio will seek to achieve its objective by investing at least 65% of its assets in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency positions. The Portfolio Manager for the Portfolio is Baring International Investment Limited.

   International investing in general may involve greater risks than U.S. investments. These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets.

   The Portfolio may engage in certain transactions, which include dollar roll transactions, reverse repurchase agreements, interest rate transactions, options on securities and indexes, futures and options on futures, options on foreign currencies, foreign exchange transactions and over the counter options. (See "Description of Securities and Investment Techniques.")

   The Portfolio's net asset value per share fluctuates, depending on (i) current worldwide market interest rates, (ii) the value of the currencies in which the Portfolio's securities are denominated when compared to the U.S. dollar, (iii) the success of the Portfolio Manager's currency hedging techniques, and (iv) the creditworthiness of the issuers in which the Portfolio is invested. In pursuing the Portfolio's investment objective, however, the Portfolio Manager actively manages the Portfolio in an effort to minimize the effect of such factors on the Portfolio's net asset value per share. In extremely unusual conditions the Portfolio may take a defensive position of 100% U.S. cash.

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LIQUID ASSET PORTFOLIO

   The Portfolio may not invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer, except that this limitation shall not apply to U.S. Government securities and repurchase agreements thereon. The Portfolio may not invest more than the greater of 1% of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are rated in the second-highest rating category, except that this limitation shall not apply to U.S. Government securities. In the event that an instrument acquired by the Portfolio is downgraded or otherwise ceases to be of the quality that is eligible for the Portfolio, the Portfolio Manager, under procedures approved by the Board of Trustees (or the Board of Trustees itself if the Portfolio Manager becomes aware an unrated security is downgraded below high quality (within the first or second highest rating category) and the Portfolio Manager does not dispose of the security or such security does not mature within five business days), shall promptly reassess whether such security presents minimal credit risk and determine whether to retain the instrument.

   From time to time, in the ordinary course of business, the Portfolio may purchase securities on a when-issued or delayed delivery basis. The Portfolio shall engage only in short sales "against the box." The Portfolio may also enter into repurchase agreements; the Portfolio may purchase mortgage-backed securities, invest up to 10% in illiquid securities and may borrow up to 10% of its net assets to purchase securities and up to 25% of its net assets for temporary purposes. In connection with permissible borrowings the Portfolio may transfer as collateral securities owned by the Portfolio. See "Description of Securities and Investment Techniques" for descriptions of these techniques.


                         INVESTMENT RESTRICTIONS

   Each Portfolio's investment objective should be read, together with the investment restrictions set forth below. These are broken into two sections for different groups of Portfolios into fundamental and non-fundamental policies. Fundamental policies and restrictions of each Portfolio may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote, at an annual or special meeting, of the lesser of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Portfolio. Non-fundamental policies and restrictions may be changed by a vote of the Board of Trustees and without shareholder approval, consistent with the Investment Company Act of 1940 and changes in relevant SEC interpretations.

FUNDAMENTAL INVESTMENT RESTRICTIONS

   FOR THE EQUITY INCOME PORTFOLIO, THE FULLY MANAGED PORTFOLIO, THE LIMITED MATURITY BOND PORTFOLIO, THE HARD ASSETS PORTFOLIO, THE REAL ESTATE PORTFOLIO, THE ALL-GROWTH PORTFOLIO, THE CAPITAL APPRECIATION PORTFOLIO, THE RISING DIVIDENDS PORTFOLIO, THE EMERGING MARKETS PORTFOLIO, THE VALUE EQUITY PORTFOLIO, THE STRATEGIC EQUITY PORTFOLIO, THE SMALL CAP PORTFOLIO, THE MANAGED GLOBAL PORTFOLIO, THE MARKET MANAGER PORTFOLIO, AND THE LIQUID ASSET PORTFOLIO:

   Under these restrictions, a Portfolio may not:

    (1) Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued

                                   49
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

            or guaranteed by the U.S. Government or its agencies or instrumentalities, and except that this restriction shall not apply to the Market Manager Portfolio;

    (2) Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities;

    (3)     Invest in a security if more than 25% of its total assets
            (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto),
            (b) with respect to the Liquid Asset Portfolio, to securities or obligations issued by U.S. banks, (c) with respect to the Market Manager Portfolio, to options on stock indexes issued by eligible broker-dealers or banks, as described in the Market Manager Portfolio's Prospectus; (d) with respect to the Managed Global Portfolio, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (e) to the Real Estate Portfolio, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Hard Assets Portfolio, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

    (4) Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

    (5) Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that the Hard Assets Portfolio may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the Statement of Additional Information, purchase securities on margin;

    (6) Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

               (a) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

               (b)     enter into repurchase agreements; and

               (c) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission and any guidelines established by the Board of Trustees;

    (7) Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in according with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits

                                         50
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

            respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

    (8) Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

    (9)     With respect to the Equity Income, Fully Managed, Limited
            Maturity Bond, Hard Assets, Real Estate, All-Growth, Capital Appreciation and Liquid Asset Portfolio, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the, Hard Assets, All-Growth or Capital Appreciation Portfolio, which may engage in short sales within the limitations described in the Statement of Additional Information;

    (10) Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);

    (11)    With respect to the Equity Income, Fully Managed, Limited
            Maturity Bond, Hard Assets, Real Estate, All-Growth, Capital Appreciation, and Liquid Asset Portfolio, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, except for the All-Growth Portfolio, more than 15% of the total assets of the Portfolio, (taken at market value at the time of such investment) would be invested in such securities;

    (12) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

               (a) any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

               (b) the Equity Income and Strategic Equity Portfolio may engage in futures contracts on gold; and

               (d) this restriction shall not apply to the Managed Global and the Hard Assets Portfolio.

    (13) With respect to all Portfolios except the Managed Global Portfolio, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

                                   51
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FOR THE TOTAL RETURN PORTFOLIO, RESEARCH PORTFOLIO, MID-CAP GROWTH
PORTFOLIO AND GLOBAL FIXED INCOME PORTFOLIO:

   A Portfolio may not:

    (1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to the Global Fixed Income Portfolio or the Mid-Cap Growth Portfolio;

    (2) invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

    (3) borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except Global Fixed Income Portfolio may also borrow to enhance income;

    (4) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

    (5) purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The Mid-Cap Growth, Research and Total Return Portfolio reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The Mid-Cap Growth, Research and Total Return Portfolio will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts).

    (6) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

    (7) purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

    (8) issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

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FOR THE GROWTH PORTFOLIO:

   The Portfolio may not:

    (1) purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

    (2) purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

    (3) make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

    (4) with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

    (5) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

    (6) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

    (7) borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

    (8) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

    (9) invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

    (10) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

                                   53
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    (11)    own, directly or indirectly, more than 25% of the voting
            securities of any one issuer or affiliated person of the issuer;
            and

    (12) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

FOR THE GROWTH & INCOME PORTFOLIO:

   The Portfolio may not:

    (1) issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

    (2) purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

    (3) borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

    (4) underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

    (5) as to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

    (6) invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Portfolio Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

    (7) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR THE GROWTH OPPORTUNITIES AND DEVELOPING WORLD PORTFOLIO:

   A Portfolio may not:

    (1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

    (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its

                                   54
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

            portfolio
            securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

    (3) (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets.
            (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

    (4) Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

    (5) Buy or sell real estate or commodities or commodity contracts; however, a Portfolio, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information.

    (6) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

    (7) Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

    (8)     Issue senior securities, as defined in the Investment Company
            Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

    (9) Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

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NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

FOR THE RISING DIVIDENDS PORTFOLIO, EMERGING MARKETS PORTFOLIO, VALUE EQUITY PORTFOLIO, STRATEGIC EQUITY PORTFOLIO, SMALL CAP PORTFOLIO, MANAGED GLOBAL PORTFOLIO AND MARKET MANAGER PORTFOLIO:

   A Portfolio may not:

    (1) Make short sales of securities, except short sales against the box (this restriction shall not apply to the Strategic Equity, Small Cap, and Managed Global Portfolio, which may make short sales within the limitations described in the Prospectus and elsewhere in this Statement of Additional Information); and

    (2) Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

FOR THE MANAGED GLOBAL PORTFOLIO:

   The Portfolio may not:

   Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

FOR THE TOTAL RETURN PORTFOLIO, RESEARCH PORTFOLIO, MID-CAP GROWTH PORTFOLIO AND GLOBAL FIXED INCOME PORTFOLIO:

   A Portfolio may not:

    (1)     invest more than 10% (except 15% with respect to the Global
            Fixed Income Portfolio, Mid-Cap Growth Portfolio and Total Return Portfolio) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

    (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

    (3) make short sales of securities unless such Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; and

    (4) make investments for the purpose of gaining control of a company's management.

FOR THE GROWTH PORTFOLIO:

   The Portfolio may not invest, in the aggregate, more than 10% of its net assets in illiquid securities.

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FOR THE GROWTH & INCOME PORTFOLIO:

   The Portfolio may not:

    (1) invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

    (2) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

    (3)     purchase securities restricted as to resale if, as a result,
            (i) more than 10% of the Portfolio total assets would be invested in such securities, or (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

    (4) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

    (5) invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

    (6)     invest in real estate limited partnerships;

    (7) purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

    (8) purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

    (9) make investments for the purpose of exercising control or management;

    (10) invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

    (11)    acquire more than 10% of the voting securities of any issuer;

    (12) invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

    (13) purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

FOR THE GROWTH OPPORTUNITIES AND DEVELOPING WORLD PORTFOLIO:

   A Portfolio may not:

    (1) Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio.

    (2) Invest in any issuer for purposes of exercising control or management of the issuer.

    (3) Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions

            (a)     such options are written by other persons, and

            (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets.

    (4) Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities.

    (5) Purchase more than 10% of the outstanding voting securities of any one issuer.

   If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

MANAGEMENT OF THE TRUST

   The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust. The Trustees are R. Brock Armstrong, Barnett Chernow, J. Michael Earley, R. Barbara Gitenstein, Robert A. Grayson, Elizabeth J. Newell, Stanley B. Seidler, and Roger B. Vincent. The Executive Officers of the Trust are R. Brock Armstrong, Barnett Chernow, Myles R. Tashman, and Mary Bea Wilkinson.

   Trustees and Executive Officers of the Trust, their business addresses, and principal occupations during the past five years are:

NAME AND ADDRESS          POSITION WITH   BUSINESS AFFILIATIONS,
                          THE TRUST       PRINCIPAL OCCUPATIONS
                                          AND AGES

R. Brock Armstrong        Trustee,        Senior Vice President,
Golden American Life      President and   Individual Insurance, The
Insurance Company;        Chairman for    Prudential Insurance Company
1001 Jefferson Street     the             of America, April 1997 -
Wilmington, DE  19801     GCG Trust       February 16, 1999; Executive
                                          Vice President, Operations,
                                          London Life Insurance Co.,
                                          Executive Vice President, Life
                                          and Health Operations, London
                                          Insurance Group, Chairman,
                                          Security First Group; 1994
                                          to April 1997 Executive
                                          Vice President, U.S. Insurance
                                          Operations, President and Chief
                                          Executive Officer, Security First
                                          Group, 1991 to 1994.  Age 52.


Barnett Chernow           Trustee and     President, Golden American
Golden American Life      Vice            Life Insurance Company;
Insurance Company;        President       President, Directed Services,
1001 Jefferson                            Inc.; Executive Vice
Street Wilmington,                        President,First Golden
DE 19801                                  American Life Insurance
                                          Company of New York;
                                          formerly, Senior Vice
                                          President and Chief
                                          Financial Officer,
                                          Reliance Insurance Company,
                                          August 1977 to July 1993.
                                          Age 49.


J. Michael Earley         Trustee         President, and Chief Executive
665 Locust Street                         Officer,Executive Officer,
Bankers                                   Bankers Trust Company, Des
Des Moines, IA 50309                      Moines, Iowa since July 1992;
                                          President and Chief Executive
                                          Officer, Mid-America Savings
                                          Bank, Waterloo, Iowa from
                                          April, 1987 to June, 1992.
                                          Age 53.


R. Barabara Gitenstein    Trustee         President, The College of New
Office of the President                   Jersey since January 1999;
The College of New Jersey                 Trustee Provost, Drake University
200 Pennington Road                       from July 1992 to Decembeer 1998;
Ewing, NJ                                 Assistant Provost, State University
08628-0718                                of New York from August, 1991 to
                                          July, 1992; Associate Provost,
                                          State University of New York -
                                          Oswego from January, 1989 to August,
                                          1991.  Age 50.

Robert A. Grayson         Trustee         Co-founder, Grayson Associates,
Grayson Associates                        Inc.; Adjunct Professor of
108 Loma Media Road                       Marketing, New York University
Santa Barbara, CA                         School of Business Administration;
93103                                     former Director, The Golden
                                          Financial Group, Inc.; former
                                          Senior  Vice President, David
                                          & Charles Advertising.  Age 71.




Myles R. Tashman          Secretary       Executive Vice President,
Golden American Life                      Secretary and General Counsel,
Insurance Company                         Golden American Life
1001 Jefferson Street                     Insurance Company; Director,
Wilmington, DE                            Executive Vice President,
19801                                     Secretary and General Counsel,
                                          Directed Services, Inc.;
                                          Director, Executive Vice
                                          President, Secretary and General
                                          Counsel, First Golden American
                                          Life Insurance Company of New
                                          York; formerly, Senior Vice
                                          President and General Counsel,
                                          Untied Pacific Life Insurance
                                          Company (1086-1993).  Age 56.


Stanley B. Seidler        Trustee         President, Iowa Periodicals,
P.O. Box. 1297                            Inc. since 1990 and President,
3301 McKinley Avenue                      Excell Marketing L.C. since 1994.
Des Moines, IA 50321                      Age 70.


Mary Bea Wilkinson        Treasurer       Senior Vice President &
Golden American                           Treasurer, First Golden
Insurance Company                         American Life Insurance
1001 Jefferson                            Company of New York; Senior
Street. Wilmington,                       Vice President and Treasurer,
DE 19801                                  Golden American Life Insurance
                                          Co.; and President and Treasurer,
                                          Directed Services, Inc. October
                                          1993 to December 1996; Assistant
                                          Vice President, CIGNA Insurance
                                          Companies, August 1993 to
                                          October 1993; various positions
                                          with United Pacific Life Insurance
                                          Company, January 1987 to July
                                          1993, and was Vice President and
                                          Controller upon leaving.  Age 42.


Roger B. Vincent          Trustee         President, Springwell
Springwell                                Corporation; Director
Corporation                               Petralone, Inc.; formerly,
230 Park Avenue,                          Managing Director Bankers
New York, NY 10169                        Trust Company.  Age 53.


Elizabeth J. Newell       Trustee         President and Chief
KRAGIE/NEWELL, Inc.                       Executive Officer of
2633 Fleur Drive                          KRAGIE/NEWELL, Inc.
Des Moines, IA 50321                      Age 52.

   As of December 31, 1998, none of the Trustees directly owns shares of the Portfolio. In addition, as of December 31, 1998, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the outstanding shares of each Portfolio in the aggregate.

   Each Trustee of the Trust who is not an interested person of the Trust or Manager or Portfolio Manager receives a fee of $6,000 for each Trustees' meeting attended and any expenses incurred in attending such meetings or carrying out their responsibilities as Trustees of the Trust. With respect to the period ended December 31, 1998, the Trust paid Trustees' Fees aggregating $___________. The following table shows 1998 compensation by Trustee. An asterisk indicates that the person is an interested trustee, pursuant to the 1940 Act.



                           COMPENSATION TABLE

(1)                      (2)                 (3)                      (4)             (5)
                                             PENSION OR               TOTAL
                         AGGREGATE           RETIREMENT               ESTIMATED       COMPENSATION
                         COMPENSATION        BENEFITS ACCRUED         ANNUAL          FROM REGISTRANT
NAME OF PERSON,          FROM                AS PART OF FUND          BENEFITS UPON   AND FUND COMPLEX
POSITION                 REGISTRANT          EXPENSES                 RETIREMENT      PAID TO TRUSTEES

J. Michael Earley,       $_____              N/A                      N/A             $24,000
   Trustee

R. Barbara Gitenstein,  $_____              N/A                       N/A             $24,750
   Trustee

Robert A. Grayson       $_____              N/A                       N/A             $24,000
   Trustee

Stanley B. Seidler,     $_____              N/A                       N/A             $24,750
   Trustee

Elizabeth J. Newell     $_____              N/A                       N/A             $24,000
   Trustee

Roger B. Vincent        $_____              N/A                       N/A             $24,000
   Trustee

M. Norvell Young        $_____              N/A                       N/A             $ 6,000
   Trustee



   The table below lists each Variable Contract Owner who owns a Variable Contract that entitles the owner to give voting instructions with respect to 5% or more of the shares of the Portfolio as of DECEMBER 31, 1998.
The address for each record owner is c/o Golden American Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19380-1478.

NAME                          PORTFOLIO              PERCENTAGE
----                          ---------              ----------
David & Anita Swann           Market Manager         14.76%
Charitable Remainder
Trust

Darald Libby                  Market Manager          9.21%
Charitable Remainder
Unit Trust

George Berman                 Market Manager          8.21%
Charitable Remainder
Trust

Sanford Lugar                 Market Manager          6.58%

Ivan DeAnda                   Growth Opportunity      5.89%


   In addition, as of December 31, 1998 the General Account of Golden American owned 9.83% of the shares of the Emerging Markets Portfolio, 53.74% of the Growth Opportunities Portfolio; 41.91% of the Developing World Portfolio.

THE MANAGEMENT AGREEMENT

   Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolio pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep, N.V. ("ING"). DSI is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer.

   The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is an indirect wholly owned subsidiary of Equitable of Iowa.

   Pursuant to the Management Agreement, the Manager, subject to the direction of the Board of Trustees, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law;
(iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in he Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

   The Manager shall make its officers and employees available to the Board of Trustees and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

   Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.

   The Management Agreement shall continue in effect until October 24, 1999, and from year to year thereafter, provided such continuance after August 13, 1998 is approved annually by (i) the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of any such party. The Management Agreement, dated October 24, 1997, was approved by shareholders at a meeting held on October 9, 1997, and was approved by the Board of Trustees, including the Trustees who are not parties to the Management Agreement or interested persons of such parties, at a meeting held on _____________________. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

   Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

   Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal year ended December 31, 1998 were as follows: Equity Income Portfolio--$____________ ; Strategic Equity Portfolio (commencement of operation October 2, 1995)--$ ____________ ; Fully Managed Portfolio--$____________; Limited Maturity Bond Portfolio--$____________; Hard Assets Portfolio--$____________ ; Real Estate Portfolio--$____________; All-Growth Portfolio-- $____________; Capital Appreciation Portfolio--$____________; Rising Dividends Portfolio--$____________; Emerging Markets Portfolio-- $____________ ; Liquid Asset Portfolio--$____________; and Value Equity Portfolio--$____________ and the Market Manager Portfolio-- $____________. Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal year ended December 31, 1997 were as follows: Equity Income Portfolio--$2,635,937; Strategic Equity Portfolio --$349,342; Fully Managed Portfolio-- $1,489,989; Limited Maturity Bond Portfolio--$454,759; Hard Assets Portfolio--$462,391; Real Estate Portfolio--$610,484; All-Growth Portfolio--$730,308; Capital Appreciation Portfolio--$1,664,222; Rising Dividends Portfolio --$1,794,223; Emerging Markets Portfolio--$845,128; Liquid Asset Portfolio--$289,064; Small Cap Portfolio--$472,567; Value Equity Portfolio--$591,757; Managed Global Portfolio--$1,238,851 and Market Manager Portfolio--63,228. Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust)for the fiscal year ended December 31, 1996 were as follows: Equity Income Portfolio--$2,892,936; Strategic Equity Portfolio--$195,979; Fully Managed Portfolio--$1,266,104; Limited Maturity Bond Portfolio--$497,345; Hard Assets Portfolio--$362,600; Real Estate Portfolio--$371,844; All-Growth Portfolio--$910,039; Capital Appreciation Portfolio--$1,335,410; Rising Dividends Portfolio--$989,772; Emerging Markets Portfolio-- $791,005; Liquid Asset Portfolio--$240,479; Small Cap Portfolio--$180,699 and Value Equity Portfolio--$379,126.

   For the period from September 1, 1996 to December 31, 1996 the Managed Global Portfolio paid the Manager fees of $349,038. For the period from January 1 through August 30, 1996 and the fiscal year ended December 31, 1995, the predecessor of the Managed Global Portfolio of the Portfolio paid management fees of $211,615, and $293,930, respectively.
PORTFOLIO MANAGERS

   The Trust, DSI, and each Portfolio Manager entered into Portfolio Management Agreements dated and effective as of October 24, 1997. The Portfolio Management Agreements were approved by the Trustees of the Trust at a meeting held on _________________ and were approved by shareholders of each Portfolio of the Trust at a meeting held on
_________________.

   Pursuant to the separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee at annual rates which are expressed as percentages of the average daily net assets of each Portfolio. For the fiscal year ended December 31, 1998, the Manager (and not the Trust) paid the Portfolio Managers the following amounts: Zweig Advisors Inc.--$ _________ for the Equity Income Portfolio and $______ for the Strategic Equity Portfolio (operation commencement from October 2, 1995); T. Rowe Price Associates, Inc.--$_________ for the Fully Managed Portfolio; Bankers Trust Company-- $_________ for the Limited Maturity Bond Portfolio, $_________ for the Emerging Markets Portfolio, $________ for the Liquid Asset Portfolio and $_________ for the Market Manager Portfolio; Van Eck Associates Corp.-- $_________ for the Hard Assets Portfolio; Chancellor LGT Asset Management, Inc.--$_________ for the Capital Appreciation Portfolio; Kayne, Anderson Investment Management, L.P.--$_________ for the Rising Dividends Portfolio; EII Realty Securities, Inc.--$__________ for the Real Estate Portfolio; Eagle Asset Management, Inc.--$________ for the Value Equity Portfolio; and Warburg, Pincus Counsellors, Inc.--$________ for the All-Growth Portfolio. For the fiscal year ending December 31, 1997, the Manager (and not the Trust) paid the Portfolio Managers the following amounts: Zweig Advisors Inc.--$1,339,369 for the Equity Income Portfolio and $200,373 for the Strategic Equity Portfolio; T. Rowe Price Associates, Inc.--$757,091 for the Fully Managed Portfolio; Putnam Investment Management, Inc.--$462,738 for the Emerging Markets Portfolio and $664,883 for the Managed Global Portfolio; Van Eck Associates Corp.--$234,949 for the Hard Assets Portfolio; Chancellor LGT Asset Management Inc. --$845,622 for the
Capital Appreciation Portfolio; Kayne Anderson Investment Management, L.P.--$911,678 for the Rising Dividends Portfolio; EII Realty Securities, Inc.--$310,198 for the Real Estate Portfolio; Eagle Asset Management, Inc.--$301,429 for the Value Equity Portfolio; and Pilgrim Baxter & Associated, Ltd.-- $396,195 for the All-Growth Portfolio; Equitable Investment Services, Inc.--$84,766 for Liquid Assets Portfolio, $198,601 for Limited Maturity Bond Portfolio and $31,614 for Market Manager Portfolio; and Fred Alger Management, Inc.--$240,119 for Small Cap Portfolio. For the fiscal year ended December 31, 1996, the Manager (and not the Trust) paid the Portfolio Managers the following amounts: Zweig Advisors Inc.--$1,458,329 for the Equity Income Portfolio and $98,793 for the Strategic Equity Portfolio; T. Rowe Price Associates, Inc.--$638,243 for the Fully Managed Portfolio; Bankers Trust Company--$395,503 for the Emerging Markets Portfolio and $28,992 for the Market Manager Portfolio; Van Eck Associates Corp.--$182,786 for the Hard Assets Portfolio; Chancellor LGT Asset Management Inc. --$673,180 for the Capital Appreciation Portfolio; Kayne Anderson Investment Management, L.P.-- $498,776 for the Rising Dividends Portfolio; EII Realty Securities, Inc.- -$187,447 for the Real Estate Portfolio; Eagle Asset Management, Inc. --- $191,117 for the Value Equity Portfolio; and Warburg, Pincus Counsellors,

Inc.--$458,750 for the All-Growth Portfolio. For the fiscal period of September 1, 1996 to December 31, 1996 the Manager (and not the Trust) paid Warburg, Pincus Counsellors, Inc. $170,010 on behalf of the Managed Global Portfolio. For the fiscal period January 1, 1996 to August 31, 1996, Warburg, Pincus Counsellors, Inc. received $317,424 from the predecessor and the Managed Global Portfolio. For the fiscal period of January 1, 1996 to August 12, 1996 the Manager paid Bankers Trust Company $44,413 for the Liquid Asset Portfolio and $135,897 for the Limited Maturity Bond Portfolio. For the fiscal period of August 13, 1996 to December 31, 1996 the Manager paid Equitable Investment Services, Inc. $28,206 for the Liquid Asset Portfolio and $79,768 for the Limited Maturity Bond Portfolio.

DISTRIBUTION OF TRUST SHARES

   DSI serves as the Portfolio's Distributor. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares.
PURCHASES AND REDEMPTIONS

   For information on purchase and redemption of shares, see "Purchase of Shares" and "Redemption of Shares" in the Prospectuses. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment beyond seven days for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.
If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.


                  PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

   Investment decisions for each Portfolio are made by its Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

   The Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio.

BROKERAGE AND RESEARCH SERVICES

   The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

   It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio to the Portfolio Manager is not reduced because the Portfolio Manager and its affiliates receive such services.

   As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, a disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

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   A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

   Pursuant to rules of the Securities and Exchange Commission, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

   Securities and Exchange Commission rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Trustees has adopted procedures for evaluating the reasonableness of commissions paid to broker-dealers that are affiliated with Portfolio Managers or to Portfolio Managers that are broker-dealers and will review these procedures periodically. Watermark Securities, Inc., Zweig Securities Corp., KA Associates, Inc., Raymond James & Associates, Inc., and Fred Alger & Company, Incorporated are registered broker-dealers, and each is an affiliate of a Portfolio Manager. Certain affiliates of Robert Fleming Holdings Limited and Jardine Fleming Group Limited are broker-dealers affiliated with T. Rowe Price Associates, Inc. Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

   For the fiscal year ended December 31, 1998, the Equity Income Portfolio, Strategic Equity Portfolio, Fully Managed Portfolio, Limited Maturity Bond Portfolio, Emerging Markets Portfolio, Liquid Asset Portfolio, Market Manager Portfolio, Hard Assets Portfolio, Real Estate Portfolio, Capital Appreciation Portfolio, Rising Dividends Portfolio, Value Equity Portfolio and All-Growth Portfolio paid brokerage commissions of $___________________________________________________,
respectively. The Equity Income Portfolio paid brokerage commissions of $______ ( ____% of its total brokerage commissions) to Watermark Securities, Inc. The Market Manager Portfolio paid brokerage commissions of $_____ ( ____% of its total brokerage commissions) to BT Brokerage Corporation. The Value Equity Portfolio paid brokerage commissions of $___ ( ____% of its total brokerage commissions) to Raymond James & Associates, Inc.

   For the fiscal year ended December 31, 1997, the Equity Income Portfolio, Strategic Equity Portfolio, Fully Managed Portfolio, Limited Maturity Bond Portfolio, Emerging Markets Portfolio, Liquid Asset Portfolio, Market Manager Portfolio, Hard Assets Portfolio, Real Estate Portfolio, Capital Appreciation Portfolio, Rising Dividends Portfolio, Value Equity Portfolio, Managed Global Portfolio, All-Growth Portfolio and Small Cap Portfolio paid brokerage commissions of $315,130, $82,710, $113,636, $0, $614,405, $0, $0, $249,483, $112,726, $174,820, $163,515,
$219,706, $811,015, $231,719, and $150,934, respectively.  The Equity
Income Portfolio and Strategic Equity Portfolio paid brokerage commissions of $33,263 and $1,788 (10.55% and 2.16% of its total brokerage commissions), respectively, to Zweig Securities. The Value Equity Portfolio paid brokerage commissions of $13,239 (6.03% of its total brokerage commissions) to Raymond James & Associates, Inc. The Hard Assets Portfolio paid brokerage commissions of $900 (0.36% of its total

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brokerage commissions) to Raymond James & Associates, Inc.  The
Small Cap Portfolio paid brokerage commissions of $150,041 (99.41% of its total brokerage commissions) to Fred Alger.

   For the fiscal year ended December 31, 1996, the Equity Income Portfolio, Strategic Equity Portfolio, Fully Managed Portfolio, Limited Maturity Bond Portfolio, Emerging Markets Portfolio, Liquid Asset Portfolio, Market Manager Portfolio, Hard Assets Portfolio, Real Estate Portfolio, Capital Appreciation Portfolio, Rising Dividends Portfolio, Value Equity Portfolio, Managed Global Portfolio, and All-Growth Portfolio paid brokerage commissions of $472,297, $55,015, $127,213, $0, $541,589, $0, $0, $138,086, $52,435, $188,794, $72,044,
$121,872,$191,843, and $333,960, respectively. The Equity Income Portfolio paid brokerage commissions of $42,834 (9.07% of its total brokerage commissions) to Zweig Securities. The Value Equity Portfolio paid brokerage commissions of $2,550 (2.09% of its total brokerage commissions) to Raymond James & Associates, Inc. The Capital Appreciation Portfolio paid brokerage commissions of $1,920 (1.02% of its total brokerage commissions) to Raymond James & Associates, Inc. The Fully Managed Portfolio paid brokerage commissions of $150 (0.12% of its total brokerage commissions) to Raymond James & Associates, Inc. The Hard Assets Portfolio paid brokerage commissions of $150 (0.11% of its total brokerage commissions) to Raymond James & Associates, Inc. The Small Cap Portfolio paid brokerage commissions of $33,058 (78.34% of its total brokerage commissions) to Fred Alger. The Emerging Markets Portfolio paid brokerage commissions of $64,131 and $2,113 (11.84% and 0.39% of its total brokerage commissions) to Jardine Fleming and Robert Fleming, respectively. The Managed Global Portfolio paid brokerage commissions of $3,041 (1.59% of its total brokerage commissions) to Jardine Fleming. The Strategic Equity Portfolio paid brokerage commissions of $435 (0.79% of its total brokerage commissions) to Zweig Securities.

                             NET ASSET VALUE

   As indicated under "Net Asset Value" in the Prospectuses, the Portfolio's net asset value per share for the purpose of pricing purchase and redemption orders is determined at or about 4:00 P.M., New York City time, on each day the New York Stock Exchange is open for trading, exclusive of federal holidays.

   The Liquid Asset Portfolio's portfolio securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

   The Securities and Exchange Commission's regulations require the Liquid Asset Portfolio to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between

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the two.  The Portfolio also is
required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less to maturity) and to invest only in securities determined by the Portfolio Manager under procedures established by the Board of Trustees to be of high quality with minimal credit risks.


                         PERFORMANCE INFORMATION

   The Trust may, from time to time, include the current yield and effective yield of its Liquid Asset Portfolio, the yield of the remaining Portfolios, and the total return of all Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Portfolio offer their shares.

   Current yield for Liquid Asset Portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro- rata share of Portfolio expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Liquid Asset Portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [((Base Period Return) + 1) ^ 365/7] - 1

   Quotations of yield for the remaining Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the Securities and Exchange Commission), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                   YIELD = 2 [((a-b)/cd  + 1)^6 - 1]

     where,

          a = dividends and interest earned during the period,

          b = expenses accrued for the period (net of reimbursements),

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

          d = the maximum offering price per share on the last day of the period.

   Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 +
T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

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   For the period of January 3, 1989 (inception of the Trust) to December
31, 1998 and for the five- and one-year periods ended December 31, 1998 the average annual total return for each Portfolio was as follows:
_____________%, and _____% for the Equity Income Portfolio; _____%,
_____%, and _____% for the Fully Managed Portfolio; _____%, _____%, and
_____% for the Limited Maturity Bond Portfolio; _____%, _____%, and
_____% for the All-Growth Portfolio; _____%, _____%, and _____% for the Real Estate Portfolio; _____%, _____%, and _____% for the Hard Assets Portfolio; and _____%, _____%, and _____% for the Liquid Asset Portfolio. For the period of May 4, 1992 (inception of the Capital Appreciation Portfolio) to December 31, 1998 and for the five- and one-year period ended December 31, 1997, the average total return for the Capital Appreciation Portfolio was _____%, _____%, and _____%. For the period of October 1, 1993 (inception of the Rising Dividends and Emerging Markets Portfolio) to December 31, 1998 and for the one-year period ended
December 31, 1998, the average total return for the Rising Dividends Portfolio was _____% and _____% and the average annual total return for the Emerging Markets Portfolio was _____% and _____%. For the period of November 14, 1994 (inception of the Market Manager Portfolio) to December 31, 1997 and for the one-year period ended December 31, 1998, the average total return for the Market Manager Portfolio was _____% and _____%. For the period of January 1, 1995 (inception of the Value Equity Portfolio) to December 31, 1998 and for the one-year period ended December 31, 1998, the average total return for the Value Equity Portfolio was _____% and _____%. For the period of October 2, 1995 (inception of the Strategic Equity Portfolio) to December 31, 1998 and for the one-year period ended December 31, 1998, the average total return for the Strategic Equity Portfolio was _____% and _____%. For the period ended January 3, 1996 (inception for the Small Cap Portfolio) to December 31, 1997, and for the one-year period ended December 31, 1998 the total return for the Small
Cap Portfolio was _____% and _____%.

   The Managed Global Portfolio is a successor to the Managed Global Account of Separate Account D of Golden American. As of September 3, 1996, the investment-related assets of the Managed Global Account of Separate Account D were transferred to a newly created division of Separate Account B of Golden American. Simultaneously, Separate Account B exchanged the investment-related assets for shares of the Managed Global Portfolio, a newly created Portfolio of the Trust. The following information regarding average total return is restated from the Managed Global Account of Separate Account D. The total return figures reflect the deduction of certain expenses, including the management fees, custodian fees, fees of the Board of Governors of Separate Account D, and other expenses. For the period of October 21, 1992 (commencement of operations) to December 31, 1997 and for the five- and one-year period ended December 31, 1998, the average total return for the Managed Global Portfolio was _____%, _____% and _____%, respectively.

   Each Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

   Beta is a historical measure of a portfolio's market risk; a Beta of
1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

   Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Lehman Brothers Government Bond Index, the Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the

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Salomon High   Yield Index, or other indexes that
measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

   In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

   In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account.
Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


                                  TAXES

   Shares of the Portfolios are offered only to the Separate Accounts that fund Variable Contracts. See the respective prospectuses for the Variable Contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the Variable Contracts and the holders thereof.

   Each Portfolio has qualified, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable

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year at least 90% of its investment company taxable income
(consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

   Each Portfolio must, and intends to also comply with, the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

   If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

   Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to certain Portfolios whose only shareholders are segregated asset accounts of life insurance companies
held in connection with Variable Contracts.   To avoid the excise tax,
each Portfolios that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

   The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and

                                   72
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forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

   Foreign Investments -- Portfolios investing in foreign securities or currencies include may be required to pay withholding, income or other taxes to foreign governments or U.S. possession. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

   The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

   The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.


                            OTHER INFORMATION

CAPITALIZATION

   The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988 and currently consists of twenty-four Portfolios. The twenty-three Portfolios that are discussed in this Statement of Additional Information and accompanying prospectuses and a Portfolio that is described in an additional prospectus and statement of additional information are operational. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders, the Separate Accounts. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.

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   On January 31, 1992, the name of the Trust was changed to The GCG
Trust. Prior to that change, the name of the Trust was The Specialty Managers Trust.

VOTING RIGHTS

   Shareholders of the Portfolio are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

   Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

CUSTODIAN AND OTHER SERVICE PROVIDERS

   The Custodian for the Portfolio is Bankers Trust Company, 280 Park Avenue, New York, New York 10017. First Data Investors Services Group of First Data Corporation, One Exchange Place, 4th Floor, Boston, MA 02109, provides administrative and portfolio accounting services for all Portfolio.

INDEPENDENT AUDITORS

   Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116-5072, serves as independent auditors for the Trust.

COUNSEL

   Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, NW,
Washington, D.C. 20004-2440 serves as counsel to the Trust.

REGISTRATION STATEMENT

   This Statement of Additional Information and the Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

   The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

   Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

   The Trust's audited financial statements dated December 31, 1998 for all Portfolios except The Fund For Life Portfolio, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Trust's Annual Report dated as of December 31, 1998.

                 APPENDIX 1: DESCRIPTION OF BOND RATINGS


   Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

   Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

   Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

   Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

   AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

   S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                          PROSPECTUS #3
                         THE FUND FOR LIFE

THE  GCG  TRUST

PROSPECTUS
___________ ____, 1999





THE  FUND  FOR  LIFE  SERIES






























THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
FOR THE SEPARATE ACCOUNT.  BOTH PROSPECTUSES SHOULD BE READ
CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

-------------------------------------------------------------------------
                           TABLE OF CONTENTS
-------------------------------------------------------------------------

                                                              PAGE

     INTRODUCTION ..........................................
      Investing Through Your Variable Contract .............
      Why Reading This Prospectus is Important .............
      Non-Principal Investments and Strategies .............
      Temporary Defensive Positions ........................
      Additional Information about the Portfolio ...........
      Performance Information ..............................
      The Year 2000 ........................................

     THE PORTFOLIO AT A GLANCE .............................

     FINANCIAL HIGHLIGHTS ..................................

     DESCRIPTION OF THE PORTFOLIO ..........................

     MANAGEMENT OF THE TRUST ...............................
      The Adviser ..........................................
      Portfolio Manager ....................................
      Distributor ..........................................
      Expenses .............................................
      Portfolio Transactions ...............................

     SHARE PRICE ...........................................

     TAXES AND DISTRIBUTION ................................

     MORE INFORMATION ......................................
      Additional Investment Strategies .....................
      Portfolio Turnover ...................................
      Legal Counsel ........................................
      Independent Auditors .................................
      Year 2000 ............................................



AN INVESTMENT IN THE FUND FOR LIFE PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

-------------------------------------------------------------------------
                             INTRODUCTION
-------------------------------------------------------------------------
[Section is in two-column format.]

INVESTING THROUGH YOUR VARIABLE CONTRACT
Shares of the Fund For Life Portfolio of the GCG Trust currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies as funding choices for variable annuity contracts ("Variable Contracts"). Assets in the Separate Account are invested in shares of the Portfolio based on your allocation instructions. You do not deal directly with the Portfolio to purchase or redeem shares. The accompanying Separate Account prospectus describes your rights as a Variable Contract owner.

WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, risks and strategy of the Portfolio. Reading the prospectus will help you to decide whether the Portfolio is the right investment for you. We suggest that you keep this prospectus and the prospectus for the Separate Account for future reference.

NON-PRINCIPAL INVESTMENTS AND STRATEGIES
This prospectus does not describe non-principal investments and strategies which are available to, but are not the principal focus of, the Portfolio. The types of investments and strategies are identified and discussed, together with their limitations and risks, in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS
This prospectus does not describe temporary defensive positions. The Portfolio may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While the Portfolio invests defensively, it may not be able to pursue its investment objective. The types of defensive positions in which the Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO
The Statement of Additional Information (dated ________ __, 1999) about the Portfolio is made a part of this prospectus. It contains other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or visiting the Securities and Exchange Commission's website (www.sec.gov).

PERFORMANCE INFORMATION
The performance information presented for the Portfolio does not include insurance-related charges. Thus, you should not compare the Portfolio's performance directly with performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

THE YEAR 2000
The Trust could be adversely affected if the computer systems used by the Trust's investment adviser and the Trust's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The Trust's investment adviser and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Trust invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the Trust's investments and its share.

AN INVESTMENT IN THE FUND FOR LIFE PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

-------------------------------------------------------------------------
                     PORTFOLIO  AT  A  GLANCE
-------------------------------------------------------------------------

THE  FUND  FOR  LIFE  PORTFOLIO

INVESTMENT  High total investment return (capital appreciation and
OBJECTIVE   current income) consistent with prudent investment risk
            and a balanced investment approach.

PRINCIPAL   The Portfolio invests primarily in shares of other
INVESTMENT  mutual funds.  Under the Portfolio's allocation
STRATEGY    strategy, investments are allocated between two asset
            classes of mutual funds:

               o 70% of the Portfolio's assets in mutual funds investing primarily in equity securities
                  (including 10% in equity securities of foreign issuers)

               o 30% of the Portfolio's assets in mutual funds investing primarily in debt securities rated at least investment grade.

            The Portfolio Manager believes that such asset allocation strategy provides the majority of investment return that would otherwise be obtained by investing exclusively in common stocks, yet with significantly lower volatility.

PRINCIPAL   Like all funds, an investment in the Portfolio involves
RISKS       risk.  Investment in the Portfolio is not insured against
            loss of principal. We cannot assure that the Portfolio will achieve its investment objective. Investing in shares of the Portfolio should not be considered a complete investment program. The share value of the Portfolio will rise and fall.

            An investment in the Portfolio is subject to the following principal risks described under "Description of the Portfolio":

               o  MANAGER RISK

               o  LIQUIDITY RISK

               o  DIVERSITY RISK

            Because the Portfolio invests in underlying mutual funds, the Portfolio is subject to the risks associated with the investment activities of the underlying mutual funds. The following principal risks are described under "Description of the Portfolio":

                 Principal risk associated with equity securities:

                    o  MARKET AND COMPANY RISK

                 Principal risk associated with international investments:

                    o  FOREIGN INVESTMENT RISK

                 Principal risk associated with debt securities:

                    o  INCOME RISK      o  INTEREST RATE RISK

                    o  CREDIT RISK      o  CALL RISK

            Because of these risks, your investment could lose or not make any money.

-------------------------------------------------------------------------
               PORTFOLIO  AT  A  GLANCE (CONTINUED)
-------------------------------------------------------------------------

PERFORMANCE The value of your share in the Portfolio will fluctuate depending on the investment performance of the Portfolio. The following chart shows the variability of the Portfolio's returns for the indicated time periods, and the accompanying table shows the average annual total return for the indicated time periods as compared to the applicable market indices. The average annual total returns below include reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate future results.

[[Performance Bar Chart Follows:]


                    FUND FOR LIFE -- ANNUAL TOTAL RETURN

Year     1993    1994    1995    1996    1997    1998
          8.42%  -2.15%  18.79%  10.57%  14.58%  [   ]


   |-------------------------------------------------|  |--------------------|
   |  AVERAGE ANNUAL TOTAL RETURN AS COMPARED TO     |  |     BEST QUARTER   |
   |                MARKET INDEX                     |  |--------------------|
   |-------------------------------------------------|  |  ________ XX, 19XX |
   |                         1 YEAR  5 YEAR   3/1/93 |  |       ___ %        |
   |                                      (INCEPTION)|  |                    |
   |  Portfolio's Average                            |  |                    |
   |    Annual Total Return                          |  |--------------------|
   |  Standard & Poor's                              |  |    WORST QUARTER   |
   |    500 Index                                    |  |--------------------|
   |  Standard & Poor's                              |  |                    |
   |    Midcap 400 Index                             |  |  ________ XX, 19XX |
   |  Russell Midcap                                 |  |       ___ %        |
   |                                                 |  |                    |
   |-------------------------------------------------|  |--------------------|


            The Portfolio commenced operations in March, 1993. The average annual return for year 1993 as shown is not annualized.

            Directed Services, Inc. manages the Portfolio.

-------------------------------------------------------------------------
                         FINANCIAL  HIGHLIGHTS
-------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the Portfolio's financial performance for the past 5 years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, are included in the annual report, which is available upon request.



                                              FUND FOR LIFE PORTFOLIO *
---------------------------------------------------------------------------------------
                                                     YEAR ENDED
---------------------------------------------------------------------------------------
                                      12/31/98  12/31/97# 12/31/96  12/31/95  12/31/94
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $         $ 7.61    $10.95    $ 9.23    $10.51
                                       ------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income(Loss)                       0.03      0.01     (0.24)     0.44
 Net Realized and Unrealized
    Gain(Loss) on Investments                      1.09      0.88      1.98     (0.67)
                                       ------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS                 1.12      0.89      1.74     (0.23)
---------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income              0.13      0.00      0.02     0.44
 Distributions from Capital Gains                  1.35      4.23      0.00     0.61
                                       ------------------------------------------------
  TOTAL DISTRIBUTIONS                              1.48      4.23      0.02      1.05
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $         $7.25     $ 7.61    $10.95    $ 9.23
=======================================================================================
TOTAL RETURN                                      14.58%    10.57%    18.79%    (2.15)%
=======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)   $         $  202    $  201    $  333    $1,346
Ratio of Operating Expenses to
    Average Net Assets                             2.50%     2.56%     4.25%     1.84%
 Decrease Reflected in Above
 Expense Ratio Due to
 Expense Limitations                              12.06%     9.45%     0.68%       --
Ratio of Net Investment Income
    to Average Net Assets                          0.40%     0.10%    (2.32%)    2.23%
Portfolio Turnover Rate                            8.94%     6.87%     5.68%    13.06%
---------------------------------------------------------------------------------------

 * The Fund For Life Portfolio commenced operations on March 1, 1993. ** Not annualized
 # Per share data numbers have been calculated using the average share method.

-------------------------------------------------------------------------
                    DESCRIPTION  OF  THE  PORTFOLIO
-------------------------------------------------------------------------

THE  FUND  FOR  LIFE  PORTFOLIO

PORTFOLIO
MANAGER     Directed Services, Inc.

INVESTMENT  High total investment return (capital appreciation and
OBJECTIVE   current income) consistent with prudent investment risk
            and a balanced investment approach.

PRINCIPAL   The Portfolio invests primarily in other mutual funds.
INVESTMENT  The Portfolio uses an allocation strategy that emphasizes
STRATEGY    mutual funds that invest primarily in domestic equity
            securities, while also allocating a portion of the Portfolio's assets to mutual funds that invest in international equity securities and a portion of the Portfolio's assets to mutual funds that invest primarily in debt securities rated at least investment grade. The
            Portfolio invests only in mutual funds that are not affiliated with the Portfolio or the Portfolio Manager.

            Toward this end, the Portfolio allocates its assets among the following three general classifications:

               o EQUITY FUNDS. Approximately 60% of the Portfolio's assets will be invested in mutual funds that seek growth, growth and income, capital appreciation, or a similar objective or objectives, primarily through investment in domestic equity securities under normal circumstances.

               o INTERNATIONAL EQUITY FUNDS. Approximately 10% of the Portfolio's assets will be invested in mutual funds that seek growth, growth and income, capital appreciation, or a similar objective or objectives, primarily through investment in equity securities that may be from issuers domiciled or traded in countries outside of the United States.

               o INCOME FUNDS. Approximately 30% of the Portfolio's assets will be invested in mutual funds that seek as their objective income, growth, or total return primarily through investment in debt securities that are rated investment grade or better.

            The Portfolio normally maintains the allocation of its assets among the three classifications indicated above, but may vary the percentages to respond to market conditions.

            The Portfolio Manager believes that the allocation strategy provides the majority of investment return that would otherwise be obtained by investing exclusively in common stocks, yet with significantly lower volatility. The Portfolio Manager also believes that with the increasing globalization of securities markets, investors should have some exposure to foreign stock markets. The Portfolio Manager selects mutual funds that have had the best performance within their classification, as measured over time periods deemed appropriate by the Portfolio Manager. The Portfolio normally invests in 10-15 mutual funds. The Portfolio generally may not purchase or invest in securities of any investment company if, as a result, the Portfolio and all of its affiliates, would own more than 3% of the total outstanding stock of that company.

            The Portfolio may invest in underlying mutual funds that are both diversified and non-diversified. A non-diversified mutual fund may invest more than 5% and up to 25% of its assets in the securities of one issuer. The Portfolio itself is classified as diversified under the Investment Company Act of 1940.

PRINCIPAL   Like all funds, an investment in the Portfolio involves
RISKS       risk.  Investment in the Portfolio is not insured against
            loss of principal. We cannot assure that the Portfolio will achieve its investment objective. Investing in shares of the Portfolio should not be considered a complete investment program. The share value of the Portfolio will rise and fall.

            An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. The Portfolio Manager and the investment advisers of the underlying mutual funds may do a mediocre or poor job in selecting securities.

               o LIQUIDITY RISK. The 1940 Act provides than an underlying mutual fund whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the mutual fund's outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of a mutual fund's outstanding securities therefore will be considered not readily marketable, and these securities together with other illiquid securities may not, exceed 15% of the Portfolio's assets.

               o DIVERSITY RISK. The Portfolio may invest in shares of mutual funds that are both diversified and non-diversified. Non-diversified funds are permitted to invest a greater proportion of their assets in the securities of a smaller number of issuers, and may be more susceptible to any single economic, political or regulatory occurrence.

            Because the Portfolio invests in underlying mutual funds, the Portfolio is subject to the following principal risks associated with the investment activities of the underlying mutual funds:

               o  PRINCIPAL RISK ASSOCIATED WITH EQUITY SECURITIES:

                    o MARKET AND COMPANY RISK. The price of a security held by an underlying mutual fund may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical, returns from a particular stock market segment in which the mutual fund may invest may still trail returns from the overall stock market.

               o  PRINCIPAL RISK ASSOCIATED WITH INTERNATIONAL
                  INVESTMENTS:

                    o FOREIGN INVESTMENT RISK. In many foreign countries there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the underlying mutual fund may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                       The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms U.S.

                       dollar-denominated securities
                       of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

               o  PRINCIPAL RISK ASSOCIATED WITH DEBT SECURITIES:

                    o INCOME RISK. The underlying mutual fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income.

                    o INTEREST RATE RISK. This is the risk that bond prices overall will decline over short or even extended periods due to rising interest rates. Interest rate risk is generally modest for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds. A bond's duration measures its sensitivity to changes in interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change.

                    o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results.

                    o CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

            Because of these risks, your investment could lose or not make any money.

MORE ON THE The Trust has retained Directed Services, Inc. ("DSI") as
PORTFOLIO   Portfolio Manager to manage the assets of the Portfolio
MANAGER     and to act as administrator to the Portfolio.  DSI is a
            subsidiary of ING Groep N.V.  The address of DSI is 1475
            Dunwoody Drive, West Chester, Pennsylvania 19380.

            The following person at DSI is primarily responsible for the day-to-day investment decisions of the Portfolio:

            Name                        Name and Recent Business Experience
            ----                        ------------------------------------

            Christopher W. Smythe       Vice President

                                        Mr. Smythe has been employed as Vice
                                        President at DSI for the past 2 years.
                                        Prior to date, he was employed as
                                        Assistant Vice President at PNC Bank.

            DSI also serves as manager and administrator to the GCG Trust and is the principal underwriter and distributor of the Variable Contracts issued by Golden American Life Insurance Company. For more information, please refer to "Management of the Trust."

-------------------------------------------------------------------------
                      MANAGEMENT  OF  THE  TRUST
-------------------------------------------------------------------------

THE ADVISER Directed Services, Inc. ("DSI") is the overall adviser to the GCG Trust. The Trust is an open-end management investment company organized as a Massachusetts business trust. DSI is a New York corporation and is a wholly owned subsidiary of ING Groep N.V. ("ING"). DSI is registered with the SEC as an investment adviser and a broker-dealer. DSI is the principal underwriter and distributor of the Variable Contracts that Golden American Life Insurance Company ("Golden American") issues. Golden American is a stock life insurance company organized under the laws of the State of Delaware and a subsidiary of ING.

            DSI performs the activities described above in this Prospectus and below under the caption "Distributor."
            The Trust pays DSI, as portfolio manager, for management services a monthly fee at an annual rate of 0.10% of the average daily net assets of the Portfolio. DSI is currently waiving the management fee.

            DSI also provides administrative services necessary for the Trust's operation and furnishes or procures on behalf of the Trust and the Portfolio the services and information necessary to the proper conduct of the Portfolio's business. As administrator, DSI also liaisons among the various service providers to the Portfolio. DSI is also responsible for ensuring that the Portfolio is operated in compliance with applicable legal requirements. The Trust pays DSI, as administrator, for administrative services a monthly fee at an annual rate of 0.20% of the average daily net assets of the Portfolio. DSI is currently providing (non-advisory) management and administrative services to the other operational portfolios of the Trust.

DISTRIBUTOR DSI acts as distributor of shares of the Portfolio, in addition to serving as manager and administrator. As distributor, DSI is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., and acts as distributor without remuneration from the Trust.

EXPENSES Investors in the Portfolio bear not only a proportionate share of the expenses of the Portfolio (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds. Shareholders also bear their proportionate share of any sales charges incurred by the Portfolio related to the purchase of shares of the mutual funds. In addition, shareholders of the Portfolio may indirectly bear expenses paid by a mutual fund related to the distribution of its shares. For the fiscal year ended December 31, 1998, total expenses paid by the Portfolio were ____% of average net assets.

OTHER       The Trust bears all costs of its operations other than
EXPENSES    expenses specifically borne by DSI. See "Management of
            the Trust" in the Statement of Additional Information.
            Trust expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated among all the portfolios of the Trust. The
            Trust reimburses DSI for the Portfolio's organizational expenses that DSI advanced.

PORTFOLIO   DSI, as portfolio manager, places orders for the purchase
TRANSACTIONS and sale of no-load mutual funds for the Portfolio's account directly with the mutual fund. Purchase and sale orders of load mutual funds may be placed with DSI, as the distributor, although other brokers or dealers may be selected at the discretion of DSI. Purchase order for certain money market instruments may be placed directly with the issuer.

            DSI, as distributor, may also assist in the execution of the Portfolio's transactions to purchase underlying fund shares for which it may receive distribution payments from the mutual funds or their distributors in accordance with the distribution plans of those funds.

            The Portfolio has no restrictions on portfolio turnover, although its annual turnover rate is not expected to exceed 100%. A 100% annual portfolio turnover rate would occur if each security in the Portfolio (other than securities with less than one year remaining to maturity) was replaced once during the year. If the Portfolio purchases shares of load funds, a higher turnover rate would result in correspondingly higher sales loads paid by the Portfolio. There is no limit on the portfolio turnover rates of the mutual funds in which the Portfolio may invest.


-------------------------------------------------------------------------
                             SHARE  PRICE
-------------------------------------------------------------------------

NET ASSET
VALUE The net asset value per share of the Portfolio is calculated at or about 4:00 p.m. (New York City time), Monday through Friday, on each day that the New York Stock Exchange is open for trading, exclusive of federal holidays. Net asset value per share is calculated by dividing the aggregate value of the Fund's assets less all liabilities by the number of the Portfolio's outstanding shares.

            The assets of the Portfolio consist primarily of the mutual funds, which are valued at their respective net asset values under the 1940 Act. Each mutual fund is required to value securities in its portfolio for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying fund. Money market funds with portfolio securities that mature in one year or less may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost, which approximates market value.

            Other assets of the Portfolio are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Board of Trustees. Securities having 60 days or less remaining to maturity are valued at their amortized cost.


-------------------------------------------------------------------------
                       TAXES  AND  DISTRIBUTION
-------------------------------------------------------------------------

            The GCG Trust pays net investment income, if any, on your shares of each Portfolio annually. Any net realized long-term capital gains for the Portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. We will automatically reinvest any distributions made by the Portfolio in additional shares of that Portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by the Portfolio will reduce the per share net asset value by the per share amount paid.

            The Portfolio has qualified and expect to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended

            ("Code"). As a qualified regulated investment company, the Portfolio is generally not subject to Federal income tax on the part of their investment company taxable income (including any net capital gains) which they distribute to shareholders. It is the Portfolio's intention to distribute all such income and gains.

            Shares of the Portfolio are offered to the Separate Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. Under current tax law, your gains under your Contract are taxed only when you take them out. Contract purchasers should review the Contract prospectus for a discussion of the tax treatment applicable to holders of the Contracts.

            The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolio. You are urged to consult with your tax advisor for more detailed information regarding taxes applicable to the Contracts and the holders thereof.


-------------------------------------------------------------------------
                           MORE  INFORMATION
-------------------------------------------------------------------------

ADDITIONAL The description of the Portfolio in this prospectus does INVESTMENT not describe all of the non-principal investments, STRATEGIES techniques and strategies the Portfolio may use to achieve its investment objective. The Portfolio is not obligated to use any of these techniques or strategies at any given time or under any particular economic condition. For further information on these investments, techniques and strategies, please refer to the Statement of Additional Information.

            The Portfolio may take temporary defensive positions inconsistent with their respective investment policies to adjust their investment exposure during uncertain periods, such as periods when the portfolio manager determines that adverse market, economic, political or other conditions exist. These positions generally involve investing in a manner different than that in which the portfolio invests under normal market conditions. To the extent the Portfolio assumes a temporary investment position, it may not achieve its investment objective. For more detailed information on the Portfolio's temporary defensive positions, please refer to the Statement of Additional Information.

PORTFOLIO   Before investing in the Portfolio, you should review its
TURNOVER    portfolio turnover rate for an indication of the
            potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

            Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period. The portfolio turnover rate for the Portfolio is presented in "Financial Highlights" in this prospectus.

LEGAL COUNSEL Sutherland Asbill & Brennan LLP, 1275 Pennsylvania
            Avenue, N.W., Washington, D.C. 20004-2404 serves as counsel to the GCG Trust.

INDEPENDENT Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116-
AUDITORS    5072 serves as independent auditors of the GCG Trust.

YEAR 2000   Based on a study of its computer software systems and
            hardware, DSI, in conjunction with an affiliate, Golden
            American, have determined their exposure to the year 2000 change of the century date issue. Some of these systems support certain trust operations. The Adviser believes its and Golden American's systems are or will be substantially compliant by year 2000 and has engaged external consultants to validate this assumption. The
            Adviser is in contact with the GCG Trust's third party vendors to ensure that their systems will be substantially compliant by year 2000. To the extent these third parties would be unable to transact business in the year 2000 and thereafter, the GCG Trust's operations could be adversely affected.

  TO  OBTAIN
  MORE
  INFORMATION

                 Two documents are available that offer further information on the Portfolio:

                 ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS. The annual report of the Portfolio include a discussion of the market conditions and investment strategies that significantly affected the
                 Portfolio's performance during the last fiscal year.

                 STATEMENT OF ADDITIONAL INFORMATION.  The
                 Statement of Additional Information contains additional information about the Portfolio. A current Statement of Additional Information has been filed with the Securities and Exchange Commission, and is made a part of this prospectus by reference.

                 To obtain a free copy of these documents or to make inquiries about the Portfolio, please write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov).

                 Information about the GCG Trust can be reviewed and copied at the SEC's Public Reference Room. Information about its operation may be obtained by calling 1-800-SEC-0330. You may obtain copies of reports and other information about the GCG Trust, for payment of a duplication fee, by writing to Public Reference Section of the Commission, Washington, D.C. 20549-6009.



















              GOLDEN AMERICAN LIFE INSURANCE COMPANY
GOLDEN AMERICAN LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED
                      IN WILMINGTON, DELAWARE

   G_______/99                                              811-5629

                              SAI #2
                         THE FUND FOR LIFE

                     THE FUND FOR LIFE
                    1475 DUNWOODY DRIVE
                   WEST CHESTER, PA 19380
                       (800) 366-0066

              STATEMENT OF ADDITIONAL INFORMATION

                          May 1, 1999


     This Statement of Additional Information describes The Fund For Life (the "Fund"), one of the Series of The GCG Trust (the "Trust"). The Trust is an open-end management investment company organized as a Massachusetts business trust. The Fund's Manager is Directed Services, Inc. ("DSI" or the "Manager").

     The Fund's investment objective is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its investment objective by investing in shares of other open-end investment companies--commonly called mutual funds.

     As of the date of this Statement of Additional Information, shares of the Fund are sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts issued by the insurance companies.

     This Statement of Additional Information is intended to supplement the information provided to investors in the Prospectus dated May 1, 1999, of The Fund For Life and has been filed with the Securities and Exchange Commission as part of the Trust's Registration Statement. Investors should note, however, that this Statement of Additional Information is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained free of charge from the Trust at the address and telephone number listed above.

Manager:

Directed Services, Inc.
(800) 447-3644

                       TABLE OF CONTENTS


                                                             Page

INTRODUCTION                                                    1

INVESTMENT POLICIES                                             1
          U.S. Government Securities                            2
          Banking Industry Obligations                          2
          Commercial Paper                                      4
          Corporate Debt Securities                             4
          Repurchase Agreements                                 5
          Illiquid and Restricted Securities                    5
          Foreign Securities                                    6
          Foreign Currency Transactions                         6
          Industry Concentration                                7
          Loans of Portfolio Securities                         7
          Short Sales                                           7
          Options                                               7
          Futures Contracts and Options
           on Futures Contracts                                 8
          Leverage through Borrowing                            9
          Warrants                                              9

INVESTMENT RESTRICTIONS                                        10

MANAGEMENT OF THE TRUST                                        12
          The Management Agreement                             16
          The Administrative Services Agreement                17
          Distribution of Trust Shares                         18
          Purchases and Redemptions                            19

PORTFOLIO TRANSACTIONS                                         19

NET ASSET VALUE                                                21

ADVERTISING                                                    21

TAXATION                                                       22
          Distributions                                        25
          Other Taxes                                          25

OTHER INFORMATION                                              25
          Capitalization                                       25
          Voting Rights                                        26
          Custodian                                            26
          Independent Auditors                                 27
          Counsel                                              27
          Registration Statement                               27

FINANCIAL STATEMENTS                                           27

Appendix A:  Description of Bond Ratings                      A-1

Appendix B:  Securities and Investment Techniques
                   of Underlying Mutual Funds                 B-1

                          INTRODUCTION

     This Statement of Additional Information is designed to elaborate upon the discussion of certain securities and investment techniques which are described in the Prospectus. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Fund's securities and some investment techniques. Some of the Fund's investment techniques are described only in the Prospectus and are not repeated herein. Captions and defined terms in this Statement of Additional Information generally correspond to like captions and terms in the Prospectus.


                      INVESTMENT POLICIES

  FUND INVESTMENTS.  The Fund intends to maintain its assets invested in mutual funds in accordance with the investment program described above. At times, for temporary purposes pending full investment of its assets or to meet anticipated redemptions, the Fund may invest in money market mutual funds or invest directly in (or enter into repurchase agreements with respect to) short-term debt securities, including U.S. Treasury bills and other short-term U.S. Government securities, commercial paper, certificates of deposit, time deposits, and bankers' acceptances. The Fund may not purchase shares of any investment company that is not registered with the Securities and Exchange Commission.

    The Fund will not employ a defensive strategy in response to market or financial conditions, but will attempt to remain as fully invested as practicable in the shares of mutual funds allocated as described above. However, the mutual funds themselves may adopt defensive strategies consistent with their own investment policies. This may result, for example, in the Fund holding underlying funds that, in turn, have committed significant assets to defensive investments so they are not primarily invested in equity or longer-term debt securities in which they would normally be invested.

    The Fund's investments other than mutual funds are more fully described as follows:

U.S. GOVERNMENT SECURITIES. U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored
enterprises   and Federal agencies.  Some obligations of agencies are
supported by  the    full  faith  and  credit  of  the  United  States
or  U.S.  Treasury    guarantees;  others, by the right of the issuer to
borrow  from  the    U.S.  Treasury;  others,  by  discretionary  authority
of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation.  In the case  of
obligations    not  backed  by the full faith and credit of the United
States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the
Federal Home Loan Mortgage Corporation, the Federal Intermediate
Credit Banks, the Federal Land Banks, the Federal National
Mortgage Association and the Student Loan Marketing Association.

U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

BANK   OBLIGATIONS.    These  obligations   include   negotiable
certificates  of  deposit,  bankers'  acceptances,  and  fixed   time
deposits.   The  Fund  limits its investments in United  States  bank
obligations to obligations of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.

Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. The Fund will not invest in fixed-time deposits (i) which are not subject to prepayment; (ii) which mature in more than seven days that are subject to withdrawal penalties upon prepayment; or (iii) which mature from two business days through seven calendar days that provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 15% of its assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (i) the possibility that their liquidity could be impaired because of future political and economic developments;
(ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized;
(v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

The Fund may not invest in fixed time deposits maturing in more than seven calendar days that are subject to withdrawal penalties. Investments in fixed time deposits maturing from two business days through seven calendar days that are subject to withdrawal penalties may not, along with other illiquid securities, exceed 15% of the value of the total assets of the Fund.

    COMMERCIAL PAPER. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes, and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations, and financial institutions, as well as similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Fund must be, at the time of investment, (i) rated "P-1" by Moody's or "A-1" by S&P, (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or (iii) securities which, if not rated, are in the opinion of the Manager of an investment quality comparable to rated commercial paper in which the Fund may invest.

    Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amountsborrowed.
The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement;
and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P; the Fund may invest in them only if the Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which the Fund may invest. Master demand notes are considered by the Fund to have a maturity of one day, unless the Manager has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody's and S&P ratings applicable to commercial paper. See more on "Master Demand Notes" under the same title in Appendix B.

 CORPORATE DEBT SECURITIES. Fund investments in these securities are limited to non-convertible corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which have one year or less remaining to maturity and which are rated "AA" or better by S&P or "Aa" or better by Moody's.

    The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by S&P. Debt obligations rated "Aa" or better by Moody's or "AA" or better by S&P are generally regarded as high-grade obligations and such ratings indicate that the ability to pay principal and interest is very strong.

     After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Manager will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. These agreements may be considered to be loans by the purchaser collateralized by the underlying securities. The Fund may not enter into a repurchase agreement of greater than seven days maturity if, after such investment, the amount of the Fund's total assets in such agreements and other illiquid securities is greater than 15%. In the event of default by the seller under the repurchase agreement, the Fund may experience problems in exercising its rights to the underlying securities and may experience time delays and costs in connection with the disposition of such securities.

    The Fund may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which the Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     ILLIQUID AND RESTRICTED SECURITIES. An underlying fund may invest not more than 15% of its total assets in securities for which there is no readily available market ("illiquid securities"), which would include securities that are illiquid because their disposition is subject to legal restrictions (so-called "restricted securities") and
repurchase  agreements having more than seven days  to  maturity.   A
considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the underlying fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Fund) could decline.

    FOREIGN SECURITIES. An underlying fund may invest up to 100% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S., and foreign auditing, accounting, and financial reporting requirements may not be comparable to those in the U.S. In addition, the value of the underlying fund's foreign securities may be adversely affected by fluctuations in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory or other taxation, exchange controls or other foreign governmental restrictions. Many foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

    The underlying funds will calculate generally their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New
York Stock Exchange is closed). Foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges which may trade on other days (such as Saturday). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Manager does not have access to the underlying funds and shareholders do not have access to the Fund.

    FOREIGN CURRENCY TRANSACTIONS. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period. See more on "Foreign Currency Transactions" under the same title in Appendix B.

    INDUSTRY CONCENTRATION. An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

     LOANS  OF PORTFOLIO SECURITIES.  An underlying fund may lend  its
portfolio  securities  provided:   (1)  that  the  loan  is   secured
continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time
exceed  one-third  of  the  total  assets  of  the  fund.   Loans  of
securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     SHORT SALES. An underlying fund may sell securities short. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale. See more on "Short Sales" under the same title in Appendix B.

    OPTIONS. Certain underlying mutual funds may purchase and write call and put options on securities, securities indexes, and on foreign currencies. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a mutual fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a mutual fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market a fund may be unable to close out a position. If a mutual fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so. See "Options Activities" under the same title in Appendix B.

   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. An underlying mutual fund may invest in financial futures contracts such as interest rate futures contracts, stock index futures contracts, and others, and may purchase and write options on such futures contracts. Generally, transactions in futures contracts and options thereon by a mutual fund must constitute bona fide hedging or other permissible transactions under regulations promulgated by the Commodities Futures Trading Commission (the "CFTC"), under which a fund engaging in such transactions would not be a "commodity pool."

    There are several risks associated with the use of futures contracts. While a mutual fund's use of futures contracts for hedging may protect a fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or securities prices. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a mutual fund and the hedging vehicle so that the fund's return might have been better had hedging not been attempted.

    There can be no assurance that a liquid market will exist at a time when a mutual fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue
to  exist.   Lack of a liquid market for any reason may  prevent  the
fund from liquidating an unfavorable position and the fund would remain obligated to meet margin requirements until the position is closed. See "Futures Contracts" and "Options on Futures Contracts" in Appendix B.

    LEVERAGE THROUGH BORROWING. An underlying fund may borrow a percentage of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. In addition, the Fund may, for temporary or emergency purposes, such as to facilitate redemptions, borrow from a bank in an amount not in excess of 25% of the Fund's total assets, and the Fund may pledge a portion of its total assets to secure such borrowings. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

    WARRANTS. An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

INVESTMENT RESTRICTIONS

     The investment restrictions set forth below, together with the Fund's investment objective and policies, are fundamental policies of the Fund and may not be changed by the Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

          (1) Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry or the securities of issuers that are registered investment companies and that themselves invest more than 25% of their total assets in one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities or obligations issued by U.S. banks;

          (2) Purchase or sell real estate, except that the Fund may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

          (3) Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except that to the extent the Fund engages in transactions in options, futures, and options on futures, the Fund may make margin deposits in connection with those transactions and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and subject to the restrictions described in the Prospectus and in the Statement of Additional Information, purchase securities on margin;

          (4) Lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies:

                    (a)  invest in debt obligations, even though
          the purchase of such obligations may be deemed to be the making of loans;

                    (b)  enter into repurchase agreements; and

                    (c)  lend its portfolio securities in
          accordance with applicable guidelines established by the Board of Trustees;

          (5) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, or in connection with any repurchase agreement, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

          (6) Act as an underwriter of securities of other issuers, except when in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the federal securities laws; and

          (7) Borrow money or pledge, mortgage, or hypothecate its assets, except that the Fund may borrow from banks but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%.

The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval). Unless otherwise indicated, the Fund may not:

          (1) Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Manager are illiquid if, as a result of such investment, more than 15% of the total assets of the Fund (taken at market value at the time of such investment) would be invested in such securities;

          (2) Purchase or sell commodities or commodities contracts; and

          (3) Invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities.

                    MANAGEMENT OF THE TRUST

     The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Common-wealth of Massachusetts and the Trust's Agreement and Declaration of Trust. The Trustees are R. Brock Armstrong, Barnett Chernow, J. Michael Earley, R. Barbara Gitenstein, Robert A. Grayson, Stanley B. Seidler, Elizabeth J. Newell, and Roger B. Vincent. The Executive Officers of the Trust are Barnett
Chernow, Myles R. Tashman, and Mary Bea Wilkinson.

Trustees and Executive Officers of the Trust, their business addresses, and principal occupations during the past five years are:

NAME AND ADDRESS        POSITION        BUSINESS AFFILIATIONS AND
                        WITH THE        PRINCIPAL OCCUPATIONS
                        TRUST

R. Brock Armstrong      Trustee,        Senior Vice President, Individual
Golden American Life    President and   Insurance, The Prudential Insurance
Insurance Cpompany;     Chairman of     Company of America, April 1997 -
1475 Dunwoody Drive     the GCG TRust   February 16, 1999; Executive Vice
West Chester, PA 19380                  President, Operation, London Life
                                        Insurance Co., Executive Vice
                                        President, Life and Health Operations,
                                        London Insurance Group, Chairman,
                                        Security First Group, Chairman,
                                        Security First Group; 1994 to April
                                        1997 Executive Vice President, U.S.
                                        Insurance Operations, President and
                                        Chief Executive Officer, Security
                                        First Group, 1991 to 1994. Age ___.

Barnett Chernow         Vice            Executive Vice President,
Golden American Life    President       Golden American Life
Insurance Co.           Trustee         Insurance Company; Executive
1001 Jefferson Street                   Vice President,  Directed
Wilmington, DE 19801                    Services, Inc.; Executive Vice
                                        President, First Golden American
                                        Life Insurance Company of New
                                        York; formerly,Senior Vice
                                        President and Chief
                                        Financial Officer, Reliance
                                        Insurance Company, August
                                        1977 to July 1993.  Age 49.

J. Michael Earley       Trustee         President, and Chief
665 Locust Street                       Executive Officer, Bankers
Des Moines, IA 50309                    Trust Company, Des Moines,
                                        Iowa since July 1992;
                                        President and Chief
                                        Executive Officer, Mid-
                                        America  Savings Bank,
                                        Waterloo, Iowa from April,
                                        1987 to June, 1992.  Age 53.

R. Barbara Gitenstein   Trustee         President, The College of New Jersey
The College of New Jersey               since January, 1999; Trustee  Provost,
200 Pennington Road                     Drake Office of the President
Ewing, NJ 08628                         University from July 1992 to December
                                        1998, Assistant Provost, State
                                        University of New York from
                                        August, 1991 to July, 1992;
                                        Associate Provost, State
                                        University of New York -
                                        Oswego from January, 1989 to
                                        August, 1991.  Age 50.

Robert A. Grayson       Trustee         Co-founder, Grayson
Grayson Associates                      Associates, Inc.; Adjunct
108 Loma Media Road                     Professor of Marketing, New
Santa Barbara, CA                       York University School of
                                        Business Administration;
                                        former Director, The Golden
                                        Financial Group, Inc.; 93103
                                        former Senior Vice
                                        President, David & Charles
                                        Advertising.  Age 71.

Myles R.  Tashman       Secretary       Executive Vice President,
Golden American Life                    Secretary and General Counsel,
Insurance Co.                           Golden American Life Insurance
1001 Jefferson Street                   Company; Director, Executive Vice
Wilmington, DE 19801                    President, Secretary and General
                                        Counsel, Directed Services, Inc.;
                                        Director, Executive Vice
                                        President, Secretary and General
                                        Counsel, First Golden American Life
                                        Insurance Company of New York;
                                        formerly, Senior Vice President
                                        and General Counsel, United Pacific
                                        Life Insurance Company (1986-
                                        1993).  Age 55.

Stanley B.  Seidler     Trustee         President, Iowa Periodicals,
P.O.  Box. 1297                         Inc. since 1990 and
3301 McKinley Avenue                    President, Excell Marketing
Des Moines, IA 50321                    L.C. since 1994.  Age 70.

Mary Bea Wilkinson      Treasurer       Senior Vice President & Treasurer,
Golden American Life                    First Golden American Life Insurance
Insurance Co.                           Company of New York; Senior Vice
1001 Jefferson Street                   President and Treasurer, Golden
Wilmington, DE 19801                    American Life Insurance Co.;
                                        and President and Treasurer,
                                        Directed Services, Inc.
                                        October 1993 to December
                                        1996; Assistant Vice
                                        President, CIGNA Insurance
                                        Companies, August 1993 to
                                        October 1993; various
                                        positions with United
                                        Pacific Life Insurance
                                        Company, January 1987 to
                                        July 1993, and was Vice
                                        President and Controller
                                        upon leaving.  Age 42.

Roger B.  Vincent       Trustee         President, Springwell
Springwell                              Corporation; Director
Corporation                             Petralone, Inc.; formerly,
230 Park Avenue,                        Managing Director Bankers
New York, NY 10169                      Trust Company.  Age 53.


Elizabeth J. Newell   Trustee           President and Chief
KRAGIE/NEWELL, Inc.                     Executive Officer of
2633 Fleur Drive                        KRAGIE/NEWELL, Inc.  Age 51
Des Moines, IA 50321
-----------------------------

     As of December 31, 1998, none of the Trustees directly owns shares of the Series. In addition, as of December 31, 1998, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the outstanding shares of each Series in the aggregate.

Each Trustee of the Trust who is not an interested person of the Trust or Manager or Portfolio Manager receives a fee of $6,000 for each Trustees' meeting attended and any expenses incurred in attending such meetings or carrying out their responsibilities as Trustees of the Trust. With respect to the period ended December 31, 1998, the Trust paid Trustees' Fees aggregating $______________. The following table shows 1997 compensation  by  Trustee.

                              COMPENSATION TABLE

       (1)               (2)            (3)                (4)             (5)
                                        Pension or                         Total
                         Aggregate      Retirement         Estimated       Compensation
                         Compensation   Benefits Accrued   Annual          From Registrant
Name of Person,          From           As Part of Fund    Benefits Upon   and Fund Complex
Position                 Registrant     Expenses           Retirement      Paid to Trustees

J. Michael Earley,       $   ______     N/A                N/A             $  24,000
   Trustee

R. Barbara Gitenstein,   $   _____      N/A                N/A             $  24,750
   Trustee

Robert A. Grayson        $  ______      N/A                N/A             $  24,000
   Trustee

Stanley B. Seidler,      $   _____      N/A                N/A             $  24,750
   Trustee

Elizabeth J. Newell      $   _____      N/A                N/A             $  24,000
   Trustee

Roger B. Vincent         $  ______      N/A                N/A             $  24,000
   Trustee

M. Norvell Young         $  ______      N/A                N/A             $  6,000
   Trustee


     The table below lists each Variable Contract Owner who owns a Variable Contract that entitles the owner to give voting instructions with respect to 5% or more of the shares of the Series as of December 31, 1998. The address for each record owner is c/o Golden American Life Insurance Company, 1475 Dunwoody Drive, West Chester, PA 19803.

             NAME                         SERIES               PERCENTAGE

Helen B. Yungman                          The Fund For Life       68.92%
Jerome S. Golden                          The Fund For Life        8.08%
Donald C. Nonell                          The Fund For Life       12.09%

The Management Agreement
------------------------

     Subject to the supervision of the Trust's Board of Trustees, the Manager will provide a continuous investment program for the Fund's portfolio and determine the composition of the assets of the Fund's portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio. The Manager will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of the Fund's assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Fund, when these transactions should be executed, and what portion of the assets of the Fund should be held in the various securities and other investments in which it may invest in accordance with the Fund's investment objective or objectives, policies, and restrictions.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of the Fund's assets and the purchase and sale of its portfolio securities.

     The Management Agreement will continue in effect until February 1996, and from year to year thereafter provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Management Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Management Agreement, or interested persons of such party, at a meeting held on September 27, 1994. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by the Manager, on 60 days' written notice by either party to the Management Agreement and will terminate automatically if assigned.

      The Trust pays the Manager a monthly fee at an annual rate of ____% of the average daily net assets of the Fund. Gross fees paid to the Manager for the fiscal years ended December 31, 1998, 1997 and 1996 under the Management Agreement were $_____, $258, and $830, respectively.

The Administrative Services Agreement
-------------------------------------

     Directed Services, Inc. ("Administrator") serves as
Administrator to the Fund pursuant to an Administrative Services
Agreement between the Administrator and the Trust. Its address is 1475 Dunwoody Drive, West Chester, PA 19803. DSI also serves as Manager to the Fund.

     Pursuant to the Administrative Services Agreement, the Administrator, subject to the direction of the Board of Trustees, is responsible for providing all supervisory and management services reasonably necessary for the operation of the Trust and the Fund other than the services performed by the Manager. These services shall include, but are not limited to, (i) coordinating all matters relating to the functions of the Fund's Manager, Custodian, Dividend Disbursing Agent, and Recordkeeping Agent (including pricing and valuation of the Fund's portfolio), accountants, attorneys, and other parties performing services or operational functions for the Trust, (ii) providing the Trust and the Fund, at the Administrator's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws as well as other applicable laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by the Manager or third parties approved by the Trust of such books and records of the Trust and the Fund as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties approved by the Trust of all federal, state, and local tax returns and reports of the Trust required by applicable law; (v) preparing and, after approval by the Trust, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Trust as required by applicable law; (vi) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (vii) taking such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the Securities and Exchange Commission and other regulatory agencies; and (viii) providing the Trust, at the Administrator's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for its operations as contemplated in the Administrative Services Agreement. Other responsibilities of the Administrator are described in the Prospectus.

     The Administrator shall make its officers and employees available to the Board of Trustees and officers of the Trust for consultation and discussions regarding the supervision and administration of the Fund. The Trust pays the Administrator a monthly fee at an annual rate of _____% of the Fund's average daily assets. Gross fees paid the Administrator under the Administrative Services Agreement for the fiscal years ended December 31, 1998, 1997 and 1996 were $____, $518, and $1,660, respectively. The 1997 fees were waived by the Administrator.

     The Trust bears all of its costs of operation other than those specifically borne by the Administrator or the Manager.
The Fund's costs include any direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of the Trust's attorneys and auditors, taxes and governmental fees, cost of share certificates and other expenses of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, fees and expenses of data processing, recordkeeping and financial accounting services rendered to the Trust, expenses of printing and filing reports and other documents with governmental agencies, expenses of typesetting, printing and distributing Prospectuses to the existing shareholders, expenses of annual and special shareholders' meetings, charges of custodians, fees and expenses of Trustees of the Trust who are not officers or employees to the Manager or its affiliates, membership dues in the Investment Company Institute or other industry associations, insurance premiums and extraordinary expenses such as litigation expense and the expense of compliance with any governmental tax withholding requirements.

     Certain of the expenses incurred by the Fund in connection with its organization, its registration with the Securities and Exchange Commission and any states where registered, and the public offering of its shares were advanced on behalf of the Trust by the Manager. These organizational expenses are deferred and amortized by the Fund over a period not exceeding 60 months from the date of the Fund's commencement of operations.


Distribution of Trust Shares
----------------------------

     Directed Services, Inc. (the "Distributor") serves as the Trust's Distributor pursuant to a Distribution Agreement with the Trust. The Distributor is not obligated to sell a specific amount of Trust shares. The Distributor bears all expenses of providing services pursuant to the Distribution Agreement including the costs of sales presentations, mailings, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares.

Purchases and Redemptions
-------------------------

     For information on purchase and redemption of shares, see "Purchase of Shares" and "Redemption of Shares" in the Fund's Prospectus. The Trust may suspend the right of redemption of shares of the Fund and may postpone payment beyond seven days for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

                     PORTFOLIO TRANSACTIONS

     As part of its obligations under the Management Agreement, the Manager places all orders for the purchase and sale of portfolio investments for the Fund's account with brokers or dealers selected by it in its discretion. With respect to orders for the purchase and sale of no-load mutual funds, the Manager places orders directly with the mutual fund or its agent. With respect to purchases of certain money market instruments, purchase orders are placed directly with the issuer or its agent. Purchases of load fund shares may be effected by the Manager itself, which is a registered broker-dealer, although other brokers or dealers may be selected at the discretion of the Manager.

     When appropriate, the Fund may arrange to be included within a class of investors entitled to a reduced sales charge on load fund shares and may purchase load fund shares under letters of intent, rights of accumulation and cumulative purchase privileges, which permit it to obtain reduced sales charges for larger purchases of shares. Therefore, in a majority of cases, the sales charges paid by the Fund on a load fund purchase do not exceed 1% of the public offering price.

     Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales charges. Therefore, the Fund currently is not able to negotiate the level of the sales charges at which it purchases shares of load funds, which may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested). Nevertheless, certain factors tend to keep the Fund's portfolio transaction costs as low as possible, including: (1) the Fund, to the extent feasible, purchases shares of no-load funds which can be acquired without incurring a sales charge or utilizing a broker to effect the transaction; (2) the Fund, to the extent feasible, takes advantage of exchange or conversion privileges offered by many "families" of mutual funds; and (3) insofar as the Fund invests in U.S. Government and other money market securities, the transaction costs should be minimal.

     With respect to all non-mutual fund securities, in executing transactions, the Manager attempts to obtain the best execution for the Fund taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup.

     The Manager may in the future provide advisory services to clients other than the Fund. A particular security may be bought or sold by the Manager for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. Two or more clients of the Manager also may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Manager, and the results of such allocations, are subject to periodic review by the Trust's Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

                        NET ASSET VALUE

     As indicated under "Net Asset Value" in the Prospectus, the Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at or about 4:00 P.M., New York City time, on each day the New York Stock Exchange is open for trading, exclusive of federal holidays.


                          ADVERTISING

     The Trust may, from time to time, include the total return of the Fund in advertisements or sales literature. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Fund offers its shares.


     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. For the fiscal year ended December 31, 1998 and the period from the commencement of operations of the Fund on March 1, 1993 to December 31, 1998, the total return of the Fund was 13.67% and _____%, respectively.

     Performance information for the Fund may be compared, in advertisements, sales literature, and reports to shareholders to:
(i) the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Lehman Brothers Government Bond Index, the Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Salomon High Yield Index, or other indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Quotations of total return for the Fund will not take into account charges and deductions against any separate accounts to which the Fund shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American Life Insurance Company, although comparable performance information for the separate account will take such charges into account. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objective and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Advertisements may include discussion of the underlying mutual funds held by the Fund.

                            TAXATION

     The following discussion summarizes certain U.S. federal tax considerations incident to an investment in the Fund.

     The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal
Revenue Code of 1986, as amended (the "Code").

     To qualify as a regulated investment company, the Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; (ii)diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S.

Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its net investment income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net investment income and net capital gains (net long-term capital gains in excess of the net short-term capital losses) that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net capital gains.

     In general, amounts not distributed by a regulated investment company on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) of the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The Fund will not be subject to the excise tax on undistributed amounts for any calendar year if at all times during the calendar year the shareholders of the Fund consist only of segregated asset accounts of life insurance companies established in connection with variable contracts, as defined in the Code. (For this purpose, any shares of the Fund attributable to an investment in the Fund not exceeding $250,000 made in connection with the organization of the Fund shall not be taken into account.) In the event the Fund fails to meet this exception, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November, or December of that year with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders (the insurance company separate accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     If the Fund invests in shares of an investment company organized abroad, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or on the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains.

     To comply with regulations under Section 817(h) of the Code, the Fund generally will be required to diversify its investments following the first anniversary of the beginning of its operations. Generally, pursuant to Section 817(h), the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

     In connection with the issuance of the diversification regulations, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The insurance company to which the Fund offers its shares (the "Company") has advised the Trust that it believes that, for federal income tax purposes, the Fund will be the owner of the shares of the mutual funds and any income therefrom, and the separate accounts of the Company will be the owners of the Shares of the Fund and any income therefrom. Although it is not known what standards will be incorporated in future regulations or other pronouncements, the Treasury staff has indicated informally that it is concerned that there may be too much contract owner control where a mutual fund (or series) underlying a separate account invests solely in securities issued by companies in a specific industry. Similarly, the ability of a contract owner to select a fund representing a specific economic risk or to direct (without restriction) the issuer of a variable contract at any time to invest in the Fund or other investments may also be proscribed. The belief of the Company with respect to the ownership by the Fund of the mutual fund shares and the income therefrom, and by the separate accounts of the Shares of the Fund and the income therefrom, is based upon published Internal Revenue Service rulings and the Company's understanding of the current Internal Revenue Service policy.

     In connection with the issuance of the temporary diversification regulations in 1986, the Treasury announced that such regulations did not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account without being considered the owners of the assets of the account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. These future rules and regulations proscribing investment control may adversely affect the ability of the Fund to operate as described in the Prospectus. There is, however, no certainty as to what standards, if any, Treasury will ultimately adopt. In the event that unfavorable rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Fund will not have to change its investment objective or objectives, investment policies, or investment restrictions. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the Variable Contract owners to be considered the owners of the assets underlying the Separate Accounts.

Distributions
-------------

     Distributions of net investment income by the Fund are taxable to shareholders (the insurance company separate accounts) as ordinary income. Net capital gains will be treated, to the extent distributed and designated as capital gains dividends, as long-term capital gains in the hands of the shareholders.


Other Taxes
-----------

     Distributions may also be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


                       OTHER INFORMATION


Capitalization
--------------

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust currently consists of fourteen operational Series, one of which is discussed in this Statement of Additional Information. The Board of Trustees may establish additional Series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Series will not alter the rights of the Trust's shareholders, the Separate Accounts. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Series of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio.

     Expenses incurred by the Fund in connection with its organization and the public offering of its shares aggregated approximately $51,850.03. These costs have been deferred and are being amortized over a period not exceeding five years from the Fund's commencement of operations.

     On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that change, the name of the Trust was The Specialty Managers Trust, and prior to July 17, 1989, the name of the Trust was Western Capital Specialty Managers Trust.


Voting Rights
-------------

     Shareholders of the Trust are given certain voting rights.
Each share of each Series will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Series, or for the Trust as a whole, for purposes of electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. It is not anticipated that the Trust will hold meetings of the shareholders of the Fund unless required by law or the Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.


Custodian
---------

     The Custodian for the Trust is Bankers Trust Company, 280
Park Avenue, New York, NY 10017. DSI provides portfolio accounting services for the Trust pursuant to a Portfolio
Accounting Agreement.

Independent Auditors
--------------------

     Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116-5072, serves as independent auditors for the Trust.


Counsel
-------

     Sutherland, Asbill & Brennan LLP, 1275 Pennsylvania Avenue, NW, Washington, D.C. 20004-2440 serves as counsel to the Trust.


Registration Statement
----------------------

     This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


FINANCIAL STATEMENTS

     The audited financial statements for the Fund dated as of December 31, 1998, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Fund's Annual Report dated as of December 31, 1998.

            APPENDIX A:  DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from the Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

       APPENDIX B:  SECURITIES AND INVESTMENT TECHNIQUES
                   OF UNDERLYING MUTUAL FUNDS


     FOREIGN CURRENCY TRANSACTIONS. An underlying fund may enter into forward contracts in connection with its portfolio transactions in securities traded in a foreign currency. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

     Under the Internal Revenue Code (the "Code"), gains or losses attributable to fluctuations in exchange rates which occur between the time an underlying fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of an underlying fund's investment company taxable income to be distributed to the Fund as ordinary income. This, in turn, will affect the amount of investment company taxable income of the Fund. See "Dividends, Distributions, and Taxes" in the Fund's Prospectus.

     MASTER DEMAND NOTES.   Although the Fund itself will not do
so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

     SHORT SALES. An underlying fund may sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund also may have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     The underlying fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

     A short sale is "against the box" if at all times when the short position is open the fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

     OPTIONS ACTIVITIES. An underlying fund may write (i.e., sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.


     An underlying fund may purchase a call on securities only to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

     An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When an underlying fund writes a put, it must "cover" the put by either maintaining cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian or by holding a put on the same security and in the same principal amount as the put written when the exercise price of the put held is equal to or greater than the exercise price of the put written. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio.
If any put is not exercised or sold, it will become worthless on its expiration date.

     An underlying fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

     The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities, to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     FUTURES CONTRACTS. An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

     A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes. Also, the successful use of futures depends upon the underlying fund investment advisor's ability to predict correctly movements in the direction of the market.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions, although speculators generally serve an important function by bringing liquidity to the futures markets. When purchasing a futures contract, a fund must deposit in a segregated account cash or high quality debt instruments equal in value to the current value of the underlying instruments less the margin deposit.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

     OPTIONS ON FUTURES CONTRACTS. An underlying fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

****************

PART C

****************

                                PART C. OTHER INFORMATION

Item 23. Exhibits

    Exhibits

     (a) (1) Amended and Restated Agreement and Declaration of
                 Trust (To be filed by amendment)
         (2) Amendment to the Restated Agreement and Declaration of
                 Trust (adding the Managed Global Series) (1)
         (3) Amendment to the Restated Agreement and Declaration of
                 Trust (adding the Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value + Growth Series, Global Fixed Income Series, Growth Opportunities Series & Developing World Series) (2)

     (b)   By-laws (To be filed by amendment)

     (c)   Instruments Defining Rights of Security Holders
             (To be filed by amendment)

     (d) (1) (A) Management Agreement (for all Series except The
                    Fund For Life)(3)
             (B) Management Agreement (for The Fund For Life)
                    (To be filed by amendment)

         (2)     Portfolio Management Agreements

             (A) Portfolio Management Agreement with Pilgrim
                    Baxter & Associates, Ltd. (4)
             (B) Portfolio Management Agreement with Putnam
                    Investment Management, Inc. (5)
             (C) Portfolio Management Agreement with T. Rowe
                    Price Associates, Inc. (6)
             (D) Portfolio Management Agreement with Van Eck
                    Associates Corporation (7)
             (E) Portfolio Management Agreement with ING Investment
                    Management LLC, formerly Equitable Investment Services, Inc. (8)
             (F) Portfolio Management Agreement with EII
                    Realty Securities, Inc. (9)
             (G) Portfolio Management Agreement with Kayne
                    Anderson Investment Management, LLC. (10)
             (H) Portfolio Management Agreement with Fred Alger
                    Management, Inc. (11)
             (I) Portfolio Management Agreement with Eagle
                    Asset Management, Inc. (12)
             (J) Portfolio Management Agreement with
                    Massachusetts Financial Services Company and
                    Montgomery Asset Management, L.P. (13)
             (K) Portfolio Management Agreement with
                    Baring International Investment Limited
                    (To be filed by amendment)
             (L) Portfolio Management Agreement with
                    A I M Capital Management, Inc.
                    (To be filed by amendment)

             (M) Portfolio Management Agreement with
                    Janus Capital Corporation
                    (To be filed by amendment)
             (N) Portfolio Management Agreement with
                    Alliance Capital Management L.P.
                    (To be filed by amendment)
             (O) Schedule Pages for T. Rowe Price Associates, Inc.
                    (To be filed by amendment)
             (P) Schedule Pages for EII Realty Securities, Inc.
                    (To be filed by amendment)

       (3) Administrative Services Agreement for The Fund For Life (To be filed by amendment)

       (4)  Administration and Fund Accounting Agreement among the
                  Trust, Directed Services, Inc., and First Data
                  Corporation. (To be filed by amendment)

   (e)  Distribution Agreement (14)

   (f)  Not Applicable

   (g) (1) Custodian Agreement and Addenda (To be filed by amendment)
       (2) Addendum to the Custodian  Agreement (adding
              Managed Global Series) (15)
       (3) Addendum to the Custodian Agreement (adding
              Mid-Cap Growth Series)(16)
       (4) Addendum to the Custodian Agreement (adding
              Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth,
              Global Fixed Income Series, Growth Opportunities
              Series, and Developing World Series) (17)

   (h) (1) (A) Transfer Agency and Service Agreement
                  (To be filed by amendment)
           (B) Addendum to the Transfer Agency and Service
                  Agreement for The Fund For Life, Zero Target 2002 Series, and Capital Appreciation Series (18)

       (2) (A) Organizational Agreement for Golden American
                  Life Insurance Company (To be filed by amendment)
           (B) Assignment Agreement for Organizational Agreement (19)
           (C) Organizational Agreement for The Mutual
                  Benefit Life Insurance Company (20)
           (D) Assignment Agreement for Organizational Agreement (21)
           (E) Addendum to Organizational Agreement (adding
                  Market Manager Series and Value Equity Series) (22)
           (F) Addendum to the Organizational Agreement (adding the Strategic Equity Series) (To be filed by amendment)
           (G) Addendum to the Organizational Agreement (adding the Small Cap Series) (To be filed by amendment)
           (H) Addendum to the Organizational Agreement (adding
                  Managed Global Series) (23)
           (I) Addendum to the Organizational Agreement (adding
                  Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (24)

       (3) (A) Settlement Agreement for Golden American Life
                  Insurance Company (To be filed by amendment)
           (B) Assignment Agreement for Settlement Agreement (25)
           (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (To be filed by amendment)
           (D) Assignment Agreement for Settlement
                  Agreement (To be filed by amendment)

       (4)  Indemnification Agreement (26)

       (5) (A) Expense Reimbursement Agreement (27)
           (B) Amendment No. 1 to the Expense Reimbursement
                  Agreement (To be filed by amendment)
           (C) Amendment No. 2 to the Expense Reimbursement
                  Agreement (To be filed by amendment)
           (D) Amendment No. 3 to the Expense Reimbursement
                  Agreement (To be filed by amendment)
           (E) Amendment No. 4 to the Expense Reimbursement
                  Agreement (To be filed by amendment)

   (i)  Opinion and Consent of Sutherland, Asbill & Brennan LLP

   (j)  Consent of Ernst & Young LLP, independent auditors
           (To be filed by amendment)

   (k)  Not Applicable

   (l) (1)  Initial Capital Agreement (To be filed by amendment)
       (2)  Initial Capital Agreement for The Fund For Life
                (To be filed by amendment)

   (m)  Not Applicable

   (n)  Financial Data Schedule (To be filed by amendment)

   (o)  Not Applicable

   (p)  Powers of Attorney

-------------------------

   (1) Incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

   (2) Incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

   (3) Incorporated by reference to Exhibit 5(a)(i) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (4) Incorporated by reference to Exhibit 5(b)(i) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (5) Incorporated by reference to Exhibit 5(b)(iii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (6) Incorporated by reference to Exhibit 5(b)(iv) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (7) Incorporated by reference to Exhibit 5(b)(v) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (8) Incorporated by reference to Exhibit 5(b)(vi) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (9) Incorporated by reference to Exhibit 5(b)(viii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (10) Incorporated by reference to Exhibit 5(b)(ix) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (11) Incorporated by reference to Exhibit 5(b)(x) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (12) Incorporated by reference to Exhibit 5(b)(xi) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (13) Incorporated by reference to Exhibit 5(b)(xii) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

  (14)  Incorporated by reference to Exhibit 6 of Post-Effective
        Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

  (15) Incorporated by reference to Exhibit 8(a)(vi) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

  (16) Incorporated by reference to Exhibit 8(a)(vii) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 1, 1997, File No. 33-23512.

  (17) Incorporated by reference to Exhibit 8(a)(viii) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

  (18) Incorporated by reference to Exhibit 9(a)(ii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (19) Incorporated by reference to Exhibit 9(b)(ii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (20) Incorporated by reference to Exhibit 9(b)(iii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (21) Incorporated by reference to Exhibit 9(b)(iv) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (22) Incorporated by reference to Exhibit 9(b)(v) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (23) Incorporated by reference to Exhibit 9(b)(viii) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

  (24) Incorporated by reference to Exhibit 9(b)(IX) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

  (25) Incorporated by reference to Exhibit 9(c)(i) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (26) Incorporated by reference to Exhibit 9(d) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (27) Incorporated by reference to Exhibit 9(e)(i) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.


Item 24.  Persons Controlled by or Under Control with Registrant.

        As of the date of this Post-Effective Amendment, a separate account of The Mutual Benefit Life Insurance Company ("MBL"), separate accounts of Security Equity Life Insurance Company, a separate account of Equitable Life Insurance Company of Iowa, Golden American Life Insurance Company and First Golden American Life Insurance Company of New York and its separate accounts own all of the outstanding shares of Registrant.

        MBL, Security Equity Life Insurance Company, a separate account of Equitable Life Insurance Company of Iowa, Golden American Life Insurance Company and First Golden American Life Insurance Company of New York are required to vote fund shares in accordance with instructions received from owners of variable life insurance and annuity contracts funded by separate accounts of that company.

        ING Insurance International B.V. (The Netherlands)
            ING America Insurance Holdings, Inc. (Delaware)
                Equitable of Iowa Companies, Inc. (Delaware)
                (Equitable of Iowa Companies, Inc. is owned 50% by ING American Insurance Holdings, Inc. and 50% by ING
                Insurance International B.V.
                    Golden American Life Insurance Company (Delaware)
                        First Golden American Life Insurance Company of
                        New York (New York) (Golden American Life Insurance Company, Inc. and First Golden American Life Insurance Company of New York file consolidated financial statements each with the other)
                        The GCG Trust (Massachusetts)

Item 25.       Indemnification.

        Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

        Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

        The Trust has a management agreement with Directed Services Inc. ("DSI"), and The Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser.

                                 Directed Services, Inc.

        The Manager of all Series of the Trust is DSI. The directors and officers of the Manager have, during the past year, had substantial affiliations with Golden American Life Insurance Company ("Golden American") and Equitable of Iowa Companies ("EIC") and its affiliates. Unless otherwise stated all officers of DSI have a principal business address of 1001 Jefferson Street, Suite 400, Wilmington, Delaware, 19801, and after March 19, 1999, DSI's new address is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Most directors of DSI are employees of either EIC or one of its affiliates or each serves as directors of some or all of EIC's subsidiaries. In addition to DSI and Golden American, EIC's subsidiaries are Equitable Life Insurance Company of Iowa ("Equitable Life"), Equitable American Insurance Company ("Equitable American") USG Annuity & Life Company ("USG") and Locust Street Securities. EIC's principal business address 909 Locust Street, Des Moines, Iowa 50306.

Name                          Position With Adviser              Other Affiliations

Myles R. Tashman              Director, Executive Vice           Director, Executive Vice President, General
                                President, Secretary and         Counsel, and Secretary of Golden American
                                General Counsel                  Life Insurance Company, Inc., and First
                                                                 Golden American Insurance Company of New
                                                                 York.

R. Lawrence Roth              Director                           President of VESTAX Capital Corporation
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH  44236

James R. McInnis              President                          Executive Vice President of Golden
                                                                 American Life Insurance Company and
                                                                 First Golden American Life Insurance
                                                                 Company of New York.

Barnett Chernow               Director and                       President of Golden American
                                Executive Vice President         Life Insurance Company and First Golden
                                                                 American Life Insurance Company of New
                                                                 York; Vice President of Equitable Life
                                                                 Insurance Company of Iowa and USG
                                                                 Annuity & Life Company.

Stephen J. Preston            Senior Vice President              Executive Vice President and Chief Actuary
                                                                 Golden American Life Insurance Company,
                                                                 Inc. and First Golden American Life
                                                                 Insurance Company of New York

Jodie Schult                  Treasurer                          Treasurer of Locust Street Securities, Inc.
Equitable of Iowa Companies
909 Locust Street
Des Moines, IA  50309

                                    -7-

David L. Jacobson             Senior Vice President              Senior Vice President and Assistant
                                                                 Secretary of Golden American Life Insurance
                                                                 Company, Inc. and First Golden American
                                                                 Life Insurance Company of New York


                    T. Rowe Price Associates, Inc.

For information regarding T. Rowe Price Associates, Inc., reference is made to Form ADV of T. Rowe Price Associates, Inc., SEC File No. 801-00856, which is incorporated by reference.

                    Van Eck Associates Corporation

For information regarding Van Eck Associates Corporation, reference is made to Item 28 on Form N-1A for Van Eck Funds, Registration No. 2-97596, which is incorporated by reference.


                 Kayne Anderson Investment Management, LLC

For information regarding Kayne Anderson Investment Management, LLC, reference is made to Form ADV of Kayne Anderson Investment Management, LLC, SEC File No. 801-24241, which is incorporated by reference.

                      Eagle Asset Management, Inc.

For information regarding Eagle Asset Management, Inc., reference is made to Form ADV of Eagle Asset Management, Inc., SEC File No. 801-21343, which is incorporated by reference.

                      EII Realty Securities, Inc.

For information regarding EII Realty Securities, Inc., reference is made to Form ADV of EII Realty Securities, Inc., SEC File No. 801-44099, which is incorporated herein by reference.

                      Fred Alger Management, Inc.

For information regarding Fred Alger Management, Inc., reference is made to Form ADV of Fred Alger Management, Inc., SEC File No. 801-6709, which is incorporated by reference.


                     A I M Capital Management, Inc.

For information regarding A I M Capital Management, Inc., reference is made to Form ADV of A I M Capital Management, Inc., SEC File No. 801-15211, which is incorporated by refereence.

                    Putnam Investment Management, Inc.

For information regarding Putnam Investment Management, Inc., reference is made to Form ADV of Putnam Investment Management, Inc., SEC File No. 801-7974, which is incorporated by reference.

                     ING Investment Management, LLC

For information regarding ING Investment Management, LLC, reference is made to Form ADV of ING Investment Management, LLC, SEC File No. 801-15160, which is incorporated by reference.

               Baring International Investment Limited

For information regarding Baring International Investment Limited, reference is made to Form ADV of Baring International Investment Limited, SEC File No. 801-15160, which is incorporated by reference.

                 Massachusetts Financial Services Company

For information regarding Massachusetts Financial Services Company, reference is made to Form ADV of Massachusetts Financial Services Company, SEC File No. 801-15160, which is incorporated by reference.

                    Janus Capital Corporation

For information regarding Janus Capital Corporation reference is made to Form ADV of Janus Capital Corporation, SEC File No. 801-13991, which is incorporated by reference.

                    Alliance Capital Management L.P.

For information regarding Alliance Capital Management L.P. reference is made to Form ADV of Alliance Capital Management L.P., SEC File No. 801-32361, which is incorporated by reference.

                   Montgomery Asset Management, LLC

For information regarding Montgomery Asset Management, LLC, reference is made to Form ADV of Montgomery Asset Management, LLC, SEC File No. 801-54803, which is incorporated by reference.


Item 27.       Principal Underwriters.

     (a)  Directed Services, Inc. serves as Distributor of Shares of The GCG
          Trust.

     (b) The following officers of Directed Services, Inc. hold positions with the registrant: Barnett Chernow, Vice President, and Myles
          R. Tashman, Secretary.

NAME and PRINCIPAL            POSITIONS and OFFICES              POSITIONS and OFFICES
BUSINESS ADDRESS              with UNDERWRITER                   with FUND

Barnett Chernow               Director and Executive             Vice President
Golden American Life            Vice President
Insurance Co.
1001 Jefferson Street
Wilmington, DE  19801

Myles R. Tashman              Director, Executive Vice           Secretary
Golden American Life          President, Secretary and
Insurance Co.                   General Counsel
1001 Jefferson Street
Wilmington, DE  19801


     (c)    Not Applicable (Underwriter Receives No Compensation)

Item 28.  Location of Accounts and Records.

        The Trust maintains its books of account for each Series as required by Section 31(a) of the 1940 Act and rules thereunder at its principal office at 1001 Jefferson Street, Suite 400, Wilmington, Delaware 19801. After March 19, 1999 the new address is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. The Trust's books of account are also kept at the offices of First Data Corp. 3200 Horizon Drive, P. O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

Item 29.   Management Services.

        There are no management-related service contracts not discussed in Part A or Part B.

Item 30.  Undertakings.

        Registrant undertakes to furnish to each person to whom a prospectus for The GCG Trust or The Fund For Life is provided a copy of the Trust's or The Fund For Life's latest Annual Report upon request and without charge.

                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 33-23512) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and the State of Delaware, on March 1, 1999.


                                            THE GCG TRUST
                                            (Registrant)


                                            /s/ Myles R. Tashman
                                            --------------------------
                                            Myles R. Tashman*
                                            Secretary
*By:  /s/Marilyn Talman
      ---------------------
      Marilyn Talman
      as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 33-23512) has been duly signed below by the following persons on behalf of The GCG Trust in the capacity indicated on March 1, 1999.


Signature                                      Title

                                               Chairman, President and
                                               Trustee
----------------------
R. Brock Armstrong

                                               Vice-President and
                                               Trustee
----------------------
Barnett Chernow*

                                               Trustee
----------------------
J. Michael Earley*

                                               Trustee
----------------------
R. Barbara Gitenstein*

                                               Trustee
----------------------
Robert A. Grayson*

                                               Trustee
----------------------
Elizabeth J. Newell*

                                               Trustee
----------------------
Stanley B. Seidler*

                                               Trustee
----------------------
Roger B. Vincent*


*By:           /s/ Marilyn Talman
               -----------------------
               Marilyn Talman
               as Attorney-in-Fact

            EXHIBIT INDEX

Number      Exhibit Name                                        Exhibit
(i)         Consent of Sutherland, Asbill & Brennan LLP         EX99.i
(p)         Powers of Attorney                                  EX99.p